UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Asset Manager Portfolio

September 30, 2005

1.808793.101 VIPAM-QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 49.8%

	Shares	Value

CONSUMER DISCRETIONARY 6.5%
Auto Components – 0.0%
Aisin Seiki Co. Ltd.	9,400	$268,533
Cheng Shin Rubber Industry Co. Ltd.	109,000	88,848
NOK Corp.	8,100	242,894
Stanley Electric Co. Ltd.	30,800	469,722
Sumitomo Rubber Industries Ltd.	19,000	227,395
Tong Yang Industry Co. Ltd.	148,000	177,499
		1,474,891
Automobiles – 0.2%
Honda Motor Co. Ltd.	3,400	193,120
Hyundai Motor Co.	11,430	892,712
Kia Motors Corp.	21,170	395,606
Renault SA	10,800	1,023,163
Toyota Motor Corp.	37,500	1,731,938
		4,236,539
Distributors 0.0%
Doshisha Co. Ltd.	6,900	141,409
Diversified Consumer Services 0.0%
ABC Learning Centres Ltd.	49,863	238,071
Raffles Education Corp. Ltd.	371,000	188,559
YBM Sisa.com, Inc.	4,628	77,614
		504,244
Hotels, Restaurants & Leisure 0.5%
Carnival Corp. unit	30,000	1,499,400
Hilton Group PLC	238,100	1,321,338
McDonald’s Corp.	206,800	6,925,732
Royal Caribbean Cruises Ltd.	26,700	1,153,440
St. Marc Co. Ltd.	600	28,692
William Hill PLC	120,100	1,235,508
		12,164,110
Household Durables 0.2%
Barratt Developments PLC	29,200	389,270
Casio Computer Co. Ltd.	17,000	248,705
Chitaly Holdings Ltd.	278,000	157,683
George Wimpey PLC	116,800	882,106
HTL International Holdings Ltd.	355,000	270,640
Koninklijke Philips Electronics NV
(NY Shares)	45,700	1,219,276
LG Electronics, Inc.	3,380	226,413
Matsushita Electric Industrial Co. Ltd.	27,000	461,970
Sony Corp.	8,300	275,477
Sumitomo Forestry Co. Ltd.	36,000	367,614
Techtronic Industries Co. Ltd.	195,000	498,978
Tsann Kuen Enterprise Co. Ltd.	59,160	94,662
Wilson Bowden PLC	20,500	421,780
		5,514,574
Leisure Equipment & Products 0.0%
Aruze Corp.	7,500	122,099
Asia Optical Co., Inc.	25,294	161,587

	Shares	Value
Li Ning Co. Ltd.	272,000	$162,169
Mars Engineering Corp.	6,200	191,419
Sankyo Co. Ltd. (Gunma)	3,400	180,383
Sega Sammy Holdings, Inc.	7,100	282,196
Sega Sammy Holdings, Inc. New	7,100	277,157
		1,377,010
Media 2.7%
Bandai Visual Co. Ltd.	47	160,536
Beijing Media Corp. Ltd. (H Shares)	32,000	53,627
Clear Channel Communications, Inc.	1,464,568	48,169,642
Cyber Agent Ltd.	59	108,352
Cyber Agent Ltd. New (a)	59	105,211
E.W. Scripps Co. Class A	31,069	1,552,518
ITV PLC	657,971	1,311,956
Lagardere S.C.A. (Reg.)	20,500	1,455,354
livedoor MARKETING Co. Ltd. (a)	1,692	71,303
Macquarie Communications
Infrastructure Group unit	58,300	263,680
Modern Times Group AB (MTG)
(B Shares) (a)	10,850	408,818
News Corp.:
Class A	497,100	7,749,789
Class B unit	57	941
Omnicom Group, Inc.	72,500	6,063,175
Oricon, Inc.	52	66,432
Seek Ltd.	112,200	252,446
Television Broadcasts Ltd.	44,000	269,138
Yedang Entertainment Co. Ltd. (a)	11,895	170,987
		68,233,905
Multiline Retail – 0.0%
Don Quijote Co. Ltd.	1,400	90,670
Specialty Retail 2.8%
Esprit Holdings Ltd.	125,000	934,598
Hikari Tsushin, Inc.	4,000	255,509
Home Depot, Inc.	1,696,700	64,712,138
Pertama Holdings Ltd.	568,000	119,166
TJX Companies, Inc.	227,800	4,665,344
Tsutsumi Jewelry Co. Ltd.	5,200	161,006
USS Co. Ltd.	3,580	255,996
		71,103,757
Textiles, Apparel & Luxury Goods 0.1%
Adidas Salomon AG	3,100	538,846
Asics Corp.	18,000	152,986
Billabong International Ltd.	29,500	293,620
Ted Baker PLC	71,200	605,565
		1,591,017

TOTAL CONSUMER DISCRETIONARY		166,432,126

CONSUMER STAPLES 3.7%
Beverages 0.3%
Asahi Breweries Ltd.	19,100	243,503
C&C Group PLC	112,300	672,363

Quarterly Report

2

Common Stocks continued

	Shares	Value

CONSUMER STAPLES – continued
Beverages – continued
PepsiCo, Inc.	87,300	$4,950,783
Pernod Ricard	12,500	2,207,632
Takara Holdings, Inc.	30,000	190,301
Yantai Changyu Pioneer Wine Co.
(B Shares)	122,800	217,665
		8,482,247
Food & Staples Retailing – 2.2%
Aeon Co. Ltd.	7,500	151,709
CVS Corp.	874,600	25,372,146
Safeway, Inc.	301,700	7,723,520
Wal Mart Stores, Inc.	494,600	21,673,372
Wumart Stores, Inc. (H Shares)	26,000	55,973
		54,976,720
Food Products – 0.0%
Binggrea Co. Ltd.	4,130	165,437
China Mengniu Dairy Co. Ltd.	130,000	107,253
Global Bio Chem Technology Group Co.
Ltd.	474,000	216,917
Global Bio Chem Technology Group Co.
Ltd. warrants 5/31/07 (a)	25,250	228
Hokuto Corp.	4,100	71,876
Orion Corp.	2,340	414,854
People’s Food Holdings Ltd.	192,000	124,815
		1,101,380
Household Products – 0.1%
Colgate Palmolive Co.	58,800	3,104,052
LG Household & Health Care Ltd.	4,600	264,054
Uni Charm Corp.	2,600	113,027
		3,481,133
Personal Products 0.3%
Alberto Culver Co.	153,150	6,853,463
Hengan International Group Co. Ltd.	58,000	55,328
		6,908,791
Tobacco – 0.8%
Altria Group, Inc.	259,600	19,135,116

TOTAL CONSUMER STAPLES		94,085,387

ENERGY 2.8%
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.	147,000	9,003,750
ENSCO International, Inc.	135,200	6,298,968
Expro International Group PLC	34,500	332,997
GlobalSantaFe Corp.	226,100	10,314,682
Ocean RIG ASA (a)	107,500	1,234,783
Petroleum Geo Services ASA (a)	43,000	1,368,517
Transocean, Inc. (a)	139,800	8,571,138
WorleyParsons Ltd.	15,000	117,151
		37,241,986

		Shares	Value
Oil, Gas & Consumable Fuels 1.3%
BG Group PLC		209,100	$1,985,045
BowLeven PLC		27,800	358,098
CNOOC Ltd.		559,000	403,542
ConocoPhillips		103,300	7,221,703
Cosmo Oil Co. Ltd.		42,000	229,160
ENI Spa		143,000	4,235,660
ENI Spa sponsored ADR		8,700	1,288,470
Exxon Mobil Corp.		139,000	8,832,060
Formosa Petrochemical Corp.		71,028	136,339
GS Holdings Corp.		4,440	113,181
Nippon Mining Holdings, Inc.		51,500	411,211
PetroChina Co. Ltd. (H Shares)		384,000	320,141
Statoil ASA		94,600	2,346,499
Total SA sponsored ADR		42,400	5,758,768
			33,639,877

TOTAL ENERGY			70,881,863

FINANCIALS 10.8%
Capital Markets 1.7%
Credit Suisse Group (Reg.)		26,442	1,176,140
DAB Bank AG		52,400	420,196
E*Trade Securities Co. Ltd.		45	199,218
Goldman Sachs Group, Inc.		87,200	10,601,776
JAFCO Co. Ltd.		4,100	270,263
kiwoom.com Securities Co. Ltd.		7,057	125,112
Korea Investment Holdings Co. Ltd.		6,140	179,463
Macquarie Bank Ltd.		11,200	643,658
Merrill Lynch & Co., Inc.		215,400	13,214,790
Monex Beans Holdings, Inc.		165	196,157
Morgan Stanley		235,800	12,719,052
Nikko Cordial Corp.		21,500	250,448
Nuveen Investments, Inc. Class A		68,500	2,698,215
			42,694,488
Commercial Banks – 1.9%
Banca Intesa Spa		196,020	913,671
Banco Bilbao Vizcaya Argentaria SA		35,000	613,900
Bank of America Corp.		729,610	30,716,581
Hokuhoku Financial Group, Inc.		73,000	277,192
Kookmin Bank		6,180	364,226
Mitsui Trust Holdings, Inc.		47,000	655,488
Mizuho Financial Group, Inc.		116	743,036
Nishi Nippon City Bank Ltd. (a)		29,000	144,851
Shinhan Financial Group Co. Ltd.		10,390	361,434
Standard Chartered PLC (United
Kingdom)		90,000	1,942,240
Sumitomo Mitsui Financial Group, Inc.	.	133	1,262,554
Synovus Financial Corp.		65,500	1,815,660
Tokyo Tomin Bank Ltd.		6,200	203,520
Wachovia Corp.		153,174	7,289,540

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Wells Fargo & Co.	6,100	$357,277
Woori Finance Holdings Co. Ltd.	14,230	205,916
		47,867,086
Consumer Finance – 0.2%
Capital One Financial Corp.	19,800	1,574,496
Credit Saison Co. Ltd.	6,800	300,437
MBNA Corp.	68,400	1,685,376
Nissin Co. Ltd.	148,400	198,804
Nissin Co. Ltd. New (a)	148,400	194,854
ORIX Corp.	3,600	654,743
SFCG Co. Ltd.	1,690	439,308
UCS Co. Ltd.	2,500	90,049
		5,138,067
Diversified Financial Services – 1.0%
Banca Italease Spa	76,400	1,836,671
Citigroup, Inc.	422,500	19,232,200
Deutsche Boerse AG	6,794	649,363
Gemina Spa (a)	210,600	527,656
ING Groep NV (Certificaten Van
Aandelen)	36,000	1,072,440
OMX AB (a)	40,800	504,100
		23,822,430
Insurance – 5.1%
ACE Ltd.	155,000	7,295,850
AFLAC, Inc.	30,200	1,368,060
Allianz AG (Reg.)	16,800	2,269,680
AMBAC Financial Group, Inc.	96,400	6,946,584
American International Group, Inc.	1,124,500	69,674,020
Amlin PLC	228,100	838,193
AMP Ltd.	36,300	205,984
AXA SA	32,500	894,725
Baloise Holdings AG (Reg.)	8,259	414,833
Chaucer Holdings PLC	744,000	705,644
Hartford Financial Services Group, Inc.	266,600	20,573,522
MBIA, Inc.	102,500	6,213,550
MetLife, Inc.	183,600	9,148,788
Ping An Insurance (Group) Co. of China,
Ltd. (H Shares)	125,000	218,341
Prudential PLC	122,600	1,113,038
QBE Insurance Group Ltd.	30,635	436,464
Skandia Foersaekrings AB	175,800	916,470
Sompo Japan Insurance, Inc	46,000	613,382
T&D Holdings, Inc.	7,600	455,800
		130,302,928
Real Estate 0.1%
British Land Co. PLC	66,400	1,101,947
CapitaLand Ltd.	137,000	254,228
China Overseas Land & Investment Ltd. .	718,000	215,196
KK daVinci Advisors (a)	36	137,975
Shun Tak Holdings Ltd.	344,000	286,026

	Shares	Value
Sumitomo Realty & Development Co. Ltd.	19,000	$283,527
Wharf Holdings Ltd.	65,000	253,469
		2,532,368
Thrifts & Mortgage Finance – 0.8%
Fannie Mae	328,400	14,718,888
MGIC Investment Corp.	98,900	6,349,380
Washington Mutual, Inc.	3,200	125,504
		21,193,772

TOTAL FINANCIALS		273,551,139

HEALTH CARE 8.5%
Biotechnology – 0.0%
Actelion Ltd. (Reg.) (a)	4,608	496,728
Health Care Equipment & Supplies 0.1%
Axis Shield PLC (a)	83,100	479,494
Cochlear Ltd.	3,500	104,669
Miraca Holdings, Inc.	12,000	277,867
Phonak Holding AG	24,692	1,058,011
Pihsiang Machinery Manufacturing Co.	36,360	58,727
ResMed, Inc. CHESS Depositary
Interests (a)	45,800	181,645
Sysmex Corp.	2,300	80,193
Sysmex Corp. New (a)	2,300	79,785
Terumo Corp.	7,700	249,344
		2,569,735
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	1,257,400	79,769,440
Sonic Healthcare Ltd.	24,400	288,453
UnitedHealth Group, Inc.	140,600	7,901,720
		87,959,613
Pharmaceuticals 4.9%
Astellas Pharma, Inc.	13,300	503,842
AstraZeneca PLC sponsored ADR	36,300	1,709,730
Chugai Pharmaceutical Co. Ltd.	13,600	261,223
Eisai Co. Ltd.	6,500	279,685
GlaxoSmithKline PLC	73,900	1,894,796
GlaxoSmithKline PLC sponsored ADR	18,800	964,064
Johnson & Johnson	406,600	25,729,648
Novartis AG:
(Reg.)	53,124	2,709,324
sponsored ADR	9,300	474,300
Pfizer, Inc.	1,364,900	34,081,553
Sanofi Aventis sponsored ADR	16,800	698,040
Takeda Pharamaceutical Co. Ltd.	7,500	449,803
Tong Ren Tang Technologies Co. Ltd.
(H Shares)	65,000	123,592
Wyeth	1,174,500	54,344,115
		124,223,715

TOTAL HEALTH CARE		215,249,791

Quarterly Report

4

Common Stocks continued
	Shares	Value

INDUSTRIALS – 4.8%
Aerospace & Defense – 0.6%
BAE Systems PLC	177,000	$1,072,838
Honeywell International, Inc.	160,800	6,030,000
Lockheed Martin Corp.	71,900	4,388,776
United Technologies Corp.	91,100	4,722,624
		16,214,238
Building Products – 0.0%
Daikin Industries Ltd.	8,000	215,764
Commercial Services & Supplies 0.2%
ChoicePoint, Inc. (a)	68,933	2,975,838
Citiraya Industries Ltd. (a)	181,000	1
Downer EDI Ltd.	86,124	396,748
INSUN ENT Co. Ltd.	5,700	75,927
S1 Corp.	3,210	154,732
Taiwan Secom Co.	78,540	112,063
		3,715,309
Construction & Engineering – 0.1%
Bilfinger & Berger Bau AG	11,400	611,272
Chiyoda Corp.	19,000	352,301
Commuture Corp.	23,000	203,237
Doosan Heavy Industries & Construction
Co. Ltd.	13,540	255,618
Hyundai Engineering & Construction Co.
Ltd. (a)	5,950	188,165
Keangnam Enterprises (a)	8,370	76,682
Paul Y ITC Construction Holdings Ltd.	1,674,000	321,535
United Group Ltd.	40,582	327,781
		2,336,591
Electrical Equipment 0.0%
Dongfang Electrical Machinery Co. Ltd.
(H Shares)	28,000	30,681
Kumho Electric Co. Ltd.	4,511	290,935
Kumho Electric Co. Ltd. rights
11/3/05 (a)	371	8,280
Shanghai Electric (Group) Corp.
(H Shares)	478,000	161,750
Sumitomo Electric Industries Ltd.	24,500	332,562
		824,208
Industrial Conglomerates 3.2%
3M Co.	216,700	15,897,112
General Electric Co.	1,362,400	45,872,008
Hutchison Whampoa Ltd.	40,000	413,801
Keppel Corp. Ltd.	51,000	382,779
Shanghai Industrial Holdings Ltd. Class H	74,000	149,768
Tyco International Ltd.	677,600	18,871,160
		81,586,628
Machinery – 0.5%
Bradken Ltd.	116,866	312,859
Hyundai Mipo Dockyard Co. Ltd.	2,340	168,184

	Shares	Value
Ingersoll Rand Co. Ltd. Class A	226,400	$ 8,655,272
Kinik Co.	4,350	9,281
Koyo Seiko Co. Ltd.	15,000	227,829
Lung Kee (Bermuda) Holdings	42,000	31,944
MAN AG	21,000	1,077,553
Metso Corp.	45,600	1,157,305
Nittoku Engineering Co. Ltd.	13,500	111,745
Taewoong Co. Ltd.	9,900	137,091
TSM Tech Co. Ltd.	17,700	219,660
Weichai Power Co. Ltd. (H Shares)	68,000	151,211
		12,259,934
Marine – 0.0%
Alexander & Baldwin, Inc.	19,063	1,014,914
Road & Rail 0.0%
East Japan Railway Co	79	454,168
Hamakyorex Co. Ltd.	13,300	430,684
		884,852
Trading Companies & Distributors – 0.1%
Mitsubishi Corp.	32,300	641,897
Mitsui & Co. Ltd.	49,000	617,738
		1,259,635
Transportation Infrastructure 0.1%
ConnectEast Group unit	449,193	277,506
Kamigumi Co. Ltd.	22,000	176,639
Macquarie Airports unit	67,948	169,983
Macquarie Infrastructure Group unit	205,158	627,461
		1,251,589

TOTAL INDUSTRIALS		121,563,662

INFORMATION TECHNOLOGY 8.6%
Communications Equipment – 1.7%
Cisco Systems, Inc. (a)	1,418,500	25,433,705
Comverse Technology, Inc. (a)	78,600	2,064,822
Lightron Fiber Optic Devices, Inc.	11,600	73,924
Motorola, Inc.	31,500	695,835
Nokia Corp. sponsored ADR	528,800	8,942,008
QUALCOMM, Inc.	72,700	3,253,325
TANDBERG ASA	38,400	512,879
TANDBERG Television ASA (a)	168,000	2,186,148
		43,162,646
Computers & Peripherals 1.4%
Acer, Inc.	116,600	231,896
Dell, Inc. (a)	407,700	13,943,340
EMC Corp. (a)	138,900	1,797,366
Fujitsu Ltd.	63,000	418,077
GES International Ltd.	231,000	124,913
Hanny Holdings Ltd.	242,000	124,785
Hewlett Packard Co.	75,100	2,192,920
International Business Machines Corp. .	201,900	16,196,418
		35,029,715

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.3%
Flextronics International Ltd. (a)	226,100	$2,905,385
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	31,149	145,017
Hoya Corp.	3,100	103,685
Hoya Corp. New	9,300	318,482
Jabil Circuit, Inc. (a)	23,200	717,344
KH Vatec Co. Ltd.	6,747	166,493
Kingboard Chemical Holdings Ltd.	115,000	286,857
Nidec Corp.	2,000	119,770
Nidec Corp. New	1,700	100,598
Nippon Chemi con Corp.	49,000	280,395
Nippon Electric Glass Co. Ltd.	55,000	997,862
Optimax Technology Corp.	62,727	102,070
Phoenix Precision Technology Corp.	118,000	143,653
SFA Engineering Corp.	17,800	441,801
Symbol Technologies, Inc.	1,613	15,614
Yageo Corp. (a)	478,000	162,044
Yaskawa Electric Corp. (a)	27,000	208,160
		7,215,230
Internet Software & Services 0.1%
Dip Corp. (a)	51	81,444
Easynet Group PLC (a)	478,600	814,956
livedoor Co. Ltd. (a)	72,078	285,841
NHN Corp. (a)	4,609	783,993
Softbank Corp.	15,300	855,158
Telewave, Inc.	33	180,640
Yahoo! Japan Corp	62	73,157
Yahoo! Japan Corp. New	62	74,257
		3,149,446
IT Services 0.0%
Computershare Ltd.	97,100	488,784
Office Electronics – 0.0%
Konica Minolta Holdings, Inc.	24,500	224,316
Semiconductors & Semiconductor Equipment – 1.7%
Advanced Semiconductor Engineering,
Inc.	219,000	147,824
Analog Devices, Inc.	21,500	798,510
Applied Materials, Inc.	453,200	7,686,272
ASM Pacific Technology Ltd.	29,500	143,557
Chipbond Technology Corp.	153,760	194,601
Core Logic, Inc.	5,186	193,823
Holtek Semiconductor, Inc.	109,196	126,354
Intel Corp.	847,600	20,893,340
King Yuan Electronics Co. Ltd.	1	1
KLA Tencor Corp.	52,000	2,535,520
Lam Research Corp. (a)	78,200	2,382,754
Linear Technology Corp.	21,100	793,149
MediaTek, Inc.	17,600	166,000
Novellus Systems, Inc. (a)	49,300	1,236,444
Phoenix PDE Co. Ltd.	39,900	208,772

	Shares	Value
Samsung Electronics Co. Ltd.	1,390	$783,248
Sanken Electric Co. Ltd.	11,000	127,160
Solomon Systech Ltd.	746,000	269,267
Taiwan Semiconductor Manufacturing
Co. Ltd. sponsored ADR	160,145	1,316,388
United Microelectronics Corp.	465,434	298,737
United Microelectronics Corp. sponsored
ADR	577,085	2,077,506
Xilinx, Inc.	14,400	401,040
		42,780,267
Software 3.4%
BEA Systems, Inc. (a)	380,300	3,415,094
Intelligent Wave, Inc.	134	382,803
KOEI Co. Ltd.	2,100	51,980
Microsoft Corp.	2,428,692	62,490,245
NCsoft Corp. (a)	2,260	186,041
SAP AG	5,500	953,260
Springsoft, Inc.	113,362	190,613
Symantec Corp. (a)	863,622	19,569,675
Trend Micro, Inc.	5,000	159,250
		87,398,961

TOTAL INFORMATION TECHNOLOGY		219,449,365

MATERIALS 0.5%
Chemicals 0.4%
BASF AG	49,400	3,724,760
Bayer AG	53,000	1,950,400
Ise Chemical Corp.	27,000	150,671
JSR Corp.	11,200	234,501
Kaneka Corp.	5,000	65,696
Nitto Denko Corp.	8,600	487,544
Praxair, Inc.	71,500	3,426,995
Syngenta AG (Switzerland)	14,334	1,500,855
Teijin Ltd	58,000	340,644
		11,882,066
Containers & Packaging – 0.0%
Vision Grande Group Holdings Ltd.	172,000	109,200
Metals & Mining – 0.1%
BHP Billiton Ltd.	80,800	1,380,872
Newcrest Mining Ltd.	25,800	412,837
		1,793,709

TOTAL MATERIALS		13,784,975

TELECOMMUNICATION SERVICES	3.5%
Diversified Telecommunication Services – 3.2%
BellSouth Corp.	400,500	10,533,150
BT Group PLC	263,000	1,042,534
Completel Europe NV (a)	19,556	965,135
FASTWEB Spa (a)	27,000	1,209,488
Qwest Communications International,
Inc. (a)	1,757,300	7,204,930

Quarterly Report 6

Common Stocks continued
	Shares	Value

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
SBC Communications, Inc.	2,201,400	$ 52,767,558
Telefonica SA sponsored ADR	13,360	658,915
Verizon Communications, Inc.	214,100	6,998,929
		81,380,639
Wireless Telecommunication Services – 0.3%
Far EasTone Telecommunications Co. Ltd.	147,250	166,838
Millicom International Cellular SA unit (a)	55,600	1,025,956
Sprint Nextel Corp.	157,101	3,735,862
Vodafone Group PLC	676,600	1,757,126
Vodafone Group PLC sponsored ADR	52,200	1,355,634
		8,041,416

TOTAL TELECOMMUNICATION SERVICES		89,422,055

UTILITIES 0.1%
Electric Utilities – 0.1%
E.ON AG	21,400	1,974,150
Gas Utilities 0.0%
Hong Kong & China Gas Co. Ltd.	109,000	224,819
Xinao Gas Holdings Ltd.	180,000	141,543
		366,362

TOTAL UTILITIES		2,340,512

TOTAL COMMON STOCKS
(Cost $1,118,740,081)	1,266,760,875

Preferred Stocks 0.1%

Convertible Preferred Stocks 0.0%

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	7,700	336,490
Nonconvertible Preferred Stocks 0.1%

CONSUMER DISCRETIONARY 0.1%
Automobiles – 0.1%
Porsche AG (non vtg.)	1,910	1,469,056
TOTAL PREFERRED STOCKS
(Cost $1,484,033)		1,805,546

Corporate Bonds 4.4%
	Principal
	Amount
Convertible Bonds 0.0%

INFORMATION TECHNOLOGY 0.0%
Communications Equipment – 0.0%
CIENA Corp. 3.75% 2/1/08	$ 660,000	603,108

	Principal	Value
	Amount
Nonconvertible Bonds – 4.4%

CONSUMER DISCRETIONARY 0.5%
Automobiles – 0.2%
Ford Motor Co.:
6.625% 10/1/28	$300,000	$ 216,750
7.45% 7/16/31	2,010,000	1,567,800
General Motors Corp. 8.375%
7/15/33	3,290,000	2,566,200
		4,350,750
Media 0.3%
AOL Time Warner, Inc.:
6.875% 5/1/12	215,000	234,970
7.625% 4/15/31	500,000	585,765
Cox Communications, Inc. 7.125%
10/1/12	820,000	891,985
Liberty Media Corp. 8.25%
2/1/30	1,805,000	1,728,472
News America Holdings, Inc.
7.75% 12/1/45	595,000	698,631
News America, Inc. 6.2%
12/15/34	1,155,000	1,156,744
Time Warner Entertainment Co. LP
8.375% 7/15/33	1,000,000	1,251,871
Time Warner, Inc. 6.625%
5/15/29	1,500,000	1,569,012
		8,117,450

TOTAL CONSUMER DISCRETIONARY		12,468,200

CONSUMER STAPLES 0.0%
Beverages 0.0%
FBG Finance Ltd. 5.125%
6/15/15 (d)	795,000	779,894
Tobacco – 0.0%
Altria Group, Inc. 7% 11/4/13	380,000	415,934

TOTAL CONSUMER STAPLES		1,195,828

ENERGY 0.7%
Energy Equipment & Services – 0.1%
Petronas Capital Ltd. 7%
5/22/12 (d)	1,365,000	1,523,219
Oil, Gas & Consumable Fuels 0.6%
Amerada Hess Corp. 6.65%
8/15/11	285,000	307,940
Duke Capital LLC:
4.37% 3/1/09	3,175,000	3,127,226
6.75% 2/15/32	100,000	109,103
Empresa Nacional de Petroleo
6.75% 11/15/12 (d)	940,000	1,015,310
EnCana Holdings Finance Corp.
5.8% 5/1/14	525,000	552,922
Enterprise Products Operating LP
5.75% 3/1/35	700,000	640,009

7 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds continued

	Principal	Value
	Amount
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	$400,000	$ 394,402
5.8% 3/15/35	600,000	576,287
Nexen, Inc. 5.875% 3/10/35	1,140,000	1,117,429
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,770,000	2,853,100
6.625% 6/15/35 (d)	1,470,000	1,445,745
7.875% 2/1/09 (i)	3,000,000	3,247,500
		15,386,973

TOTAL ENERGY		16,910,192

FINANCIALS – 1.7%
Capital Markets 0.4%
Goldman Sachs Group, Inc. 6.6%
1/15/12	4,075,000	4,417,545
Lazard LLC 7.125% 5/15/15 (d) .	1,165,000	1,156,794
Merrill Lynch & Co., Inc. 4.25%
2/8/10	1,710,000	1,671,698
Morgan Stanley 6.6% 4/1/12	1,750,000	1,895,905
		9,141,942
Commercial Banks – 0.2%
Bank of America Corp.:
6.25% 4/15/12	620,000	667,480
7.4% 1/15/11	1,165,000	1,301,029
Korea Development Bank 3.875%
3/2/09	2,000,000	1,941,542
Wachovia Bank NA 4.875%
2/1/15	580,000	571,919
Wachovia Corp. 4.875% 2/15/14	735,000	726,270
		5,208,240
Consumer Finance – 0.2%
Capital One Financial Corp. 4.8%
2/21/12	400,000	390,094
Ford Motor Credit Co. 7.375%
2/1/11	1,250,000	1,195,633
Household Finance Corp. 4.125%
11/16/09	1,300,000	1,266,014
Household International, Inc.
8.875% 2/15/08	1,225,000	1,243,827
MBNA Corp. 7.5% 3/15/12	535,000	608,266
		4,703,834

	Principal	Value
	Amount
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XVII
5.85% 8/1/35	$ 3,495,000	$ 3,422,741
Prime Property Funding, Inc.
5.125% 6/1/15 (d)	935,000	908,259
		4,331,000
Insurance – 0.1%
Axis Capital Holdings Ltd. 5.75%
12/1/14	1,500,000	1,488,512
Marsh & McLennan Companies,
Inc. 5.75% 9/15/15	660,000	653,096
Principal Life Global Funding I
6.25% 2/15/12 (d)	850,000	912,240
		3,053,848
Real Estate 0.5%
Archstone Smith Operating Trust
5.25% 5/1/15	1,350,000	1,343,448
Colonial Properties Trust 5.5%
10/1/15	1,700,000	1,670,554
Developers Diversified Realty Corp.:
5% 5/3/10	675,000	670,982
5.25% 4/15/11	395,000	396,075
EOP Operating LP 4.65% 10/1/10	3,340,000	3,284,566
Regency Centers LP 6.75%
1/15/12	1,990,000	2,142,547
Simon Property Group LP:
5.1% 6/15/15	915,000	896,873
5.625% 8/15/14	1,325,000	1,356,816
		11,761,861
Thrifts & Mortgage Finance – 0.1%
Countrywide Home Loans, Inc. 4%
3/22/11	935,000	888,237
Independence Community Bank
Corp. 3.75% 4/1/14 (i)	275,000	264,253
Residential Capital Corp. 6.375%
6/30/10 (d)	1,210,000	1,227,016
Washington Mutual, Inc. 4.625%
4/1/14	1,500,000	1,435,445
		3,814,951

TOTAL FINANCIALS		42,015,676

INDUSTRIALS – 0.3%
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. 4.75%
8/15/10 (d)	980,000	967,777
Bombardier, Inc.:
6.3% 5/1/14 (d)	1,030,000	911,550
7.45% 5/1/34 (d)	420,000	354,900
		2,234,227
Airlines – 0.1%
American Airlines, Inc. pass thru
trust certificates:
6.855% 10/15/10	117,877	118,782

Quarterly Report

8

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru
trust certificates: – continued
6.978% 10/1/12	$ 278,484	$282,056
7.024% 4/15/11	610,000	618,023
7.858% 4/1/13	975,000	997,742
Continental Airlines, Inc. pass thru
trust certificates 6.795% 2/2/20	805,440	692,678
Delta Air Lines, Inc. pass thru trust
certificates 7.57% 11/18/10	840,000	811,094
		3,520,375
Industrial Conglomerates 0.1%
Hutchison Whampoa International
03/13 Ltd. 6.5% 2/13/13 (d)	390,000	416,749
Hutchison Whampoa International
03/33 Ltd. 7.45% 11/24/33 (d)	800,000	924,080
		1,340,829

TOTAL INDUSTRIALS		7,095,431

INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Chartered Semiconductor
Manufacturing Ltd. 6.375%
8/3/15	1,350,000	1,318,811
MATERIALS 0.0%
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875%
4/1/35	830,000	813,476

TELECOMMUNICATION SERVICES	0.5%
Diversified Telecommunication Services – 0.5%
AT&T Broadband Corp. 8.375%
3/15/13	500,000	591,584
BellSouth Capital Funding Corp.
7.875% 2/15/30	765,000	942,899
BellSouth Corp. 5.2% 9/15/14	430,000	431,573
British Telecommunications PLC
8.875% 12/15/30	1,500,000	2,034,650
SBC Communications, Inc.:
6.15% 9/15/34	1,000,000	1,023,358
6.45% 6/15/34	555,000	586,643
Sprint Capital Corp.:
6.875% 11/15/28	1,245,000	1,375,322
8.375% 3/15/12	730,000	859,092
Telecom Italia Capital:
4.95% 9/30/14 (d)	705,000	682,251
5.25% 11/15/13	1,700,000	1,687,947
Verizon Global Funding Corp.:
5.85% 9/15/35	1,390,000	1,366,991

	Principal	Value
	Amount
7.75% 12/1/30	$720,000	$ 877,160
Verizon New York, Inc. 6.875%
4/1/12	300,000	320,939
		12,780,409
Wireless Telecommunication Services – 0.0%
America Movil SA de CV 4.125%
3/1/09	650,000	632,366
AT&T Wireless Services, Inc.
7.875% 3/1/11	400,000	455,399
		1,087,765

TOTAL TELECOMMUNICATION SERVICES		13,868,174

UTILITIES 0.6%
Electric Utilities – 0.3%
Cleveland Electric Illuminating Co.
5.65% 12/15/13	1,205,000	1,234,404
Exelon Corp.:
4.9% 6/15/15	1,460,000	1,382,338
5.625% 6/15/35	155,000	142,582
6.75% 5/1/11	835,000	895,042
FirstEnergy Corp. 6.45%
11/15/11	760,000	809,221
Progress Energy, Inc. 7.1% 3/1/11	2,000,000	2,174,198
TXU Energy Co. LLC 7% 3/15/13	1,545,000	1,677,291
		8,315,076
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.
7% 4/1/12	1,560,000	1,714,952
Multi-Utilities – 0.2%
Dominion Resources, Inc.:
4.75% 12/15/10	1,000,000	988,887
5.95% 6/15/35	2,230,000	2,178,458
6.25% 6/30/12	540,000	572,515
MidAmerican Energy Holdings, Inc.
5.875% 10/1/12	1,235,000	1,288,608
		5,028,468

TOTAL UTILITIES		15,058,496

TOTAL NONCONVERTIBLE BONDS		110,744,284

TOTAL CORPORATE BONDS
(Cost $111,218,012)		111,347,392

U.S. Government and Government Agency
Obligations 5.5%

U.S. Government Agency Obligations – 2.2%
Fannie Mae:
2.5% 6/15/06	4,570,000	4,513,739
3.25% 1/15/08	2,661,000	2,593,121
3.25% 8/15/08	600,000	580,918

9 Quarterly Report

Investments (Unaudited) - continued

U.S. Government and Government Agency
Obligations continued
	Principal	Value
	Amount
U.S. Government Agency Obligations – continued
Fannie Mae: continued
3.25% 2/15/09	$ 1,800,000	$ 1,731,985
3.375% 12/15/08	205,000	198,445
4.625% 5/1/13	7,000,000	6,883,800
5.5% 3/15/11	3,605,000	3,765,361
6.25% 2/1/11	3,505,000	3,745,636
Freddie Mac:
4% 6/12/13	11,318,000	10,749,033
5% 7/15/14	9,400,000	9,637,256
5.875% 3/21/11	7,760,000	8,174,725
U.S. Department of Housing and
Urban Development Government
guaranteed participation
certificates Series 1996 A, 7.63%
8/1/14	2,810,000	2,826,068

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		55,400,087
U.S. Treasury Inflation Protected Obligations – 1.5%
U.S. Treasury Inflation Indexed
Bonds 2.375% 1/15/25	6,218,760	6,653,103
U.S. Treasury Inflation Indexed
Notes:
0.875% 4/15/10	6,187,620	6,029,545
2% 1/15/14	23,790,150	24,285,461

TOTAL U.S. TREASURY INFLATION PROTECTED		36,968,109
OBLIGATIONS
U.S. Treasury Obligations – 1.8%
U.S. Treasury Bills, yield at date of
purchase 3.17% to 3.4%
10/13/05 to 12/8/05 (f)	7,500,000	7,470,371
U.S. Treasury Bonds:
5.375% 2/15/31	1,300,000	1,456,406
6.25% 5/15/30	8,890,000	11,038,535
U.S. Treasury Notes 4.75%
5/15/14	26,300,000	27,095,154

TOTAL U.S. TREASURY OBLIGATIONS		47,060,466

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $138,454,902)		139,428,662

U.S. Government Agency Mortgage Securities
8.3%

Fannie Mae – 7.6%
3.468% 4/1/34 (i)	246,561	246,563
3.736% 1/1/35 (i)	167,608	165,733
3.752% 10/1/33 (i)	110,408	108,764
3.779% 12/1/34 (i)	121,297	119,952
3.789% 12/1/34 (i)	19,455	19,258

	Principal	Value
	Amount
3.796% 6/1/34 (i)	$479,213	$467,454
3.82% 1/1/35 (i)	100,766	99,821
3.826% 6/1/33 (i)	88,635	87,816
3.838% 1/1/35 (i)	301,729	300,422
3.869% 1/1/35 (i)	173,474	172,566
3.913% 12/1/34 (i)	107,016	106,691
3.92% 10/1/34 (i)	133,971	133,145
3.965% 5/1/33 (i)	30,308	30,075
3.97% 5/1/34 (i)	46,626	47,262
3.971% 1/1/35 (i)	142,110	140,903
3.979% 12/1/34 (i)	122,777	122,072
3.992% 1/1/35 (i)	79,049	78,423
4% 6/1/19	3,166,375	3,049,048
4.006% 12/1/34 (i)	102,265	101,703
4.008% 12/1/34 (i)	718,934	717,235
4.017% 2/1/35 (i)	93,692	92,684
4.02% 12/1/34 (i)	62,615	62,303
4.026% 2/1/35 (i)	84,090	83,146
4.03% 1/1/35 (i)	44,214	43,923
4.057% 10/1/18 (i)	112,023	110,736
4.059% 1/1/35 (i)	82,777	81,784
4.064% 4/1/33 (i)	36,559	36,336
4.07% 12/1/34 (i)	198,982	197,813
4.096% 1/1/35 (i)	208,728	207,177
4.097% 2/1/35 (i)	64,768	64,186
4.107% 2/1/35 (i)	68,385	67,946
4.108% 2/1/35 (i)	359,418	356,632
4.111% 1/1/35 (i)	202,879	200,903
4.119% 2/1/35 (i)	166,574	165,063
4.125% 1/1/35 (i)	207,592	208,230
4.129% 1/1/35 (i)	349,715	346,599
4.138% 2/1/35 (i)	234,419	233,739
4.139% 11/1/34 (i)	173,500	172,219
4.144% 1/1/35 (i)	292,683	293,852
4.149% 2/1/35 (i)	175,040	173,840
4.175% 1/1/35 (i)	366,615	363,904
4.179% 1/1/35 (i)	167,338	166,069
4.182% 11/1/34 (i)	46,722	46,383
4.191% 1/1/35 (i)	226,461	223,136
4.217% 3/1/34 (i)	106,138	105,536
4.237% 10/1/34 (i)	284,468	285,911
4.25% 2/1/35 (i)	115,974	114,224
4.294% 7/1/34 (i)	85,980	86,414
4.295% 1/1/35 (i)	147,905	147,902
4.296% 8/1/33 (i)	231,586	230,802
4.296% 3/1/35 (i)	113,010	112,443
4.31% 2/1/35 (i)	61,396	60,902
4.315% 3/1/33 (i)	60,988	60,085
4.315% 5/1/35 (i)	163,095	161,983
4.319% 1/1/35 (i)	110,686	109,979
4.333% 12/1/34 (i)	67,767	67,811
4.353% 1/1/35 (i)	113,383	111,853
4.366% 4/1/35 (i)	66,908	66,510

Quarterly Report 10

U.S. Government Agency Mortgage Securities
continued
	Principal	Value
	Amount
Fannie Mae – continued
4.367% 2/1/34 (i)	$ 261,730	$ 260,380
4.401% 2/1/35 (i)	161,924	159,906
4.412% 5/1/35 (i)	334,014	333,186
4.449% 3/1/35 (i)	144,330	142,819
4.454% 4/1/34 (i)	177,911	177,057
4.457% 10/1/34 (i)	589,885	592,033
4.483% 1/1/35 (i)	177,752	178,157
4.489% 8/1/34 (i)	349,787	348,435
4.496% 3/1/35 (i)	334,631	331,127
4.499% 5/1/35 (i)	92,050	91,739
4.5% 4/1/19 to 10/1/33	29,292,814	28,290,534
4.5% 10/1/20 (e)	4,000,000	3,910,000
4.5% 10/1/20 (e)	7,399,398	7,232,912
4.526% 3/1/35 (i)	304,772	301,885
4.532% 8/1/34 (i)	216,231	216,374
4.554% 7/1/35 (i)	410,506	410,170
4.555% 2/1/35 (i)	755,907	755,952
4.558% 2/1/35 (i)	121,423	121,140
4.585% 2/1/35 (i)	1,019,737	1,011,170
4.603% 2/1/35 (i)	77,344	77,710
4.605% 2/1/35 (i)	335,950	333,563
4.648% 11/1/34 (i)	384,478	382,889
4.679% 11/1/34 (i)	387,984	385,504
4.708% 3/1/35 (i)	969,783	972,334
4.736% 7/1/34 (i)	331,296	330,030
4.737% 3/1/35 (i)	177,371	176,648
4.818% 12/1/32 (i)	168,138	168,963
4.823% 12/1/34 (i)	310,014	309,899
4.847% 12/1/34 (i)	131,264	131,196
5% 2/1/18 to 6/1/34	14,156,212	14,108,579
5% 10/1/35 (e)	7,291,031	7,133,818
5% 10/1/35 (e)	5,171,776	5,060,260
5.117% 5/1/35 (i)	796,644	802,998
5.204% 6/1/35 (i)	577,425	583,127
5.297% 9/1/35 (i)	217,567	218,655
5.5% 12/1/18 to 10/1/34	60,687,559	60,775,111
6% 6/1/13 to 1/1/34	20,092,240	20,546,511
6.5% 6/1/11 to 9/1/32	16,723,622	17,270,181
7% 3/1/15 to 2/1/32	4,756,845	4,993,525
7.5% 7/1/16 to 11/1/31	1,955,236	2,072,160
8% 1/1/30 to 6/1/30	176,564	188,774

TOTAL FANNIE MAE		193,923,275
Freddie Mac 0.3%
4.081% 12/1/34 (i)	120,901	119,639
4.109% 12/1/34 (i)	180,211	179,379
4.192% 1/1/35 (i)	537,245	535,434
4.294% 3/1/35 (i)	152,640	151,848
4.3% 5/1/35 (i)	273,941	272,980

	Principal	Value
	Amount
4.308% 12/1/34 (i)	$ 181,028	$ 178,552
4.368% 3/1/35 (i)	236,633	232,714
4.385% 2/1/35 (i)	341,475	341,787
4.39% 2/1/35 (i)	314,913	314,618
4.446% 3/1/35 (i)	145,057	143,017
4.449% 2/1/34 (i)	173,370	173,148
4.479% 6/1/35 (i)	185,757	184,958
4.489% 3/1/35 (i)	422,224	419,604
4.495% 3/1/35 (i)	1,080,632	1,070,628
4.496% 3/1/35 (i)	165,808	163,729
4.563% 2/1/35 (i)	249,848	247,709
5.028% 4/1/35 (i)	925,395	927,690
5.237% 8/1/33 (i)	72,693	73,771
6% 5/1/33	1,425,076	1,452,568
7.5% 5/1/17 to 11/1/31	557,543	591,869
8% 7/1/17 to 5/1/27	57,951	61,982

TOTAL FREDDIE MAC		7,837,624
Government National Mortgage Association – 0.4%
6% 12/15/08 to 6/15/09	317,831	325,960
6.5% 6/15/08 to 8/15/27	4,271,129	4,443,342
7% 7/15/28 to 7/15/32	2,349,155	2,471,853
7.5% 9/15/22 to 12/15/27	1,487,684	1,584,788
8% 5/15/25 to 1/15/31	418,066	447,708
8.5% 12/15/16 to 3/15/30	92,227	100,138

TOTAL GOVERNMENT NATIONAL MORTGAGE		9,373,789
ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES
(Cost $210,722,969)		211,134,688

Asset Backed Securities 0.9%

ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.33% 2/25/34 (i)	250,000	250,125
Class M2, 4.93% 2/25/34 (i)	300,000	300,178
Series 2005 SD1 Class A1,
4.23% 11/25/50 (i)	258,106	258,409
Aesop Funding II LLC Series
2005 1A Class A1, 3.95%
4/20/08 (d)	1,000,000	984,619
Ameriquest Mortgage Securities,
Inc. Series 2004 R2:
Class M1, 4.26% 4/25/34 (i)	145,000	144,996
Class M2, 4.31% 4/25/34 (i)	125,000	124,997
Amortizing Residential Collateral
Trust Series 2002 BC1 Class M2,
4.93% 1/25/32 (i)	93,325	93,720
ARG Funding Corp. Series
2005 1A Class A1, 4.02%
4/20/09 (d)	1,300,000	1,279,283

11 Quarterly Report

Investments (Unaudited) - continued

Asset Backed Securities continued
	Principal	Value
	Amount
Argent Securities, Inc. Series
2004 W5 Class M1, 4.43%
4/25/34 (i)	$ 475,000	$475,561
Asset Backed Securities Corp.
Home Equity Loan Trust Series
2004 HE3:
Class M1, 4.37% 6/25/34 (i)	175,000	175,864
Class M2, 4.95% 6/25/34 (i)	400,000	404,931
Capital One Multi Asset Execution
Trust:
Series 2003 B4 Class B4,
4.5681% 7/15/11 (i)	780,000	792,200
Series 2004 6 Class B, 4.15%
7/16/12	1,295,000	1,266,531
CDC Mortgage Capital Trust Series
2004 HE2 Class M2, 5.03%
7/26/34 (i)	265,000	267,412
Cendant Timeshare Receivables
Funding LLC Series 2005 1A
Class A1, 4.67% 5/20/17 (d)	566,058	566,018
Citibank Credit Card Issuance Trust
Series 2002 C1 Class C1,
4.7369% 2/9/09 (i)	1,750,000	1,767,532
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.33%
5/25/34 (i)	625,000	626,150
Series 2004 3 Class M1, 4.33%
6/25/34 (i)	175,000	175,166
Series 2004 4:
Class A, 4.2% 8/25/34 (i)	254,821	255,063
Class M1, 4.31% 7/25/34 (i)	450,000	451,333
Class M2, 4.36% 6/25/34 (i)	525,000	525,552
Series 2005 1:
Class MV1, 4.23% 7/25/35 (i)	350,000	349,866
Class MV2, 4.27% 7/25/35 (i)	420,000	419,705
Class MV3, 4.31% 7/25/35 (i)	175,000	175,170
Crown Castle Towers LLC/Crown
Atlantic Holdings Sub LLC/Crown
Communication, Inc. Series
2005 1A:
Class B, 4.878% 6/15/35 (d)	569,000	558,375
Class C, 5.074% 6/15/35 (d)	516,000	507,445
Discover Card Master Trust I Series
2003 4 Class B1, 4.0981%
5/16/11 (i)	1,015,000	1,020,712
First Franklin Mortgage Loan Trust
Series 2004 FF2:
Class M3, 4.38% 3/25/34 (i)	50,000	50,083
Class M4, 4.73% 3/25/34 (i)	25,000	25,239
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.38% 1/25/34 (i)	550,000	551,446
Class M2, 4.98% 1/25/34 (i)	625,000	633,114
Series 2005 A:
Class M1, 4.26% 1/25/35 (i)	200,000	200,674
Class M2, 4.29% 1/25/35 (i)	275,000	275,184

	Principal	Value
	Amount
Class M3, 4.32% 1/25/35 (i)	$150,000	$ 150,348
Class M4, 4.51% 1/25/35 (i)	100,000	100,689
GSAMP Trust Series 2004 FM2:
Class M1, 4.33% 1/25/34 (i)	500,000	499,987
Class M2, 4.93% 1/25/34 (i)	200,000	199,995
Class M3, 5.13% 1/25/34 (i)	200,000	199,995
HSBC Home Equity Loan Trust
Series 2005 2:
Class M1, 4.2563% 1/20/35 (i)	311,755	311,787
Class M2, 4.2863% 1/20/35 (i)	234,946	234,968
Long Beach Mortgage Loan Trust
Series 2004 2:
Class M1, 4.36% 6/25/34 (i)	500,000	501,161
Class M2, 4.91% 6/25/34 (i)	160,000	161,791
Meritage Mortgage Loan Trust
Series 2004 1:
Class M1, 4.33% 7/25/34 (i)	250,000	249,994
Class M2, 4.38% 7/25/34 (i)	50,000	49,999
Class M3, 4.78% 7/25/34 (i)	100,000	99,997
Class M4, 4.93% 7/25/34 (i)	75,000	74,998
Morgan Stanley ABS Capital I, Inc.:
Series 2003 NC5 Class M2,
5.83% 4/25/33 (i)	325,000	328,222
Series 2004 NC2 Class M1,
4.38% 12/25/33 (i)	290,000	291,063
Morgan Stanley Dean Witter
Capital I Trust Series 2003 NC1
Class M1, 4.88% 11/25/32 (i) .	285,468	287,302
National Collegiate Student Loan
Trust Series 2005 GT1 Class AIO,
6.75% 12/25/09 (j)	450,000	112,680
Onyx Acceptance Owner Trust
Series 2005 A Class A3, 3.69%
5/15/09	450,000	444,692
Park Place Securities, Inc. Series
2005 WCH1 Class M2, 4.35%
1/25/35 (i)	475,000	475,354
Saxon Asset Securities Trust Series
2004 1 Class M1, 4.36%
3/25/35 (i)	495,000	495,445
Specialty Underwriting &
Residential Finance Series
2003 BC4 Class M1, 4.43%
11/25/34 (i)	200,000	201,032
Structured Asset Securities Corp.
Series 2004 GEL1 Class A,
4.19% 2/25/34 (i)	107,736	107,733
Volkswagen Auto Lease Trust Series
2005 A Class A4, 3.94%
10/20/10	1,835,000	1,812,384
TOTAL ASSET BACKED SECURITIES
(Cost $23,413,345)		23,344,269

Quarterly Report 12

Collateralized Mortgage Obligations 1.1%
	Principal	Value
	Amount

Private Sponsor 0.7%

Adjustable Rate Mortgage Trust
floater:
Series 2005 1 Class 5A2, 4.16%
5/25/35 (i)	$ 613,041	$613,421
Series 2005 2 Class 6A2, 4.11%
6/25/35 (i)	275,847	276,021
Series 2005 3 Class 8A2, 4.07%
7/25/35 (i)	1,497,645	1,498,599
Bear Stearns Alt A Trust floater
Series 2005 1 Class A1, 4.11%
1/25/35 (i)	1,044,045	1,044,698
CS First Boston Mortgage Securities
Corp. floater:
Series 2004 AR3 Class 6A2,
4.2% 4/25/34 (i)	231,108	231,329
Series 2004 AR5 Class 11A2,
4.2% 6/25/34 (i)	319,958	319,324
Impac CMB Trust floater:
Series 2005 1:
Class M1, 4.29% 4/25/35 (i)	341,239	340,959
Class M2, 4.33% 4/25/35 (i)	614,231	613,847
Series 2005 2 Class 1A2, 4.14%
4/25/35 (i)	1,148,206	1,147,309
Lehman Structured Securities Corp.
floater Series 2005 1 Class A2,
4.22% 9/26/45 (d)(i)	1,294,503	1,294,503
Master Alternative Loan Trust Series
2004 3 Class 3A1, 6% 4/25/34	181,604	182,739
Merrill Lynch Mortgage Investors,
Inc. floater:
Series 2005 A Class A2,
4.3031% 2/25/30 (i)	1,111,544	1,112,273
Series 2005 B Class A2, 3.75%
6/25/30 (i)	1,113,823	1,111,651
Opteum Mortgage Acceptance
Corp. floater Series 2005 3
Class APT, 4.12% 7/25/35 (i)	679,516	679,914
Residential Asset Mortgage
Products, Inc. sequential pay
Series 2004 SL2 Class A1, 6.5%
10/25/16	169,235	172,407
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1%
2/20/35 (i)	771,370	770,776
Series 2005 2 Class A2, 4.29%
3/20/35 (i)	945,905	945,905
Thornburg Mortgage Securities
Trust floater Series 2005 3
Class A4, 4.108% 8/25/45 (i) .	1,160,000	1,160,000
Wells Fargo Mortgage Backed
Securities Trust:
Series 2005 AR10 Class 2A2,
4.1106% 6/25/35 (i)	1,524,028	1,499,785
Series 2005 AR12 Class 2A6,
4.3223% 7/25/35 (i)	1,646,049	1,619,684

	Principal	Value
	Amount
Series 2005 AR4 Class 2A2,
4.5383% 4/25/35 (i)	$ 1,244,909	$ 1,224,931
Series 2005 AR9 Class 2A1,
4.3621% 5/25/35 (i)	681,566	674,231

TOTAL PRIVATE SPONSOR		18,534,306
U.S. Government Agency – 0.4%
Fannie Mae planned amortization
class:
Series 1999 54 Class PH, 6.5%
11/18/29	3,300,000	3,439,618
Series 1999 57 Class PH, 6.5%
12/25/29	2,600,000	2,698,206
Fannie Mae guaranteed REMIC
pass thru certificates planned
amortization class Series
2004 81 Class KC, 4.5%
4/25/17	2,390,000	2,349,483

TOTAL U.S. GOVERNMENT AGENCY		8,487,307

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $26,340,185)		27,021,613

Commercial Mortgage Securities 1.4%

Bayview Commercial Asset Trust
floater:
Series 2004 1:
Class A, 4.19% 4/25/34 (d)(i)	727,594	727,936
Class B, 5.73% 4/25/34 (d)(i)	80,844	81,769
Class M1, 4.39%
4/25/34 (d)(i)	80,844	81,198
Class M2, 5.03%
4/25/34 (d)(i)	80,844	81,791
Series 2004 3:
Class A1, 4.2% 1/25/35 (d)(i)	750,726	751,545
Class A2, 4.25%
1/25/35 (d)(i)	93,841	94,171
Class M1, 4.33%
1/25/35 (d)(i)	140,761	140,952
Class M2, 4.83%
1/25/35 (d)(i)	93,841	94,399
COMM:
floater:
Series 2002 FL7 Class D,
4.3381% 11/15/14 (d)(i)	295,000	295,041
Series 2003 FL9 Class B,
4.2681% 11/15/15 (d)(i)	281,111	281,913
Series 2004 LBN2 Class X2,
1.2401% 3/10/39 (d)(i)(j)	1,931,490	70,395
CS First Boston Mortgage Securities
Corp.:
sequential pay:
Series 1999 C1 Class A2,
7.29% 9/15/41	1,500,000	1,615,463

13 Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities
Corp.: – continued
Series 2004 C1 Class A3,
4.321% 1/15/37	$615,000	$ 597,698
Series 1998 C1 Class D, 7.17%
5/17/40	580,000	635,519
Series 2004 C1 Class ASP,
1.107% 1/15/37 (d)(i)(j)	9,482,020	329,353
Deutsche Mortgage & Asset
Receiving Corp. sequential pay
Series 1998 C1 Class D, 7.231%
6/15/31	3,550,000	3,755,289
Equitable Life Assurance Society of
the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	3,500,000	3,553,883
Class C1, 7.52% 5/15/06 (d)	2,300,000	2,336,696
Class D1, 7.77% 5/15/06 (d)	2,200,000	2,229,950
Fannie Mae sequential pay Series
1999 10 Class MZ, 6.5%
9/17/38	1,601,251	1,618,864
GS Mortgage Securities Corp. II:
sequential pay Series 2001 LIBA
Class A2, 6.615% 2/14/16 (d)	840,000	910,629
Series 1998 GLII Class E,
7.1906% 4/13/31 (i)	1,205,000	1,263,548
Leafs CMBS I Ltd./Leafs CMBS I
Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (d)	1,050,000	986,377
Class C, 4.13% 11/20/37 (d)	1,050,000	954,513
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3
Class A2, 4.05% 1/13/41	630,000	611,434
Series 2005 IQ9 Class X2,
1.2033% 7/15/56 (d)(i)(j)	7,680,000	374,009
Thirteen Affiliates of General
Growth Properties, Inc.:
sequential pay Series 1 Class A2,
6.602% 11/15/07 (d)	4,200,000	4,355,409
Series 1:
Class D2, 6.992%
11/15/07 (d)	4,120,000	4,279,027
Class E2, 7.224%
11/15/07 (d)	2,450,000	2,559,376
Wachovia Bank Commercial
Mortgage Trust sequential pay
Series 2003 C6 Class A2,
4.498% 8/15/35	1,015,000	1,003,041
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $35,932,240)		36,671,188

Foreign Government and Government Agency Obligations 0.2%

	Principal	Value
	Amount
Israeli State 4.625% 6/15/13	$ 230,000	$ 221,950
Korean Republic 4.875% 9/22/14	345,000	341,467
United Mexican States:
5.875% 1/15/14	185,000	191,290
6.75% 9/27/34	795,000	846,675
7.5% 4/8/33	2,350,000	2,720,125
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,790,610)		4,321,507

Fixed Income Funds 11.2%
	Shares
Fidelity Floating Rate Central Investment
Portfolio (b)	464,992	46,782,845
Fidelity High Income Central Investment
Portfolio 1 (b)	1,496,200	145,580,297
Fidelity Ultra Short Central Fund (b)	924,696	91,998,005
TOTAL FIXED-INCOME FUNDS
(Cost $278,270,852)		284,361,147

Money Market Funds 17.8%

Fidelity Cash Central Fund, 3.82% (b) .	328,864,358	328,864,358
Fidelity Money Market Central Fund,
3.82% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)	1,144,969	1,144,969
TOTAL MONEY MARKET FUNDS
(Cost $453,869,489)		453,869,489

TOTAL INVESTMENT PORTFOLIO	100.7%
(Cost $2,402,236,718)	2,560,066,376

NET OTHER ASSETS (0.7)%		(17,877,056)

NET ASSETS 100%	$2,542,189,320

Quarterly Report

14

Futures Contracts

	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
422 S&P 500 Index
Contracts	Dec. 2005	$ 130,218,650	$ (429,385)

The face value of futures purchased as a percentage of net assets - 5.1%

Swap Agreements

		Notional	Value
Amount

Credit Default Swap
Receive quarterly a
fixed rate of .4%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 4,
par value of the
proportional
notional amount (h)	June 2010	$ 10,000,000	$ (52,338)
Receive quarterly a
fixed rate of .5%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 3,
par value of the
proportional
notional amount (g)	March 2010	3,500,000	(7,517)
Receive quarterly a
fixed rate of .65%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 4,
par value of the
proportional
notional amount (h)	June 2015	12,500,000	(106,973)

	Expiration	Notional	Value
	Date	Amount

Receive quarterly a
fixed rate of .7%
multiplied by the
notional amount and
pay to Deutsche
Bank, upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 3,
par value of the
proportional
notional amount (g) March 2015		$3,500,000	$(26,044)
Receive quarterly
notional amount
multiplied by .41%
and pay Goldman
Sachs upon default
event of Sempra
Energy, par value of
the notional amount
of Sempra Energy
7.95% 3/1/10	Sept. 2010	700,000	1,920
Receive quarterly
notional amount
multiplied by .42%
and pay Morgan
Stanley, Inc. upon
default event of
Sempra Energy, par
value of the notional
amount of Sempra
Energy 6% 2/1/13	Sept. 2010	1,000,000	(2,297)

TOTAL CREDIT DEFAULT SWAP		31,200,000	(193,249)
Interest Rate Swap
Receive quarterly a
fixed rate equal to
4.335% and pay
quarterly a floating
rate based on
3 month LIBOR with
Lehman Brothers,
Inc.	Sept. 2007	20,000,000	(85,774)
Receive quarterly a
fixed rate equal to
4.378% and pay
quarterly a floating
rate based on
3 month LIBOR with
Lehman Brothers,
Inc.	Sept. 2008	25,000,000	(153,565)

15 Quarterly Report

Investments (Unaudited) - continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive quarterly a
fixed rate equal to
4.3875% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2010	$3,500,000	$(28,675)
Receive quarterly a
fixed rate equal to
4.774% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2015	3,500,000	12,227

TOTAL INTEREST RATE SWAP .		52,000,000	(255,787)
Total Return Swap
Receive monthly a
return equal to Banc
of America
Securities LLC AAA
10 Yr Commercial
Mortgage Backed
Securities Daily
Index and pay
monthly a floating
rate based on
1 month LIBOR
minus 20 basis
points with Bank of
America	July 2006	2,500,000	(63,950)
Receive monthly a
return equal to Banc
of America
Securities LLC AAA
10 Yr Commercial
Mortgage Backed
Securities Daily
Index and pay
monthly a floating
rate based on
1 month LIBOR
minus 40 basis
points with Bank of
America	March 2006	2,500,000	(60,872)
Receive monthly a
return equal to
Lehman Brothers
CMBS AAA 8.5+
Index and pay
monthly a floating
rate based on
1 month LIBOR
minus 20 basis
points with Citibank	Oct. 2005	2,500,000	(68,508)

	Expiration	Notional	Value
	Date	Amount

Receive monthly a
return equal to
Lehman Brothers
CMBS AAA 8.5+
Index and pay
monthly a floating
rate based on
1 month LIBOR
minus 25 basis
points with Deutsche
Bank	April 2006	$ 2,500,000	$ 0
Receive quarterly a
return equal to Banc
of America
Securities LLC AAA
10 Yr Commercial
Mortgage Backed
Securities Daily
Index and pay
quarterly a floating
rate based on
3 month LIBOR
minus 40 basis
points with Bank of
America	Nov. 2005	2,500,000	(23,712)

TOTAL TOTAL RETURN SWAP .		12,500,000	(217,042)

		$ 95,700,000	$ (666,078)

Quarterly Report 16

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the money market fund’s holdings as of its most recent quarter end is available upon request. A complete unaudited listing of the fixed-income central fund’s holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $43,986,359 or 1.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,970,768.

(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(h) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,410,196,393. Net unrealized appreciation aggregated $149,869,983, of which $224,234,082 related to appreciated investment securities and $74,364,099 related to depreciated investment securities.

17 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1 800 221 5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

18

The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are a direct or indirect investment of Fidelity Variable Insurance Products: Asset Manager Portfolio. These underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments.

19 Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$1,386,525	$1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

Quarterly Report 20

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$6,630,902	$ 6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

21		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$1,800,000	$1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

Quarterly Report 22

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$3,460,000	$ 3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

23		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$1,426,425	$1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

Quarterly Report 24

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$3,919,880	$ 3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

25		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$196,513	$198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707
Quarterly Report

26

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

27 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

Quarterly Report

28

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$36,415,815	$36,404,000

TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)

NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

29 Quarterly Report

Fidelity High Income Central Investment Portfolio 1

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 88.7%
	Principal	Value
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$170,000	$180,829
Nonconvertible Bonds – 88.7%
Aerospace – 1.6%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,533,488
6.375% 10/15/15 (c)	3,520,000	3,546,400
7.625% 6/15/12	3,045,000	3,197,250
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		17,086,188
Air Transportation – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,140,625
7.377% 5/23/19	1,854,747	1,251,954
7.379% 11/23/17	1,553,711	1,048,755
7.8% 4/1/08	2,080,000	1,965,600
AMR Corp. 10.2% 3/15/20	510,000	295,800
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,360,000	2,336,400
		8,039,134
Automotive 3.9%
Delco Remy International, Inc. 9.375% 4/15/12	2,030,000	1,075,900
Ford Motor Co. 7.45% 7/16/31	1,770,000	1,380,600
Ford Motor Credit Co.:
6.625% 6/16/08	3,960,000	3,875,850
7% 10/1/13	595,000	551,777
General Motors Acceptance Corp.:
6.75% 12/1/14	5,225,000	4,544,935
6.875% 9/15/11	6,745,000	6,135,340
8% 11/1/31	5,360,000	4,680,186
General Motors Corp.:
7.125% 7/15/13	4,190,000	3,571,975
8.375% 7/15/33	2,960,000	2,308,800
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,186,250
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,337,000
7.5% 6/15/11	1,225,000	1,237,250

Quarterly Report

30

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Automotive continued
Tenneco Automotive, Inc. 8.625% 11/15/14	$2,800,000	$2,800,000
Visteon Corp. 7% 3/10/14	2,430,000	2,114,100
		40,799,963
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,269,000
Building Materials – 1.6%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,096,150
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,854,300
7.875% 12/15/12 (c)	1,870,000	1,692,350
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,580,600
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)	2,920,000	1,657,100
Ply Gem Industries, Inc. 9% 2/15/12	1,605,000	1,332,150
		16,766,650
Cable TV 4.1%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	5,830,000	5,975,750
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,902,300
7.875% 2/15/18	1,995,000	1,922,681
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,348,431
GCI, Inc. 7.25% 2/15/14	5,225,000	5,068,250
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,466,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,873,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,469,650
Telenet Group Holding NV 0% 6/15/14 (b)(c)	3,080,000	2,494,800
		42,521,262
Capital Goods 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,790,275
Case New Holland, Inc.:
6% 6/1/09	2,030,000	1,958,950
9.25% 8/1/11	1,145,000	1,219,425
Chart Industries, Inc. 9.125% 10/15/15 (c)	980,000	997,150
Columbus McKinnon Corp. 8.875% 11/1/13 (c)	330,000	330,000
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,710,575
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,160,325
Leucadia National Corp. 7% 8/15/13	3,530,000	3,547,650

31 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$2,735,000	$2,372,613
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,870,400
		34,957,363
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(d)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(d)	3,525,000	3,507,375
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,390,681
10.125% 9/1/08	2,515,000	2,703,625
Huntsman LLC 11.0988% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	362,700
9.25% 6/15/08	7,370,000	7,959,600
Nalco Co. 7.75% 11/15/11	2,820,000	2,890,500
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,578,250
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	950,000
10.25% 6/1/10	1,805,000	1,908,788
		40,107,869
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	4,830,000	4,775,663
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	540,600
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	290,000	269,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,779,688
Spectrum Brands, Inc. 7.375% 2/1/15	2,090,000	1,865,325
		11,543,039
Containers – 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,029,075
BWAY Corp. 10% 10/15/10	3,370,000	3,563,775
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863

Quarterly Report 32

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Containers – continued
Crown European Holdings SA: – continued
10.875% 3/1/13	$6,380,000	$7,416,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,534,000
Owens-Illinois, Inc.:
7.35% 5/15/08	2,460,000	2,484,600
7.5% 5/15/10	2,895,000	2,927,569
		23,359,632
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,070,000	1,080,700
8% 6/15/11	570,000	587,100
8% 6/15/11 (c)	2,250,000	2,328,750
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,587,008
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	2,029,100
		7,612,658
Diversified Media – 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,507,075
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,000,825
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,489,025
Liberty Media Corp.:
8.25% 2/1/30	2,570,000	2,461,037
8.5% 7/15/29	1,575,000	1,524,992
Videotron Ltee 6.375% 12/15/15 (c)	2,710,000	2,703,225
		13,686,179
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11	2,334,000	2,544,060
9.375% 9/15/10	1,509,000	1,663,673
9.5% 6/1/09	7,037,000	7,661,534
AES Gener SA 7.5% 3/25/14	4,175,000	4,237,625
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	604,800
Aquila, Inc. 14.875% 7/1/12	475,000	650,750
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,990,000
7.5% 1/15/09	1,280,000	1,332,800
8.9% 7/15/08	2,760,000	2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	4,090,000	4,243,375

33		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$840,000	$900,900
NRG Energy, Inc. 8% 12/15/13	4,335,000	4,595,100
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,427,100
8.625% 3/15/14	1,535,000	1,703,850
TECO Energy, Inc. 5.6931% 5/1/10 (c)(d)	2,490,000	2,527,350
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,156,650
TXU Corp. 6.5% 11/15/24	3,410,000	3,213,925
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,016,250
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	811,800
		52,265,792
Energy – 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,247,925
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,227,000
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,221,725
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	567,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,842,613
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	826,140
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,256,800
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,371,800
Parker Drilling Co.:
8.62% 9/1/10 (d)	5,195,000	5,363,838
9.625% 10/1/13	1,225,000	1,387,313
9.625% 10/1/13 (c)	1,635,000	1,851,638
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	4,039,475
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,814,000
7.375% 7/15/13	5,235,000	5,601,450
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,317,513

Quarterly Report 34

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.: – continued
7.625% 7/15/11	$3,820,000	$3,877,300
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,322,938
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,787,250
6.5% 6/1/08	1,720,000	1,698,500
7.75% 6/15/10	5,960,000	6,071,750
Williams Companies, Inc. 6.375% 10/1/10 (c)	7,150,000	7,105,313
		82,223,906
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (d)	2,115,000	2,093,850
8.125% 6/15/12	2,655,000	2,615,175
		4,709,025
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,641,600
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,984,850
7.3% 7/15/15 (c)	980,000	1,004,500
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,171,400
7.75% 5/15/13	75,000	78,750
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,295,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,390,630
		16,566,730
Gaming – 6.0%
Kerzner International Ltd. 6.75% 10/1/15 (c)	4,760,000	4,664,800
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,451,813
9.375% 2/15/10	1,095,000	1,205,869
10.25% 8/1/07	2,485,000	2,677,588
MGM MIRAGE:
6% 10/1/09	10,530,000	10,424,700
6.625% 7/15/15 (c)	2,230,000	2,210,488

35		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.75% 9/1/12	$245,000	$247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,874,175
7.125% 8/15/14	1,480,000	1,535,500
8% 4/1/12	785,000	829,156
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,945,125
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,290,250
7.25% 5/1/12	3,945,000	4,043,625
Station Casinos, Inc. 6.875% 3/1/16 (c)	1,370,000	1,383,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,051,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,126,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,348,163
		62,408,602
Healthcare 4.0%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,070,000	1,158,275
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,238,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,886,000
9.5% 8/15/10	2,110,000	2,210,225
DaVita, Inc. 6.625% 3/15/13	3,890,000	3,938,625
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,191,488
6.375% 8/15/15 (c)	1,650,000	1,652,063
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,805,800
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,179,650
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	705,000	726,150
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,995,125
Service Corp. International (SCI) 7% 6/15/17 (c)	1,450,000	1,468,125
		41,712,226

Quarterly Report

36

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	$2,680,000	$ 2,680,000
8.125% 6/1/12	6,080,000	6,338,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	758,400
8.875% 4/1/12	2,155,000	2,262,750
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,508,000
6.875% 5/15/11	1,915,000	1,886,275
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,145,000	1,892,963
10.375% 7/1/12	100,000	104,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,728,550
7.875% 10/1/13	4,665,000	4,583,363
		31,561,301
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,902,250
Host Marriott LP 7.125% 11/1/13	1,465,000	1,496,131
		5,398,381
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,785,000	5,096,025
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	4,505,000	4,324,800
		9,420,825
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,530,000	1,587,375
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,510,000	1,681,700
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,553,800
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (d)	4,260,000	4,473,000
		12,734,675
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,304,800
Century Aluminum Co. 7.5% 8/15/14	625,000	646,875

37		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Metals/Mining – continued
Compass Minerals International, Inc.:
0% 12/15/12 (b)	$1,060,000	$932,800
0% 6/1/13 (b)	9,175,000	7,798,750
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,658,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,188,031
		19,529,406
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	824,063
8.875% 2/1/10	2,050,000	2,296,000
Norske Skog Canada Ltd. 8.625% 6/15/11	3,295,000	3,344,425
		10,417,438
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,125,100
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,937,750
		11,442,450
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,519,625
9.5% 10/1/08	220,000	240,900
		4,760,525
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,819,813
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,975,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,124,813
Services – 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,149,950
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,019,625
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	406,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	5,007,600

Quarterly Report

38

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Services – continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$2,860,000	$ 1,744,600
9.875% 3/15/15 (c)	630,000	652,050
United Rentals North America, Inc. 7% 2/15/14	2,780,000	2,585,400
		16,350,225
Shipping – 4.5%
General Maritime Corp. 10% 3/15/13	9,940,000	10,909,150
OMI Corp. 7.625% 12/1/13	7,645,000	7,893,463
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	193,050
8.25% 3/15/13	855,000	916,988
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,488,478
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,352,400
		46,753,529
Steels – 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,753,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,491,700
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,527,800
		12,772,500
Super Retail – 3.7%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,537,050
Buhrmann US, Inc. 7.875% 3/1/15	2,300,000	2,317,250
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)	6,800,000	6,851,000
8% 10/1/12 (c)	9,030,000	9,007,425
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,220,600
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,480,625
Toys ’R’ US, Inc.:
7.375% 10/15/18	485,000	388,000
7.875% 4/15/13	995,000	883,063
		38,544,940
Technology – 6.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,789,663
Celestica, Inc.:
7.625% 7/1/13	4,480,000	4,446,400
7.875% 7/1/11	6,675,000	6,791,813
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,577,375

39		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Technology – continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$1,170,000	$1,025,213
6.5% 1/15/28	1,055,000	913,894
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (d)	4,465,000	4,431,513
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,718,938
10.375% 1/15/10	1,950,000	2,145,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,504,675
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	2,590,000	2,670,938
9.125% 8/15/13 (c)	6,090,000	6,242,250
Unisys Corp. 8% 10/15/12	3,540,000	3,460,350
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,321,925
7.125% 6/15/10	4,275,000	4,499,438
9.75% 1/15/09	1,535,000	1,719,200
		64,834,210
Telecommunications – 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,058,338
American Towers, Inc. 7.25% 12/1/11	785,000	834,063
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,738,794
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,215,763
6.5% 11/1/13	5,710,000	4,396,700
7.625% 4/15/12	2,890,000	2,413,150
8.695% 1/15/12 (c)(d)	6,345,000	6,471,900
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,643,213
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,772,500
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,992,800
New Skies Satellites BV:
8.5388% 11/1/11 (d)	4,145,000	4,258,988
9.125% 11/1/12	415,000	425,894
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,973,600
6.875% 10/31/13	7,380,000	7,841,250
PanAmSat Corp. 9% 8/15/14	2,080,000	2,189,200
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	755,550

Quarterly Report 40

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$3,240,000	$ 3,142,800
7.25% 2/15/11	1,160,000	1,102,000
7.9% 8/15/10	1,450,000	1,439,125
Qwest Corp.:
7.12% 6/15/13 (c)(d)	6,760,000	7,030,400
8.875% 3/15/12	2,045,000	2,234,163
Qwest Services Corp. 14% 12/15/14	3,315,000	4,011,150
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,881,025
8% 12/15/12	4,020,000	4,241,100
9.625% 5/1/11	3,350,000	3,869,250
SBA Communications Corp. 8.5% 12/1/12	4,005,000	4,355,438
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	390,000	394,875
Time Warner Telecom, Inc. 10.125% 2/1/11	1,050,000	1,084,125
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,380,590
U.S. West Communications:
6.875% 9/15/33	2,385,000	2,063,025
7.5% 6/15/23	805,000	728,525
		96,939,294
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (d)	2,225,000	2,219,438
12.25% 12/15/12	995,000	1,104,450
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,156,625
		5,480,513

TOTAL NONCONVERTIBLE BONDS		929,902,543

TOTAL CORPORATE BONDS
(Cost $917,443,848)		930,083,372

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 3.4233% 8/1/24 (c)(d)
(Cost $969,889)	1,228,245	1,059,362

41 Quarterly Report

Investments (Unaudited) continued

Common Stocks 0.2%
	Shares	Value
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$0
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,630,784
TOTAL COMMON STOCKS
(Cost $5,834,148)		1,787,644

Floating Rate Loans 7.8%
	Principal
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (d)	$2,834,967	2,834,967
Tranche 2B, term loan 9.8062% 9/30/08 (d)	1,126,439	1,137,703
		3,972,670
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (d)	5,460,000	5,521,425
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (d)	2,913,496	2,957,198
term loan 6.9606% 6/24/12 (d)	2,350,613	2,385,872
Tranche 2, term loan 9.3953% 6/24/13 (d)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	6,179,774	6,365,167
Credit-Linked Deposit 7.93% 6/24/11 (d)	288,859	293,192
		15,730,729
Energy – 1.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (d)	172,000	174,795
Tranche 2, term loan 10.8125% 7/8/13 (d)	2,870,000	2,984,800
Tranche B1, term loan 6.57% 7/8/12 (d)	258,000	262,193
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,111,407

Quarterly Report

42

Floating Rate Loans continued
		Principal	Value
		Amount
Energy – continued
El Paso Corp.: – continued
term loan 6.8125% 11/22/09 (d)		$2,766,661	$ 2,794,327
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (d)		8,538,600	8,581,293
			18,908,815
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)		4,882,727	4,962,072
Tranche 2, term loan 8.86% 4/13/10 (d)		3,770,000	3,901,950
			8,864,022
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.2109% 2/3/08 (d)		2,150,000	2,160,750
Tranche B, term loan:
6.7112% 2/3/08 (d)		4,311,868	4,365,766
8.9609% 2/3/08 (d)		2,200,000	2,211,000
			8,737,516
Technology – 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.2281% 3/9/11 (d)		3,676,525	3,676,525
Tranche B, term loan 5.4771% 3/9/13 (d)		1,464,950	1,472,275
Infor Global Solutions AG Tranche 2, term loan
10.943% 4/18/12 (d)		1,700,000	1,721,250
			6,870,050
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	.	1,700,000	1,689,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (d)		3,620,000	3,624,525
Tranche B, term loan 6.75% 9/21/13 (d)		1,565,000	1,549,350
Tranche C, term loan 7.25% 9/21/14 (d)		1,565,000	1,549,350
			8,412,600

TOTAL FLOATING RATE LOANS
(Cost $81,519,647)			82,351,152

43 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 3.1%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)	$27,692,985	$ 27,684,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)	4,492,224	4,491,000
TOTAL CASH EQUIVALENTS
(Cost $32,175,000)		32,175,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,037,942,532)		1,047,456,530

NET OTHER ASSETS – 0.1%		641,925
NET ASSETS 100%	$ 1,048,098,455

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $205,494,256
or 19.6% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,787,644
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$5,834,134
Skilled Healthcare	8/19/03 -
Group, Inc.	1/27/04	$13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

Quarterly Report

44

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.4%
Canada	5.2%
Bermuda	3.5%
Marshall Islands	2.7%
United Kingdom	1.7%
Luxembourg	1.4%
France	1.1%
Others (individually less than 1%) .	4.0%
100.0%

45 Quarterly Report

Fidelity Ultra-Short Central Fund

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

Quarterly Report 46

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

47		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$11,280,000	$11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

Quarterly Report 48

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$200,427	$200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

49		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$5,695,000	$5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

Quarterly Report

50

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$5,000,000	$ 5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

51		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$2,280,000	$2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

Quarterly Report 52

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$6,441,811	$6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

53 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$2,882,888	$2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

Quarterly Report 54

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$4,040,000	$4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

55		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$9,000,000	$9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

Quarterly Report 56

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$2,125,000	$2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

57		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$4,600,000	$4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

Quarterly Report

58

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

59		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$18,993,594	$19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

Quarterly Report 60

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$11,231,269	$ 11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

61		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

Quarterly Report

62

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

63 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

Quarterly Report

64

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113
65 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

Quarterly Report 66

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$6,109,217	$6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

67 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$969,949	$970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

Quarterly Report

68

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$715,000	$714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

69 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)		$1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)		875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)		1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)		1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)		2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)		1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)		1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)			362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06		30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06		30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)			59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)		26,500,000	26,417,781

Quarterly Report	70

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) . $2,120,321,927			$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$255,933

	71		Quarterly Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$37,540,000	$(135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

Quarterly Report	72

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$(131,320)

		$ 331,640,000	$(266,889)

	73	Quarterly Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

Quarterly Report 74

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio

September 30, 2005

1.808789.101 VIPAMG QTLY 1105

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets Common Stocks 69.9%

	Shares	Value

CONSUMER DISCRETIONARY 8.2%
Auto Components – 0.0%
Exide Technologies warrants
3/18/06 (a)	5	$0
Hotels, Restaurants & Leisure 0.6%
Carnival Corp. unit	4,700	234,906
McDonald’s Corp.	32,200	1,078,378
Royal Caribbean Cruises Ltd.	4,200	181,440
		1,494,724
Leisure Equipment & Products 0.1%
Sega Sammy Holdings, Inc. New	4,700	183,470
Media 3.6%
Clear Channel Communications, Inc.	231,600	7,617,324
E.W. Scripps Co. Class A	4,900	244,853
News Corp. Class A	79,200	1,234,728
Omnicom Group, Inc.	11,300	945,019
		10,041,924
Specialty Retail 3.9%
Home Depot, Inc.	266,100	10,149,054
TJX Companies, Inc.	35,500	727,040
		10,876,094

TOTAL CONSUMER DISCRETIONARY		22,596,212

CONSUMER STAPLES 5.3%
Beverages 0.6%
PepsiCo, Inc.	13,700	776,927
Pernod Ricard	5,100	900,714
		1,677,641
Food & Staples Retailing – 3.1%
CVS Corp.	137,900	4,000,479
Safeway, Inc.	46,900	1,200,640
Wal Mart Stores, Inc.	77,100	3,378,522
		8,579,641
Household Products – 0.1%
Colgate Palmolive Co.	9,400	496,226
Personal Products 0.4%
Alberto Culver Co.	23,700	1,060,575
Tobacco – 1.1%
Altria Group, Inc.	40,800	3,007,368

TOTAL CONSUMER STAPLES		14,821,451

ENERGY 3.9%
Energy Equipment & Services – 1.9%
Diamond Offshore Drilling, Inc.	23,000	1,408,750
ENSCO International, Inc.	21,100	983,049
GlobalSantaFe Corp.	35,300	1,610,386
Transocean, Inc. (a)	21,900	1,342,689
		5,344,874

	Shares	Value
Oil, Gas & Consumable Fuels 2.0%
BP PLC	71,700	$846,657
ConocoPhillips	16,000	1,118,560
EnCana Corp.	15,300	892,917
Exxon Mobil Corp.	21,600	1,372,464
OMV AG	3,000	178,210
Statoil ASA	6,600	163,709
Total SA Series B	3,270	888,263
		5,460,780

TOTAL ENERGY		10,805,654

FINANCIALS 15.5%
Capital Markets 2.7%
Credit Suisse Group (Reg.)	17,917	796,948
Goldman Sachs Group, Inc.	13,500	1,641,330
Merrill Lynch & Co., Inc.	33,700	2,067,495
Morgan Stanley	36,500	1,968,810
Nikko Cordial Corp.	61,000	710,574
Nuveen Investments, Inc. Class A	10,700	421,473
		7,606,630
Commercial Banks – 2.8%
Banca Intesa Spa	29,200	136,105
Bank of America Corp.	113,928	4,796,369
BNP Paribas SA	3,700	281,357
Shinhan Financial Group Co. Ltd.	6,380	221,940
Sumitomo Mitsui Financial Group, Inc. .	89	844,867
Synovus Financial Corp.	10,200	282,744
Wachovia Corp.	24,131	1,148,399
Wells Fargo & Co.	1,000	58,570
		7,770,351
Consumer Finance – 0.3%
Capital One Financial Corp.	3,100	246,512
Credit Saison Co. Ltd.	6,100	269,509
MBNA Corp.	10,700	263,648
		779,669
Diversified Financial Services – 1.2%
Citigroup, Inc.	65,700	2,990,664
ING Groep NV (Certificaten Van
Aandelen)	9,600	285,984
		3,276,648
Insurance – 7.3%
ACE Ltd.	24,000	1,129,679
AFLAC, Inc.	4,800	217,440
Allianz AG (Reg.)	7,500	1,013,250
AMBAC Financial Group, Inc.	15,200	1,095,312
American International Group, Inc.	176,600	10,942,136
Hartford Financial Services Group, Inc.	42,200	3,256,574
MBIA, Inc.	15,900	963,858
MetLife, Inc.	29,400	1,465,002
		20,083,251

Quarterly Report

76

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – 1.2%
Fannie Mae	51,743	$2,319,121
MGIC Investment Corp.	15,500	995,100
Washington Mutual, Inc.	500	19,610
		3,333,831

TOTAL FINANCIALS		42,850,380

HEALTH CARE 12.0%
Biotechnology – 0.1%
QIAGEN NV (a)	23,200	302,528
Health Care Providers & Services 5.0%
Cardinal Health, Inc.	197,950	12,557,936
UnitedHealth Group, Inc.	21,800	1,225,160
		13,783,096
Pharmaceuticals 6.9%
Cipla Ltd.	12,110	104,666
Johnson & Johnson	63,400	4,011,952
Novartis AG (Reg.)	13,086	667,386
Pfizer, Inc.	211,400	5,278,658
Roche Holding AG (participation
certificate)	4,275	593,961
Wyeth	184,240	8,524,785
		19,181,408

TOTAL HEALTH CARE		33,267,032

INDUSTRIALS – 6.5%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	25,230	946,125
Lockheed Martin Corp.	11,240	686,090
United Technologies Corp.	14,300	741,312
		2,373,527
Airlines – 0.1%
Ryanair Holdings PLC sponsored ADR (a)	6,100	277,733
Commercial Services & Supplies 0.2%
ChoicePoint, Inc. (a)	10,800	466,236
Electrical Equipment 0.1%
ABB Ltd. sponsored ADR (a)	22,700	167,072
Industrial Conglomerates 4.7%
3M Co.	33,800	2,479,568
General Electric Co.	212,680	7,160,936
Smiths Group PLC	25,600	433,204
Tyco International Ltd.	105,900	2,949,315
		13,023,023
Machinery – 0.5%
Ingersoll Rand Co. Ltd. Class A	35,800	1,368,634
Weichai Power Co. Ltd. (H Shares)	43,000	95,619
		1,464,253

	Shares	Value
Marine – 0.0%
Alexander & Baldwin, Inc.	3,000	$159,720

TOTAL INDUSTRIALS		17,931,564

INFORMATION TECHNOLOGY 13.0%
Communications Equipment – 2.3%
Cisco Systems, Inc. (a)	224,502	4,025,321
Comverse Technology, Inc. (a)	12,300	323,121
Motorola, Inc.	4,920	108,683
Nokia Corp. sponsored ADR	83,400	1,410,294
QUALCOMM, Inc.	11,400	510,150
		6,377,569
Computers & Peripherals 2.0%
Dell, Inc. (a)	64,400	2,202,480
EMC Corp. (a)	21,500	278,210
Hewlett Packard Co.	11,700	341,640
International Business Machines Corp. .	31,800	2,550,996
		5,373,326
Electronic Equipment & Instruments – 0.5%
AU Optronics Corp. sponsored ADR	30,694	397,794
Flextronics International Ltd. (a)	34,300	440,755
Hoya Corp. New	13,200	452,039
Jabil Circuit, Inc. (a)	3,700	114,404
Optimax Technology Corp.	22,344	36,359
Symbol Technologies, Inc.	257	2,488
		1,443,839
Internet Software & Services 0.1%
Yahoo! Japan Corp	211	248,971
Yahoo! Japan Corp. New	100	119,770
		368,741
IT Services 0.1%
Computershare Ltd.	21,900	110,241
Satyam Computer Services Ltd.	20,501	261,329
		371,570
Semiconductors & Semiconductor Equipment – 3.1%
Advanced Semiconductor Engineering,
Inc.	394,000	265,947
Analog Devices, Inc.	3,400	126,276
Applied Materials, Inc.	72,100	1,222,816
ASML Holding NV (NY Shares) (a)	62,100	1,025,271
Intel Corp.	131,400	3,239,010
KLA Tencor Corp.	8,200	399,832
Lam Research Corp. (a)	12,500	380,875
Linear Technology Corp.	3,100	116,529
Novellus Systems, Inc. (a)	7,900	198,132
STATS ChipPAC Ltd. sponsored ADR (a) .	35,500	222,940
Taiwan Semiconductor Manufacturing
Co. Ltd. sponsored ADR	25,205	207,187
Tokyo Electron Ltd.	15,400	823,858
United Microelectronics Corp.	28,716	18,431

77 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
United Microelectronics Corp. sponsored
ADR	90,934	$327,362
Xilinx, Inc.	2,100	58,485
		8,632,951
Software 4.9%
BEA Systems, Inc. (a)	59,400	533,412
Microsoft Corp.	381,075	9,805,060
Symantec Corp. (a)	136,120	3,084,479
		13,422,951

TOTAL INFORMATION TECHNOLOGY		35,990,947

MATERIALS 0.4%
Chemicals 0.3%
Nitto Denko Corp.	3,900	221,096
Praxair, Inc.	11,500	551,195
		772,291
Metals & Mining – 0.1%
BHP Billiton Ltd. sponsored ADR	7,100	242,678

TOTAL MATERIALS		1,014,969

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services – 4.5%
BellSouth Corp.	63,500	1,670,050
Deutsche Telekom AG (Reg.)	9,400	171,456
Qwest Communications International,
Inc. (a)	276,600	1,134,060
SBC Communications, Inc.	344,900	8,267,253
Verizon Communications, Inc.	33,800	1,104,922
		12,347,741
Wireless Telecommunication Services – 0.4%
Sprint Nextel Corp.	24,524	583,181
Vodafone Group PLC	195,600	507,972
		1,091,153

TOTAL TELECOMMUNICATION SERVICES		13,438,894

UTILITIES 0.2%
Electric Utilities – 0.2%
E.ON AG	7,300	673,425
TOTAL COMMON STOCKS
(Cost $173,854,306)		193,390,528

Convertible Preferred Stocks 0.0%
	Shares	Value

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	1,300	$56,810
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $38,260)		56,810

Corporate Bonds 1.3%
	Principal
	Amount
Convertible Bonds 0.0%

INFORMATION TECHNOLOGY 0.0%
Communications Equipment – 0.0%
CIENA Corp. 3.75% 2/1/08	$ 100,000	91,380
Nonconvertible Bonds – 1.3%

CONSUMER DISCRETIONARY 0.1%
Automobiles – 0.0%
Ford Motor Co.:
6.625% 10/1/28	10,000	7,225
7.45% 7/16/31	65,000	50,700
General Motors Corp. 8.375%
7/15/33	60,000	46,800
		104,725
Media 0.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	5,000	5,464
7.625% 4/15/31	25,000	29,288
Cox Communications, Inc. 7.125%
10/1/12	20,000	21,756
Liberty Media Corp. 8.25%
2/1/30	55,000	52,668
News America Holdings, Inc.
7.75% 12/1/45	35,000	41,096
News America, Inc. 6.2%
12/15/34	65,000	65,098
Time Warner Entertainment Co. LP
8.375% 7/15/33	50,000	62,594
		277,964

TOTAL CONSUMER DISCRETIONARY		382,689

CONSUMER STAPLES 0.0%
Beverages 0.0%
FBG Finance Ltd. 5.125%
6/15/15 (c)	25,000	24,525
Molson Coors Capital Finance ULC
4.85% 9/22/10 (c)	40,000	39,686
		64,211

ENERGY 0.2%
Energy Equipment & Services – 0.0%
Petronas Capital Ltd. 7%
5/22/12 (c)	55,000	61,375

Quarterly Report 78

Corporate Bonds continued

	Principal	Value
	Amount
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels 0.2%
Amerada Hess Corp. 6.65%
8/15/11	$10,000	$10,805
Duke Capital LLC:
6.25% 2/15/13	50,000	52,592
6.75% 2/15/32	55,000	60,007
Empresa Nacional de Petroleo
6.75% 11/15/12 (c)	25,000	27,003
EnCana Holdings Finance Corp.
5.8% 5/1/14	35,000	36,861
Enterprise Products Operating LP
5.75% 3/1/35	25,000	22,857
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	10,000	9,860
5.8% 3/15/35	20,000	19,210
Nexen, Inc. 5.875% 3/10/35	35,000	34,307
Pemex Project Funding Master Trust:
6.125% 8/15/08	50,000	51,500
6.625% 6/15/35 (c)	45,000	44,258
7.875% 2/1/09 (h)	100,000	108,250
		477,510

TOTAL ENERGY		538,885

FINANCIALS – 0.5%
Capital Markets 0.1%
Goldman Sachs Group, Inc. 6.6%
1/15/12	125,000	135,508
Lazard LLC 7.125% 5/15/15 (c) .	35,000	34,753
Merrill Lynch & Co., Inc. 4.25%
2/8/10	50,000	48,880
Morgan Stanley 6.6% 4/1/12	40,000	43,335
		262,476
Commercial Banks – 0.1%
Bank of America Corp. 6.25%
4/15/12	70,000	75,361
Korea Development Bank 3.875%
3/2/09	75,000	72,808
Wachovia Bank NA 4.875%
2/1/15	15,000	14,791
Wachovia Corp. 4.875% 2/15/14	25,000	24,703
		187,663
Consumer Finance – 0.1%
Capital One Bank 6.5% 6/13/13	25,000	26,818
Ford Motor Credit Co. 7.375%
2/1/11	25,000	23,913
General Motors Acceptance Corp.
6.07% 12/1/14 (h)	40,000	33,629
Household Finance Corp. 4.125%
11/16/09	20,000	19,477

	Principal	Value
	Amount
Household International, Inc.
8.875% 2/15/08	$75,000	$76,153
MBNA Corp. 7.5% 3/15/12	45,000	51,163
		231,153
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XVII
5.85% 8/1/35	105,000	102,829
Prime Property Funding, Inc.
5.125% 6/1/15 (c)	50,000	48,570
		151,399
Insurance – 0.0%
Axis Capital Holdings Ltd. 5.75%
12/1/14	60,000	59,540
Marsh & McLennan Companies,
Inc. 5.75% 9/15/15	20,000	19,791
Principal Life Global Funding I
6.25% 2/15/12 (c)	25,000	26,831
		106,162
Real Estate 0.1%
Archstone Smith Operating Trust
5.25% 5/1/15	45,000	44,782
Arden Realty LP 5.25% 3/1/15	100,000	98,053
Colonial Properties Trust 5.5%
10/1/15	45,000	44,221
Developers Diversified Realty Corp.:
5% 5/3/10	20,000	19,881
5.25% 4/15/11	10,000	10,027
EOP Operating LP 4.65% 10/1/10	90,000	88,506
Regency Centers LP 6.75%
1/15/12	45,000	48,450
Simon Property Group LP:
5.1% 6/15/15	30,000	29,406
5.625% 8/15/14	40,000	40,960
		424,286
Thrifts & Mortgage Finance – 0.0%
Countrywide Home Loans, Inc. 4%
3/22/11	30,000	28,500
Independence Community Bank
Corp. 3.75% 4/1/14 (h)	10,000	9,609
Residential Capital Corp. 6.375%
6/30/10 (c)	30,000	30,422
Washington Mutual, Inc. 4.625%
4/1/14	50,000	47,848
		116,379

TOTAL FINANCIALS		1,479,518

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.0%
BAE Systems Holdings, Inc. 4.75%
8/15/10 (c)	30,000	29,626

79 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds continued

	Principal	Value
	Amount
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Airlines – 0.1%
American Airlines, Inc. pass thru
trust certificates:
6.855% 10/15/10	$3,572	$3,599
6.978% 10/1/12	9,962	10,090
7.024% 4/15/11	20,000	20,263
7.858% 4/1/13	25,000	25,583
Delta Air Lines, Inc. pass thru trust
certificates 7.57% 11/18/10	30,000	28,968
		88,503
Industrial Conglomerates 0.0%
Hutchison Whampoa International
03/13 Ltd. 6.5% 2/13/13 (c)	10,000	10,686
Hutchison Whampoa International
03/33 Ltd. 7.45% 11/24/33 (c)	25,000	28,878
		39,564

TOTAL INDUSTRIALS		157,693

INFORMATION TECHNOLOGY 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
Chartered Semiconductor
Manufacturing Ltd. 6.375%
8/3/15	40,000	39,076
MATERIALS 0.0%
Metals & Mining – 0.0%
Newmont Mining Corp. 5.875%
4/1/35	25,000	24,502

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services – 0.2%
AT&T Broadband Corp. 8.375%
3/15/13	50,000	59,158
BellSouth Capital Funding Corp.
7.875% 2/15/30	25,000	30,814
BellSouth Corp. 5.2% 9/15/14	15,000	15,055
British Telecommunications PLC
8.875% 12/15/30	50,000	67,822
SBC Communications, Inc.:
6.15% 9/15/34	30,000	30,701
6.45% 6/15/34	15,000	15,855
Sprint Capital Corp.:
6.875% 11/15/28	25,000	27,617
8.375% 3/15/12	25,000	29,421
Telecom Italia Capital:
4.95% 9/30/14 (c)	25,000	24,193
5.25% 11/15/13	50,000	49,646
Verizon Global Funding Corp.:
5.85% 9/15/35	40,000	39,338

	Principal	Value
	Amount
7.75% 12/1/30	$30,000	$36,548
Verizon New York, Inc. 6.875%
4/1/12	5,000	5,349
		431,517
Wireless Telecommunication Services – 0.0%
America Movil SA de CV 4.125%
3/1/09	20,000	19,457
AT&T Wireless Services, Inc.
7.875% 3/1/11	5,000	5,692
		25,149

TOTAL TELECOMMUNICATION SERVICES		456,666

UTILITIES 0.2%
Electric Utilities – 0.1%
Cleveland Electric Illuminating Co.
5.65% 12/15/13	30,000	30,732
Exelon Corp.:
4.9% 6/15/15	40,000	37,872
6.75% 5/1/11	30,000	32,157
FirstEnergy Corp. 6.45%
11/15/11	15,000	15,971
Progress Energy, Inc. 7.1% 3/1/11	50,000	54,355
TXU Energy Co. LLC 7% 3/15/13	55,000	59,709
		230,796
Independent Power Producers & Energy Traders 0.0%
Constellation Energy Group, Inc.
7% 4/1/12	55,000	60,463
Multi-Utilities – 0.1%
Dominion Resources, Inc.:
4.75% 12/15/10	30,000	29,667
5.95% 6/15/35	30,000	29,307
6.25% 6/30/12	45,000	47,710
MidAmerican Energy Holdings, Inc.
5.875% 10/1/12	40,000	41,736
		148,420

TOTAL UTILITIES		439,679

TOTAL NONCONVERTIBLE BONDS		3,582,919

TOTAL CORPORATE BONDS
(Cost $3,629,923)		3,674,299

U.S. Government and Government Agency
Obligations 1.6%

U.S. Government Agency Obligations – 0.5%
Fannie Mae:
3.25% 1/15/08	71,000	69,189
3.25% 8/15/08	90,000	87,138
3.25% 2/15/09	270,000	259,798
3.375% 12/15/08	29,000	28,073

Quarterly Report

80

U.S. Government and Government Agency
Obligations continued
	Principal	Value
	Amount
U.S. Government Agency Obligations – continued
Fannie Mae: continued
4.625% 5/1/13	$ 200,000	$ 196,680
5.5% 3/15/11	60,000	62,669
6.25% 2/1/11	105,000	112,209
Freddie Mac:
4% 6/12/13	87,000	82,626
5% 7/15/14	165,000	169,165
5.875% 3/21/11	170,000	179,085

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,246,632
U.S. Treasury Inflation Protected Obligations – 0.4%
U.S. Treasury Inflation Indexed
Bonds 2.375% 1/15/25	207,292	221,770
U.S. Treasury Inflation Indexed
Notes:
0.875% 4/15/10	206,254	200,985
2% 1/15/14	687,271	701,580

TOTAL U.S. TREASURY INFLATION PROTECTED		1,124,335
OBLIGATIONS
U.S. Treasury Obligations – 0.7%
U.S. Treasury Bills, yield at date of
purchase 3.21% to 3.4%
10/13/05 to 12/8/05 (e)	800,000	796,534
U.S. Treasury Bonds:
5.375% 2/15/31	50,000	56,016
6.25% 5/15/30	205,000	254,544
U.S. Treasury Notes:
3.875% 7/31/07	291,000	289,454
4.75% 5/15/14	620,000	638,745

TOTAL U.S. TREASURY OBLIGATIONS		2,035,293

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,388,205)		4,406,260

U.S. Government Agency Mortgage Securities
2.4%

Fannie Mae – 2.2%
3.468% 4/1/34 (h)	20,547	20,547
3.736% 1/1/35 (h)	22,054	21,807
3.796% 6/1/34 (h)	21,782	21,248
3.82% 1/1/35 (h)	20,153	19,964
3.913% 12/1/34 (h)	21,403	21,338
3.97% 5/1/34 (h)	11,657	11,816
3.971% 1/1/35 (h)	20,301	20,129
3.992% 1/1/35 (h)	19,762	19,606
4% 10/1/20 (d)	122,483	117,775
4.026% 2/1/35 (h)	21,022	20,787

	Principal	Value
	Amount
4.03% 1/1/35 (h)	$22,107	$21,962
4.057% 10/1/18 (h)	14,003	13,842
4.097% 2/1/35 (h)	21,589	21,395
4.107% 2/1/35 (h)	22,795	22,649
4.108% 2/1/35 (h)	21,142	20,978
4.111% 1/1/35 (h)	8,115	8,036
4.119% 2/1/35 (h)	20,822	20,633
4.125% 1/1/35 (h)	20,759	20,823
4.129% 1/1/35 (h)	21,324	21,134
4.138% 2/1/35 (h)	21,311	21,249
4.149% 2/1/35 (h)	21,880	21,730
4.175% 1/1/35 (h)	19,296	19,153
4.179% 1/1/35 (h)	20,917	20,759
4.196% 11/1/34 (h)	48,561	48,792
4.217% 3/1/34 (h)	17,690	17,589
4.251% 10/1/34 (h)	88,492	89,114
4.295% 1/1/35 (h)	21,129	21,129
4.296% 8/1/33 (h)	11,579	11,540
4.296% 3/1/35 (h)	22,602	22,489
4.319% 1/1/35 (h)	22,137	21,996
4.454% 4/1/34 (h)	14,826	14,755
4.483% 1/1/35 (h)	19,750	19,795
4.489% 8/1/34 (h)	20,576	20,496
4.5% 5/1/19 to 10/1/33	1,291,787	1,239,343
4.5% 10/1/20 (d)	120,000	117,300
4.526% 3/1/35 (h)	23,444	23,222
4.554% 7/1/35 (h)	24,147	24,128
4.555% 2/1/35 (h)	20,997	20,999
4.679% 11/1/34 (h)	21,555	21,417
4.708% 3/1/35 (h)	30,442	30,522
4.736% 7/1/34 (h)	18,405	18,335
4.818% 12/1/32 (h)	21,017	21,120
5% 7/1/18	654,042	652,771
5% 10/1/35 (d)	356,171	348,491
5.5% 4/1/16 to 9/1/34	1,635,069	1,639,435
6% 4/1/13 to 4/1/33	319,780	326,619
6.5% 5/1/17 to 1/1/33	585,530	604,195
6.5% 10/1/35 (d)	30,447	31,341
7.5% 5/1/24 to 2/1/28	29,599	31,409

TOTAL FANNIE MAE		5,987,702
Freddie Mac 0.1%
4.081% 12/1/34 (h)	20,150	19,940
4.109% 12/1/34 (h)	20,023	19,931
4.192% 1/1/35 (h)	16,915	16,858
4.3% 5/1/35 (h)	22,828	22,748
4.368% 3/1/35 (h)	23,663	23,271
4.39% 2/1/35 (h)	22,494	22,473
4.446% 3/1/35 (h)	24,176	23,836
4.489% 3/1/35 (h)	23,457	23,311
4.495% 3/1/35 (h)	33,032	32,727
5.028% 4/1/35 (h)	22,571	22,627

81 Quarterly Report

Investments (Unaudited) - continued

U.S. Government Agency Mortgage Securities
continued
	Principal	Value
	Amount
Freddie Mac – continued
6% 5/1/33	$ 43,787	$44,632
7.5% 8/1/28	5,494	5,841

TOTAL FREDDIE MAC		278,195
Government National Mortgage Association – 0.1%
6.5% 8/15/27	68,439	71,380
7% 7/15/28 to 7/15/32	95,408	100,408
7.5% 1/15/26 to 8/15/28	53,524	56,909
8.5% 11/15/30	37,979	41,259

TOTAL GOVERNMENT NATIONAL MORTGAGE		269,956
ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES
(Cost $6,520,419)		6,535,853

Asset Backed Securities 0.3%

ACE Securities Corp. Series
2005 SD1 Class A1, 4.23%
11/25/50 (h)	14,339	14,356
Ameriquest Mortgage Securities,
Inc. Series 2004 R2 Class M1,
4.26% 4/25/34 (h)	5,000	5,000
Amortizing Residential Collateral
Trust Series 2002 BC1 Class M2,
4.93% 1/25/32 (h)	3,060	3,073
Argent Securities, Inc. Series
2004 W5 Class M1, 4.43%
4/25/34 (h)	15,000	15,018
Capital One Multi Asset Execution
Trust:
Series 2003 B4 Class B4,
4.5681% 7/15/11 (h)	25,000	25,391
Series 2004 6 Class B, 4.15%
7/16/12	40,000	39,121
CDC Mortgage Capital Trust Series
2004 HE2 Class M2, 5.03%
7/26/34 (h)	10,000	10,091
Cendant Timeshare Receivables
Funding LLC Series 2005 1A
Class A1, 4.67% 5/20/17 (c)	13,585	13,584
Citibank Credit Card Issuance Trust
Series 2002 C1 Class C1,
4.7369% 2/9/09 (h)	50,000	50,501
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.33%
5/25/34 (h)	25,000	25,046
Series 2004 4:
Class A, 4.2% 8/25/34 (h)	10,193	10,203
Class M1, 4.31% 7/25/34 (h)	25,000	25,074
Class M2, 4.36% 6/25/34 (h)	15,000	15,016

	Principal	Value
	Amount
Series 2005 1:
Class MV1, 4.23%
7/25/35 (h)	$25,000	$24,990
Class MV2, 4.27%
7/25/35 (h)	25,000	24,982
Class MV3, 4.31%
7/25/35 (h)	25,000	25,024
Crown Castle Towers LLC/Crown
Atlantic Holdings Sub LLC/Crown
Communication, Inc. Series
2005 1A:
Class B, 4.878% 6/15/35 (c)	32,000	31,402
Class C, 5.074% 6/15/35 (c)	29,000	28,519
Discover Card Master Trust I Series
2003 4 Class B1, 4.0981%
5/16/11 (h)	30,000	30,169
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 4.38% 1/25/34 (h)	25,000	25,066
Class M2, 4.98% 1/25/34 (h)	25,000	25,325
Series 2005 A:
Class M1, 4.26% 1/25/35 (h)	25,000	25,084
Class M2, 4.29% 1/25/35 (h)	25,000	25,017
Class M3, 4.32% 1/25/35 (h)	25,000	25,058
Class M4, 4.51% 1/25/35 (h)	25,000	25,172
HSBC Home Equity Loan Trust
Series 2005 2:
Class M1, 4.2563% 1/20/35 (h)	9,036	9,037
Class M2, 4.2863% 1/20/35 (h)	9,036	9,037
Long Beach Mortgage Loan Trust
Series 2004 2 Class M1, 4.36%
6/25/34 (h)	25,000	25,058
Morgan Stanley Dean Witter
Capital I Trust Series 2003 NC1
Class M1, 4.88% 11/25/32 (h)	9,360	9,420
National Collegiate Student Loan
Trust Series 2005 GT1 Class AIO,
6.75% 12/25/09 (i)	50,000	12,520
Park Place Securities, Inc. Series
2005 WCH1 Class M2, 4.35%
1/25/35 (h)	25,000	25,019
Volkswagen Auto Lease Trust Series
2005 A Class A4, 3.94%
10/20/10	55,000	54,322
TOTAL ASSET BACKED SECURITIES
(Cost $712,888)		711,695

Collateralized Mortgage Obligations 0.3%

Private Sponsor 0.2%
Adjustable Rate Mortgage Trust
floater:
Series 2005 1 Class 5A2, 4.16%
5/25/35 (h)	17,515	17,526
Series 2005 2 Class 6A2, 4.11%
6/25/35 (h)	17,240	17,251

Quarterly Report 82

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor – continued
Adjustable Rate Mortgage Trust
floater: – continued
Series 2005 3 Class 8A2, 4.07%
7/25/35 (h)	$45,155	$45,184
Bear Stearns Alt A Trust floater
Series 2005 1 Class A1, 4.11%
1/25/35 (h)	32,124	32,145
CS First Boston Mortgage Securities
Corp. floater:
Series 2004 AR3 Class 6A2,
4.2% 4/25/34 (h)	7,111	7,118
Series 2004 AR5 Class 11A2,
4.2% 6/25/34 (h)	10,665	10,644
Impac CMB Trust floater Series
2005 1:
Class M1, 4.29% 4/25/35 (h) .	21,327	21,310
Class M2, 4.33% 4/25/35 (h) .	21,327	21,314
Lehman Structured Securities Corp.
floater Series 2005 1 Class A2,
4.22% 9/26/45 (c)(h)	37,252	37,252
Merrill Lynch Mortgage Investors,
Inc. floater:
Series 2005 A Class A2,
4.3031% 2/25/30 (h)	33,057	33,079
Series 2005 B Class A2, 3.75%
6/25/30 (h)	30,696	30,636
Opteum Mortgage Acceptance
Corp. floater Series 2005 3
Class APT, 4.12% 7/25/35 (h) .	24,096	24,110
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1%
2/20/35 (h)	23,980	23,962
Series 2005 2 Class A2, 4.29%
3/20/35 (h)	28,883	28,883
Thornburg Mortgage Securities
Trust floater Series 2005 3
Class A4, 4.108% 8/25/45 (h) .	35,000	35,000
Wells Fargo Mortgage Backed
Securities Trust:
Series 2005 AR10 Class 2A2,
4.1106% 6/25/35 (h)	41,691	41,028
Series 2005 AR12 Class 2A6,
4.3223% 7/25/35 (h)	48,102	47,331
Series 2005 AR4 Class 2A2,
4.5383% 4/25/35 (h)	41,779	41,109
Series 2005 AR9 Class 2A1,
4.3621% 5/25/35 (h)	21,845	21,610

TOTAL PRIVATE SPONSOR		536,492
U.S. Government Agency – 0.1%
Fannie Mae planned amortization
class:
Series 1999 54 Class PH, 6.5%
11/18/29	100,000	104,231

	Principal	Value
	Amount

Series 1999 57 Class PH, 6.5%
12/25/29	$100,000	$103,777
Fannie Mae guaranteed REMIC
pass thru certificates planned
amortization class Series
2004 81 Class KC, 4.5%
4/25/17	75,000	73,729

TOTAL U.S. GOVERNMENT AGENCY		281,737

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $794,578)		818,229

Commercial Mortgage Securities 0.3%

Asset Securitization Corp.
sequential pay Series 1995 MD4
Class A1, 7.1% 8/13/29	7,228	7,396
Bayview Commercial Asset Trust
floater Series 2004 3 Class A1,
4.2% 1/25/35 (c)(h)	46,920	46,972
COMM:
floater:
Series 2002 FL7 Class D,
4.3381% 11/15/14 (c)(h)	10,000	10,001
Series 2003 FL9 Class B,
4.2681% 11/15/15 (c)(h)	7,333	7,354
Series 2004 LBN2 Class X2,
1.2401% 3/10/39 (c)(h)(i)	56,948	2,076
CS First Boston Mortgage Securities
Corp.:
sequential pay:
Series 1999 C1 Class A2,
7.29% 9/15/41	50,000	53,849
Series 2004 C1 Class A3,
4.321% 1/15/37	20,000	19,437
Series 1998 C1 Class D, 7.17%
5/17/40	15,000	16,436
Series 2004 C1 Class ASP,
1.107% 1/15/37 (c)(h)(i)	280,280	9,735
Deutsche Mortgage & Asset
Receiving Corp. sequential pay
Series 1998 C1 Class D, 7.231%
6/15/31	120,000	126,939
Fannie Mae sequential pay Series
1999 10 Class MZ, 6.5%
9/17/38	44,071	44,556
GS Mortgage Securities Corp. II:
sequential pay Series 2001 LIBA
Class A2, 6.615% 2/14/16 (c)	25,000	27,102
Series 1998 GLII Class E,
7.1906% 4/13/31 (h)	45,000	47,186
Leafs CMBS I Ltd./Leafs CMBS I
Corp. Series 2002 1A Class B,
4.13% 11/20/37 (c)	100,000	93,941
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3
Class A2, 4.05% 1/13/41	20,000	19,411

83 Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Morgan Stanley Capital I, Inc.: -
continued
Series 2005 IQ9 Class X2,
1.2033% 7/15/56 (c)(h)(i)	$245,000	$ 11,931
Thirteen Affiliates of General
Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (c)	140,000	145,404
Class E2, 7.224% 11/15/07 (c)	100,000	104,464
Wachovia Bank Commercial
Mortgage Trust sequential pay
Series 2003 C6 Class A2,
4.498% 8/15/35	30,000	29,647
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $807,228)		823,837

Foreign Government and Government Agency
Obligations 0.1%

Korean Republic 4.875% 9/22/14	5,000	4,949
United Mexican States:
5.875% 1/15/14	5,000	5,170
6.75% 9/27/34	25,000	26,625
7.5% 4/8/33	100,000	115,750
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $129,971)		152,494

Fixed Income Funds 10.8%
	Shares
Fidelity Floating Rate Central Investment
Portfolio (b)	49,778	5,008,165
Fidelity High Income Central Investment
Portfolio 1 (b)	227,807	22,165,586
Fidelity Ultra Short Central Fund (b)	28,142	2,799,848
TOTAL FIXED-INCOME FUNDS
(Cost $29,261,290)		29,973,599

Money Market Funds 12.5%

Fidelity Cash Central Fund, 3.82% (b)
(Cost $34,633,620)	34,633,620	34,633,620

TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $254,770,688)		275,177,224

NET OTHER ASSETS – 0.5%		1,432,125

NET ASSETS 100%	$ 276,609,349

Futures Contracts

	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
47 S&P 500 Index
Contracts	Dec. 2005 $	14,503,025	$ (47,823)

The face value of futures purchased as a percentage of net assets - 5.2%

Swap Agreements

		Notional	Value
		Amount

Credit Default Swap
Receive quarterly a
fixed rate of .4%
multiplied by the
notional amount and
pay to Morgan
Stanley, Inc., upon
each default event of
one of the issues of
Dow Jones CDX N.A.
Investment Grade 4,
par value of the
proportional notional
amount (g)	June 2010	$ 500,000	$ (2,623)
Receive quarterly a
fixed rate of .5%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one of
the issues of Dow
Jones CDX N.A.
Investment Grade 3,
par value of the
proportional notional
amount (f)	March 2010	75,000	(161)
Receive quarterly a
fixed rate of .7%
multiplied by the
notional amount and
pay to Deutsche Bank,
upon each default
event of one of the
issues of Dow Jones
CDX N.A. Investment
Grade 3, par value of
the proportional
notional amount (f)	March 2015	75,000	(558)

Quarterly Report 84

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Receive quarterly
notional amount
multiplied by .41%
and pay Goldman
Sachs upon default
event of Sempre
Energy, par value of
the notional amount of
Sempra Energy 7.95%
3/1/10	Sept. 2010	$20,000	$55
Receive quarterly
notional amount
multiplied by .42%
and pay Morgan
Stanley, Inc. upon
default event of
Sempra Energy, par
value of the notional
amount of Sempra
Energy 6% 2/1/13	Sept. 2010	25,000	(57)

TOTAL CREDIT DEFAULT SWAP .		$695,000	$(3,344)
Interest Rate Swap
Receive quarterly a
fixed rate equal to
4.335% and pay
quarterly a floating
rate based on
3 month LIBOR with
Lehman Brothers, Inc.	Sept. 2007	250,000	(1,072)
Receive quarterly a
fixed rate equal to
4.378% and pay
quarterly a floating
rate based on
3 month LIBOR with
Lehman Brothers, Inc.	Sept. 2008	900,000	(5,528)
Receive quarterly a
fixed rate equal to
4.3875% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2010	75,000	(615)
Receive quarterly a
fixed rate equal to
4.492% and pay
quarterly a floating
rate based on
3 month LIBOR with
Lehman Brothers, Inc.	Sept. 2010	500,000	(3,370)
Receive quarterly a
fixed rate equal to
4.774% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2015	75,000	262

TOTAL INTEREST RATE SWAP		$ 1,800,000	$(10,323)

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly a return
equal to Lehman
Brothers CMBS AAA
8.5+ Index and pay
monthly a floating rate
based on 1 month
LIBOR minus 20 basis
points with Citibank	Oct. 2005	$ 75,000	$(2,055)
Receive monthly a return
equal to Lehman
Brothers CMBS AAA
8.5+ Index and pay
monthly a floating rate
based on 1 month
LIBOR minus 25 basis
points with Deutsche
Bank	April 2006	75,000	0
Receive monthly a return
equal to Lehman
Brothers CMBS U.S.
Aggregate Index and
pay monthly a floating
rate based on
1 month LIBOR minus
10 basis points with
Citibank	Oct. 2005	105,000	(1,774)
Receive monthly a return
equal to Lehman
Brothers CMBS U.S.
Aggregate Index and
pay monthly a floating
rate based on
1 month LIBOR minus
15 basis points with
Citibank	April 2006	105,000	0
Receive monthly a return
equal to Lehman
Brothers CMBS U.S.
Aggregate Index and
pay monthly a floating
rate based on
1 month LIBOR minus
20 basis points with
Lehman Brothers, Inc.	March 2006	545,000	(8,885)
Receive quarterly a
return equal to Banc
of America Securities
LLC AAA 10 Yr
Commercial Mortgage
Backed Securities
Daily Index and pay
quarterly a floating
rate based on
3 month LIBOR minus
40 basis points with
Bank of America	Nov. 2005	100,000	(949)

TOTAL TOTAL RETURN SWAP		$ 1,005,000	$(13,663)

		$ 3,500,000	$(27,330)

85 Quarterly Report

Investments (Unaudited) - continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the money market fund’s holdings as of its most recent quarter end is available upon request. A complete unaudited listing of the fixed-income central fund’s holdings is provided at the end of this report.

(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,000,543 or 0.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $796,534.

(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $256,444,579. Net unrealized appreciation aggregated $18,732,645, of which $29,991,442 related to appreciated investment securities and $11,258,797 related to depreciated investment securities.

Quarterly Report

86

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

87 Quarterly Report

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are direct or indirect investment of Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio.

Thsese underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments.

Quarterly Report

88

Fidelity Floating Rate Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

89		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$6,630,902	$6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

Quarterly Report 90

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

91		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$3,460,000	$3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

Quarterly Report 92

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

93		Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$3,919,880	$3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

Quarterly Report 94
Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$196,513	$198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

95 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$248,750	$250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

Quarterly Report

96

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

97 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$36,415,815	$36,404,000
TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)
NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Quarterly Report

98

Fidelity High Income Central Investment Portfolio 1

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 88.7%
	Principal	Value
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$170,000	$180,829
Nonconvertible Bonds – 88.7%
Aerospace – 1.6%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,533,488
6.375% 10/15/15 (c)	3,520,000	3,546,400
7.625% 6/15/12	3,045,000	3,197,250
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		17,086,188
Air Transportation – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,140,625
7.377% 5/23/19	1,854,747	1,251,954
7.379% 11/23/17	1,553,711	1,048,755
7.8% 4/1/08	2,080,000	1,965,600
AMR Corp. 10.2% 3/15/20	510,000	295,800
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,360,000	2,336,400
		8,039,134
Automotive 3.9%
Delco Remy International, Inc. 9.375% 4/15/12	2,030,000	1,075,900
Ford Motor Co. 7.45% 7/16/31	1,770,000	1,380,600
Ford Motor Credit Co.:
6.625% 6/16/08	3,960,000	3,875,850
7% 10/1/13	595,000	551,777
General Motors Acceptance Corp.:
6.75% 12/1/14	5,225,000	4,544,935
6.875% 9/15/11	6,745,000	6,135,340
8% 11/1/31	5,360,000	4,680,186
General Motors Corp.:
7.125% 7/15/13	4,190,000	3,571,975
8.375% 7/15/33	2,960,000	2,308,800
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,186,250
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,337,000
7.5% 6/15/11	1,225,000	1,237,250

99 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Automotive continued
Tenneco Automotive, Inc. 8.625% 11/15/14	$2,800,000	$2,800,000
Visteon Corp. 7% 3/10/14	2,430,000	2,114,100
		40,799,963
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,269,000
Building Materials – 1.6%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,096,150
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,854,300
7.875% 12/15/12 (c)	1,870,000	1,692,350
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,580,600
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)	2,920,000	1,657,100
Ply Gem Industries, Inc. 9% 2/15/12	1,605,000	1,332,150
		16,766,650
Cable TV 4.1%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	5,830,000	5,975,750
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,902,300
7.875% 2/15/18	1,995,000	1,922,681
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,348,431
GCI, Inc. 7.25% 2/15/14	5,225,000	5,068,250
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,466,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,873,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,469,650
Telenet Group Holding NV 0% 6/15/14 (b)(c)	3,080,000	2,494,800
		42,521,262
Capital Goods 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,790,275
Case New Holland, Inc.:
6% 6/1/09	2,030,000	1,958,950
9.25% 8/1/11	1,145,000	1,219,425
Chart Industries, Inc. 9.125% 10/15/15 (c)	980,000	997,150
Columbus McKinnon Corp. 8.875% 11/1/13 (c)	330,000	330,000
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,710,575
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,160,325
Leucadia National Corp. 7% 8/15/13	3,530,000	3,547,650

Quarterly Report

100

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$2,735,000	$ 2,372,613
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,870,400
		34,957,363
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(d)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(d)	3,525,000	3,507,375
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,390,681
10.125% 9/1/08	2,515,000	2,703,625
Huntsman LLC 11.0988% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	362,700
9.25% 6/15/08	7,370,000	7,959,600
Nalco Co. 7.75% 11/15/11	2,820,000	2,890,500
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,578,250
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	950,000
10.25% 6/1/10	1,805,000	1,908,788
		40,107,869
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	4,830,000	4,775,663
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	540,600
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	290,000	269,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,779,688
Spectrum Brands, Inc. 7.375% 2/1/15	2,090,000	1,865,325
		11,543,039
Containers – 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,029,075
BWAY Corp. 10% 10/15/10	3,370,000	3,563,775
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863

101		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount
Nonconvertible Bonds continued
Containers – continued
Crown European Holdings SA: – continued
10.875% 3/1/13		$6,380,000	$7,416,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13		1,475,000	1,534,000
Owens-Illinois, Inc.:
7.35% 5/15/08		2,460,000	2,484,600
7.5% 5/15/10		2,895,000	2,927,569
			23,359,632
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)		1,070,000	1,080,700
8% 6/15/11		570,000	587,100
8% 6/15/11 (c)		2,250,000	2,328,750
Residential Capital Corp. 6.375% 6/30/10 (c)		1,565,000	1,587,008
Triad Acquisition Corp. 11.125% 5/1/13 (c)		1,970,000	2,029,100
			7,612,658
Diversified Media – 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12		3,270,000	3,507,075
LBI Media Holdings, Inc. 0% 10/15/13 (b)		1,330,000	1,000,825
LBI Media, Inc. 10.125% 7/15/12		2,310,000	2,489,025
Liberty Media Corp.:
8.25% 2/1/30		2,570,000	2,461,037
8.5% 7/15/29		1,575,000	1,524,992
Videotron Ltee 6.375% 12/15/15 (c)		2,710,000	2,703,225
			13,686,179
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11		2,334,000	2,544,060
9.375% 9/15/10		1,509,000	1,663,673
9.5% 6/1/09		7,037,000	7,661,534
AES Gener SA 7.5% 3/25/14		4,175,000	4,237,625
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)		540,000	604,800
Aquila, Inc. 14.875% 7/1/12		475,000	650,750
CMS Energy Corp.:
6.3% 2/1/12		3,990,000	3,990,000
7.5% 1/15/09		1,280,000	1,332,800
8.9% 7/15/08		2,760,000	2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10		4,090,000	4,243,375

Quarterly Report	102

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$840,000	$ 900,900
NRG Energy, Inc. 8% 12/15/13	4,335,000	4,595,100
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,427,100
8.625% 3/15/14	1,535,000	1,703,850
TECO Energy, Inc. 5.6931% 5/1/10 (c)(d)	2,490,000	2,527,350
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,156,650
TXU Corp. 6.5% 11/15/24	3,410,000	3,213,925
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,016,250
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	811,800
		52,265,792
Energy – 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,247,925
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,227,000
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,221,725
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	567,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,842,613
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	826,140
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,256,800
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,371,800
Parker Drilling Co.:
8.62% 9/1/10 (d)	5,195,000	5,363,838
9.625% 10/1/13	1,225,000	1,387,313
9.625% 10/1/13 (c)	1,635,000	1,851,638
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	4,039,475
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,814,000
7.375% 7/15/13	5,235,000	5,601,450
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,317,513

103		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.: – continued
7.625% 7/15/11		$3,820,000	$3,877,300
Stone Energy Corp. 6.75% 12/15/14		3,365,000	3,322,938
The Coastal Corp.:
6.375% 2/1/09		4,910,000	4,787,250
6.5% 6/1/08		1,720,000	1,698,500
7.75% 6/15/10		5,960,000	6,071,750
Williams Companies, Inc. 6.375% 10/1/10 (c)		7,150,000	7,105,313
			82,223,906
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11		1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08		5,755,000	5,639,900
			7,202,300
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (d)		2,115,000	2,093,850
8.125% 6/15/12		2,655,000	2,615,175
			4,709,025
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11		2,540,000	2,641,600
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)		2,970,000	2,984,850
7.3% 7/15/15 (c)		980,000	1,004,500
Smithfield Foods, Inc.:
7% 8/1/11		5,070,000	5,171,400
7.75% 5/15/13		75,000	78,750
UAP Holding Corp. 0% 7/15/12 (b)		2,700,000	2,295,000
United Agriculture Products, Inc. 8.25% 12/15/11		2,266,000	2,390,630
			16,566,730
Gaming – 6.0%
Kerzner International Ltd. 6.75% 10/1/15 (c)		4,760,000	4,664,800
Mandalay Resort Group:
6.5% 7/31/09		1,450,000	1,451,813
9.375% 2/15/10		1,095,000	1,205,869
10.25% 8/1/07		2,485,000	2,677,588
MGM MIRAGE:
6% 10/1/09		10,530,000	10,424,700
6.625% 7/15/15 (c)		2,230,000	2,210,488

Quarterly Report	104

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.75% 9/1/12	$245,000	$247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,874,175
7.125% 8/15/14	1,480,000	1,535,500
8% 4/1/12	785,000	829,156
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,945,125
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,290,250
7.25% 5/1/12	3,945,000	4,043,625
Station Casinos, Inc. 6.875% 3/1/16 (c)	1,370,000	1,383,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,051,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,126,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,348,163
		62,408,602
Healthcare 4.0%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,070,000	1,158,275
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,238,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,886,000
9.5% 8/15/10	2,110,000	2,210,225
DaVita, Inc. 6.625% 3/15/13	3,890,000	3,938,625
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,191,488
6.375% 8/15/15 (c)	1,650,000	1,652,063
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,805,800
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,179,650
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	705,000	726,150
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,995,125
Service Corp. International (SCI) 7% 6/15/17 (c)	1,450,000	1,468,125
		41,712,226

105 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)		$2,680,000	$2,680,000
8.125% 6/1/12		6,080,000	6,338,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		790,000	758,400
8.875% 4/1/12		2,155,000	2,262,750
KB Home 7.75% 2/1/10		6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09		2,640,000	2,508,000
6.875% 5/15/11		1,915,000	1,886,275
Technical Olympic USA, Inc.:
7.5% 1/15/15		2,145,000	1,892,963
10.375% 7/1/12		100,000	104,000
WCI Communities, Inc.:
6.625% 3/15/15		1,910,000	1,728,550
7.875% 10/1/13		4,665,000	4,583,363
			31,561,301
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)		3,630,000	3,902,250
Host Marriott LP 7.125% 11/1/13		1,465,000	1,496,131
			5,398,381
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13		4,785,000	5,096,025
Fairfax Financial Holdings Ltd. 7.75% 4/26/12		4,505,000	4,324,800
			9,420,825
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09		1,530,000	1,587,375
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .		2,510,000	1,681,700
Town Sports International, Inc. 9.625% 4/15/11		2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10		2,260,000	2,553,800
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (d)		4,260,000	4,473,000
			12,734,675
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13		3,240,000	3,304,800
Century Aluminum Co. 7.5% 8/15/14		625,000	646,875

Quarterly Report	106

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Metals/Mining – continued
Compass Minerals International, Inc.:
0% 12/15/12 (b)	$1,060,000	$932,800
0% 6/1/13 (b)	9,175,000	7,798,750
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,658,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,188,031
		19,529,406
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	824,063
8.875% 2/1/10	2,050,000	2,296,000
Norske Skog Canada Ltd. 8.625% 6/15/11	3,295,000	3,344,425
		10,417,438
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,125,100
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,937,750
		11,442,450
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,519,625
9.5% 10/1/08	220,000	240,900
		4,760,525
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,819,813
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,975,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,124,813
Services – 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,149,950
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,019,625
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	406,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	5,007,600

107 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount
Nonconvertible Bonds continued
Services – continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)		$2,860,000	$1,744,600
9.875% 3/15/15 (c)		630,000	652,050
United Rentals North America, Inc. 7% 2/15/14		2,780,000	2,585,400
			16,350,225
Shipping – 4.5%
General Maritime Corp. 10% 3/15/13		9,940,000	10,909,150
OMI Corp. 7.625% 12/1/13		7,645,000	7,893,463
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		195,000	193,050
8.25% 3/15/13		855,000	916,988
Ship Finance International Ltd. 8.5% 12/15/13		17,800,000	17,488,478
Teekay Shipping Corp. 8.875% 7/15/11		8,240,000	9,352,400
			46,753,529
Steels – 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11		3,475,000	3,753,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)		3,090,000	3,491,700
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11		4,980,000	5,527,800
			12,772,500
Super Retail – 3.7%
Asbury Automotive Group, Inc. 9% 6/15/12		4,470,000	4,537,050
Buhrmann US, Inc. 7.875% 3/1/15		2,300,000	2,317,250
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)		6,800,000	6,851,000
8% 10/1/12 (c)		9,030,000	9,007,425
NBC Acquisition Corp. 0% 3/15/13 (b)		6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12		4,490,000	4,220,600
Sonic Automotive, Inc. 8.625% 8/15/13		5,550,000	5,480,625
Toys ’R’ US, Inc.:
7.375% 10/15/18		485,000	388,000
7.875% 4/15/13		995,000	883,063
			38,544,940
Technology – 6.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12		2,715,000	2,789,663
Celestica, Inc.:
7.625% 7/1/13		4,480,000	4,446,400
7.875% 7/1/11		6,675,000	6,791,813
Freescale Semiconductor, Inc. 6.875% 7/15/11		5,350,000	5,577,375

Quarterly Report	108

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Technology – continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$1,170,000	$1,025,213
6.5% 1/15/28	1,055,000	913,894
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (d)	4,465,000	4,431,513
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,718,938
10.375% 1/15/10	1,950,000	2,145,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,504,675
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	2,590,000	2,670,938
9.125% 8/15/13 (c)	6,090,000	6,242,250
Unisys Corp. 8% 10/15/12	3,540,000	3,460,350
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,321,925
7.125% 6/15/10	4,275,000	4,499,438
9.75% 1/15/09	1,535,000	1,719,200
		64,834,210
Telecommunications – 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,058,338
American Towers, Inc. 7.25% 12/1/11	785,000	834,063
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,738,794
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,215,763
6.5% 11/1/13	5,710,000	4,396,700
7.625% 4/15/12	2,890,000	2,413,150
8.695% 1/15/12 (c)(d)	6,345,000	6,471,900
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,643,213
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,772,500
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,992,800
New Skies Satellites BV:
8.5388% 11/1/11 (d)	4,145,000	4,258,988
9.125% 11/1/12	415,000	425,894
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,973,600
6.875% 10/31/13	7,380,000	7,841,250
PanAmSat Corp. 9% 8/15/14	2,080,000	2,189,200
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	755,550

109		Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09		$3,240,000	$ 3,142,800
7.25% 2/15/11		1,160,000	1,102,000
7.9% 8/15/10		1,450,000	1,439,125
Qwest Corp.:
7.12% 6/15/13 (c)(d)		6,760,000	7,030,400
8.875% 3/15/12		2,045,000	2,234,163
Qwest Services Corp. 14% 12/15/14		3,315,000	4,011,150
Rogers Communications, Inc.:
7.25% 12/15/12		3,670,000	3,881,025
8% 12/15/12		4,020,000	4,241,100
9.625% 5/1/11		3,350,000	3,869,250
SBA Communications Corp. 8.5% 12/1/12		4,005,000	4,355,438
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		390,000	394,875
Time Warner Telecom, Inc. 10.125% 2/1/11		1,050,000	1,084,125
U.S. West Capital Funding, Inc. 6.375% 7/15/08		5,547,000	5,380,590
U.S. West Communications:
6.875% 9/15/33		2,385,000	2,063,025
7.5% 6/15/23		805,000	728,525
			96,939,294
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (d)		2,225,000	2,219,438
12.25% 12/15/12		995,000	1,104,450
Tommy Hilfiger USA, Inc. 6.85% 6/1/08		2,130,000	2,156,625
			5,480,513

TOTAL NONCONVERTIBLE BONDS			929,902,543

TOTAL CORPORATE BONDS
(Cost $917,443,848)			930,083,372

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 3.4233% 8/1/24 (c)(d)
(Cost $969,889)		1,228,245	1,059,362

Quarterly Report	110

Common Stocks 0.2%
	Shares	Value
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$0
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,630,784
TOTAL COMMON STOCKS
(Cost $5,834,148)		1,787,644

Floating Rate Loans 7.8%
	Principal
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (d)	$2,834,967	2,834,967
Tranche 2B, term loan 9.8062% 9/30/08 (d)	1,126,439	1,137,703
		3,972,670
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (d)	5,460,000	5,521,425
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (d)	2,913,496	2,957,198
term loan 6.9606% 6/24/12 (d)	2,350,613	2,385,872
Tranche 2, term loan 9.3953% 6/24/13 (d)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	6,179,774	6,365,167
Credit-Linked Deposit 7.93% 6/24/11 (d)	288,859	293,192
		15,730,729
Energy – 1.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (d)	172,000	174,795
Tranche 2, term loan 10.8125% 7/8/13 (d)	2,870,000	2,984,800
Tranche B1, term loan 6.57% 7/8/12 (d)	258,000	262,193
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,111,407

111 Quarterly Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal	Value
	Amount
Energy – continued
El Paso Corp.: – continued
term loan 6.8125% 11/22/09 (d)	$2,766,661	$ 2,794,327
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (d)	8,538,600	8,581,293
		18,908,815
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	4,882,727	4,962,072
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,901,950
		8,864,022
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.2109% 2/3/08 (d)	2,150,000	2,160,750
Tranche B, term loan:
6.7112% 2/3/08 (d)	4,311,868	4,365,766
8.9609% 2/3/08 (d)	2,200,000	2,211,000
		8,737,516
Technology – 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.2281% 3/9/11 (d)	3,676,525	3,676,525
Tranche B, term loan 5.4771% 3/9/13 (d)	1,464,950	1,472,275
Infor Global Solutions AG Tranche 2, term loan
10.943% 4/18/12 (d)	1,700,000	1,721,250
		6,870,050
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d) .	1,700,000	1,689,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (d)	3,620,000	3,624,525
Tranche B, term loan 6.75% 9/21/13 (d)	1,565,000	1,549,350
Tranche C, term loan 7.25% 9/21/14 (d)	1,565,000	1,549,350
		8,412,600

TOTAL FLOATING RATE LOANS
(Cost $81,519,647)		82,351,152

Quarterly Report

112

Cash Equivalents 3.1%
	Maturity	Value
	Amount

Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)	$27,692,985	$ 27,684,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)	4,492,224	4,491,000

TOTAL CASH EQUIVALENTS
(Cost $32,175,000)		32,175,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,037,942,532)		1,047,456,530

NET OTHER ASSETS – 0.1%		641,925

NET ASSETS 100%	$ 1,048,098,455

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $205,494,256
or 19.6% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,787,644
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$5,834,134
Skilled Healthcare	8/19/03 -
Group, Inc.	1/27/04	$13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

113 Quarterly Report

Investments (Unaudited) continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.4%
Canada	5.2%
Bermuda	3.5%
Marshall Islands	2.7%
United Kingdom	1.7%
Luxembourg	1.4%
France	1.1%
Others (individually less than 1%) .	4.0%
100.0%

Quarterly Report

114

Fidelity Ultra-Short Central Fund

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

115		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06		$5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06		9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)		15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06		6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08		10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07		6,500,000	6,787,638
			71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06		5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES			76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)		12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05		9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)		17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06		13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09		5,500,000	5,461,247
			35,956,872

TOTAL UTILITIES			58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)			322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)		2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)		7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)		10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)		3,210,800	3,218,701

Quarterly Report	116

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

117		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)		$200,427	$200,481
Class M1, 4.73% 2/25/33 (d)		6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)		1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)		7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)		2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)		7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)		1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)		950,000	949,976
Class M3, 4.38% 4/25/34 (d)		3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)		4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)		9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)		5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)		1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)		12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)		2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)		24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)		10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)		5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)		758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)		11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)		5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)		20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)		3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)		3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)		4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)		3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)		664,884	664,968
Class M1, 4.6681% 4/15/33 (d)		11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)		2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)		10,000,000	10,168,072

Quarterly Report	118

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$5,695,000	$5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

119 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)		$5,000,000	$5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)		19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)		9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)		6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)		15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)		2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)		1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)		1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)		3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)		9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)		21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)		9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)		1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)		4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)		1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)		2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)		1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)		2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)		9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)		1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)		11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)		16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)		4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)		17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)		11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)		9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)		17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)		25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)		17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)		7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)		18,000,000	17,997,386

Quarterly Report	120

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

121		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$6,441,811	$6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

Quarterly Report

122

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

123		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)		$4,040,000	$4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)		3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)		3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)		1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)		2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)		5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)		2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)		2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)		7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)		8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)		2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)		9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)		5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)		5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)		13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)		10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)		9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)		15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)		10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)		22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)		3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)		2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)		686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)		2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)		1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)		2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)		1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)		4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)		2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)		8,850,000	8,865,532

Quarterly Report	124

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

125		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)		$2,125,000	$2,124,946
Class M2, 4.38% 7/25/34 (d)		375,000	374,991
Class M3, 4.78% 7/25/34 (d)		775,000	774,980
Class M4, 4.93% 7/25/34 (d)		525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)		2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)		2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)		2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)		12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)		1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)		2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)		6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)		2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)		2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)		4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)		4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)		3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)		1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)		2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)		2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)		1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)		2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)		2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)		2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)		1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)		5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)		3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)		992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)		5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)		9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)		147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)		3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)		2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)		1,880,000	1,897,592

Quarterly Report	126

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$4,600,000	$4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

127 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)		$4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)		4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)		10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)		30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)		2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)		1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)		901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)		10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)		6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)		2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)		1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)		8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)		6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)			2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)		8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)		3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)		5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)		15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)		2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)		10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)		16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)		8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)		7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)		11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)		17,862,312	17,866,889

Quarterly Report	128

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

129		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)		$11,231,269	$11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)		2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)		25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)		2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)		5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)		4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)		7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)		3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)		3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)		5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)		1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)		767,788	768,718
Class M5, 4.6% 4/25/35 (d)		767,788	767,788
Class M6, 4.65% 4/25/35 (d)		1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)		12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)		14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)		4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)		3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)		1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)		1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)		6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)		15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)		11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)		5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)		7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)		7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)		6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)		9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)		11,828,156	11,835,544

Quarterly Report	130

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

131 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

Quarterly Report

132

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581
133 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

Quarterly Report

134

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

135		Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$6,109,217	$6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

Quarterly Report

136

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$969,949	$970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

137 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$715,000	$714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

Quarterly Report

138

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

139 Quarterly Report

Investments (Unaudited) continued

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) . $2,120,321,927			$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$255,933

Quarterly Report	140

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$37,540,000	$(135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

	141	Quarterly Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$(131,320)

		$ 331,640,000	$(266,889)

Quarterly Report	142

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

143 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Contrafund® Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 92.4%
			Shares	Value

CONSUMER DISCRETIONARY	7.3%
Auto Components – 0.1%
Bridgestone Corp.			411,000	$ 8,860,589
Continental AG			55,800	4,581,943
				13,442,532
Automobiles – 0.5%
Honda Motor Co. Ltd.			135,000	7,668,000
Toyota Motor Corp.			1,655,800	76,473,127
				84,141,127
Distributors 0.1%
Li & Fung Ltd.			4,040,000	9,348,295
Diversified Consumer Services 0.2%
Educate, Inc.			366,492	5,497,380
Education Management Corp. (a)			219,500	7,076,680
Laureate Education, Inc. (a)			223,791	10,959,045
Weight Watchers International, Inc. (a)		.	139,500	7,195,410
				30,728,515
Hotels, Restaurants & Leisure 2.4%
Ambassadors Group, Inc.			1,000,000	22,300,000
Aristocrat Leisure Ltd.			2,916,004	26,354,830
Boyd Gaming Corp.			527,800	22,758,736
Cosi, Inc. (a)			174,000	1,708,680
Domino’s Pizza, Inc.			454,400	10,596,608
Four Seasons Hotels, Inc. (ltd. vtg.)			175,500	10,017,358
Gaylord Entertainment Co. (a)			52,827	2,517,207
Hilton Group PLC			1,795,398	9,963,579
Kerzner International Ltd. (a)			172,700	9,593,485
Las Vegas Sands Corp.			374,200	12,314,922
Life Time Fitness, Inc. (a)			201,582	6,680,427
MGM MIRAGE (a)			454,900	19,910,973
Panera Bread Co. Class A (a)			905,736	46,355,568
Penn National Gaming, Inc. (a)			227,462	7,076,343
Ruth’s Chris Steak House, Inc.			132,295	2,431,582
Shuffle Master, Inc. (a)			381,352	10,079,133
Starbucks Corp. (a)			710,000	35,571,000
Station Casinos, Inc.			1,028,700	68,264,532
Texas Roadhouse, Inc. Class A			364,812	5,435,699
The Cheesecake Factory, Inc. (a)			300,136	9,376,249
William Hill PLC			1,906,742	19,615,277
Wynn Resorts Ltd. (a)			304,446	13,745,737
				372,667,925
Household Durables 0.3%
D.R. Horton, Inc.			21,900	793,218
Fortune Brands, Inc.			270,600	22,007,898
Garmin Ltd.			15,700	1,064,931
Harman International Industries, Inc.			25,400	2,597,658
KB Home			149,400	10,936,080
Matsushita Electric Industrial Co. Ltd.			306,000	5,235,660
Technical Olympic USA, Inc.			147,800	3,866,448
Toll Brothers, Inc. (a)			108,700	4,855,629
				51,357,522

	Shares	Value
Internet & Catalog Retail 0.1%
Blue Nile, Inc. (a)	129,400	$ 4,094,216
Coldwater Creek, Inc. (a)	229,800	5,795,556
Expedia, Inc., Delaware (a)	175,000	3,466,750
Stamps.com, Inc. (a)	400	6,884
		13,363,406
Media 0.8%
Citadel Broadcasting Corp. (a)	145,300	1,994,969
Getty Images, Inc. (a)	263,700	22,688,748
Harte Hanks, Inc.	187,500	4,955,625
Interactive Data Corp.	209,700	4,749,705
McGraw Hill Companies, Inc.	236,200	11,347,048
Morningstar, Inc.	52,565	1,682,080
Pearson PLC	441,100	5,129,280
Pixar (a)	348,306	15,503,100
Rogers Communications, Inc. Class B
(non vtg.)	346,800	13,650,067
Sirius Satellite Radio, Inc. (a)	4,299,400	28,161,070
VistaPrint Ltd.	138,500	2,112,125
Vivendi Universal SA sponsored ADR	43,700	1,430,301
XM Satellite Radio Holdings, Inc.
Class A (a)	565,822	20,318,668
		133,722,786
Multiline Retail – 0.4%
Marks & Spencer Group PLC	566,000	3,742,761
Target Corp.	1,070,100	55,570,293
		59,313,054
Specialty Retail 1.7%
Bakers Footwear Group, Inc. (a)	44,400	666,000
Bed Bath & Beyond, Inc. (a)	358,277	14,395,570
Best Buy Co., Inc.	423,850	18,450,191
Charming Shoppes, Inc. (a)	87,400	932,558
Chico’s FAS, Inc. (a)	1,070,300	39,387,040
Circuit City Stores, Inc.	133,300	2,287,428
DSW, Inc. Class A	15,700	332,840
Genesco, Inc. (a)	79,200	2,949,408
Guitar Center, Inc. (a)	21,900	1,209,099
Halfords Group PLC	943,366	4,827,388
Hennes & Mauritz AB (H&M) (B Shares) .	379,275	13,532,164
Inditex SA	146,100	4,289,342
Lowe’s Companies, Inc.	140,700	9,061,080
New York & Co., Inc.	162,400	2,663,360
Office Depot, Inc. (a)	1,050,900	31,211,730
Staples, Inc.	1,903,700	40,586,884
TJX Companies, Inc.	255,600	5,234,688
Urban Outfitters, Inc. (a)	2,081,360	61,191,984
Volcom, Inc.	113,400	3,176,334
Wet Seal, Inc. Class A (a)	280,700	1,263,150
Zumiez, Inc.	45,478	1,483,947
		259,132,185
Textiles, Apparel & Luxury Goods 0.7%
Asics Corp.	648,000	5,507,506

Quarterly Report

145

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Burberry Group PLC	2,284,111	$ 17,411,449
Carter’s, Inc. (a)	70,200	3,987,360
Coach, Inc. (a)	2,064,748	64,750,497
Delta Woodside Industries, Inc. (a)	22,175	18,849
Hartmarx Corp. (a)	130,200	852,810
Phillips Van Heusen Corp.	169,400	5,254,788
Polo Ralph Lauren Corp. Class A	322,600	16,226,780
Quiksilver, Inc. (a)	7,400	106,930
		114,116,969

TOTAL CONSUMER DISCRETIONARY		1,141,334,316

CONSUMER STAPLES 5.1%
Beverages 0.5%
Diageo PLC sponsored ADR	407,300	23,627,473
PepsiCo, Inc.	929,610	52,718,183
		76,345,656
Food & Staples Retailing – 1.3%
Sysco Corp.	798,500	25,048,945
Tesco PLC	2,936,790	16,038,639
United Natural Foods, Inc. (a)	343,252	12,137,391
Wal Mart de Mexico SA de CV Series V	1,371,198	6,978,999
Walgreen Co.	1,331,290	57,844,551
Whole Foods Market, Inc.	590,407	79,380,221
		197,428,746
Food Products – 0.8%
Diamond Foods, Inc.	40,900	699,390
Hershey Co.	519,300	29,241,783
Kellogg Co.	536,100	24,730,293
Nestle SA (Reg.)	53,262	15,598,716
TreeHouse Foods, Inc. (a)	278,100	7,475,328
Wm. Wrigley Jr. Co.	572,700	41,165,676
		118,911,186
Household Products – 0.5%
Colgate Palmolive Co.	703,700	37,148,323
Procter & Gamble Co.	833,900	49,583,694
		86,732,017
Personal Products 2.0%
Avon Products, Inc.	5,439,356	146,862,612
Gillette Co.	2,835,600	165,031,920
Herbalife Ltd.	210,000	6,329,400
		318,223,932

TOTAL CONSUMER STAPLES		797,641,537

	Shares	Value

ENERGY 16.0%
Energy Equipment & Services – 1.6%
Cooper Cameron Corp. (a)	12,900	$ 953,697
Dresser Rand Group, Inc.	55,200	1,359,576
ENSCO International, Inc.	62,500	2,911,875
Fugro NV (Certificaten Van Aandelen)
unit	77,000	2,323,589
Halliburton Co.	1,060,200	72,644,904
Hornbeck Offshore Services, Inc. (a)	151,400	5,545,782
Noble Corp.	86,500	5,921,790
Schlumberger Ltd. (NY Shares)	1,552,800	131,025,264
Smith International, Inc.	936,150	31,183,157
Tenaris SA sponsored ADR	18,600	2,563,824
		256,433,458
Oil, Gas & Consumable Fuels 14.4%
Alon USA Energy, Inc.	11,400	275,310
Alpha Natural Resources, Inc.	43,700	1,312,748
Apache Corp.	645,180	48,530,440
BG Group PLC sponsored ADR	235,100	11,211,919
Bill Barrett Corp.	316,700	11,660,894
Blackrock Ventures, Inc. (a)	2,597,100	23,120,579
BP PLC sponsored ADR	2,391,332	169,425,872
Burlington Resources, Inc.	943,980	76,764,454
Canadian Natural Resources Ltd.	236,000	10,657,148
Canadian Oil Sands Trust unit	70,500	7,789,201
Cheniere Energy, Inc. (a)	12,000	496,320
China Petroleum & Chemical Corp.
sponsored ADR	362,340	16,399,508
CNX Gas Corp. (a)(e)	115,300	2,363,650
CONSOL Energy, Inc.	581,600	44,358,632
Devon Energy Corp.	595,900	40,902,576
EnCana Corp.	10,371,484	605,285,731
Encore Acquisition Co. (a)	508,142	19,741,317
ENI Spa sponsored ADR	34,700	5,139,070
EOG Resources, Inc.	1,162,700	87,086,230
Exxon Mobil Corp.	4,198,200	266,753,628
Foundation Coal Holdings, Inc.	33,900	1,303,455
Highpine Oil & Gas Ltd.	80,700	1,652,039
Imperial Oil Ltd.	145,600	16,782,949
KCS Energy, Inc. (a)	126,800	3,490,804
Mariner Energy, Inc. (a)(e)	527,600	10,552,000
Murphy Oil Corp.	2,522,000	125,772,140
Newfield Exploration Co. (a)	39,000	1,914,900
Noble Energy, Inc.	657,824	30,851,946
Peabody Energy Corp.	502,100	42,352,135
PetroChina Co. Ltd. sponsored ADR	681,500	56,816,655
Petroleo Brasileiro SA Petrobras
sponsored ADR (a)	206,600	14,769,834
Plains Exploration & Production Co. (a) .	82,400	3,528,368
ProEx Energy Ltd. (a)	59,700	922,767
Quicksilver Resources, Inc. (a)	854,400	40,831,776
Range Resources Corp.	202,600	7,822,386
Sasol Ltd.	451,000	17,458,476

Quarterly Report 146

Common Stocks continued

	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Sasol Ltd. sponsored ADR	75,800	$ 2,932,702
Southwestern Energy Co. (a)	80,500	5,908,700
Talisman Energy, Inc.	795,990	38,943,670
Total SA sponsored ADR	759,365	103,136,954
Ultra Petroleum Corp. (a)	302,300	17,194,824
Valero Energy Corp.	1,791,440	202,540,206
XTO Energy, Inc.	907,000	41,105,240
		2,237,860,153

TOTAL ENERGY		2,494,293,611

FINANCIALS 13.8%
Capital Markets 1.4%
Charles Schwab Corp.	2,943,000	42,467,490
E*TRADE Financial Corp. (a)	504,800	8,884,480
Goldman Sachs Group, Inc.	537,100	65,300,618
Janus Capital Group, Inc.	163,800	2,366,910
Lazard Ltd. Class A	161,600	4,088,480
Legg Mason, Inc.	186,000	20,402,340
Lehman Brothers Holdings, Inc.	632,300	73,650,304
		217,160,622
Commercial Banks – 1.0%
Allied Irish Banks PLC	432,100	9,225,335
HDFC Bank Ltd.	317,446	4,948,200
HDFC Bank Ltd. sponsored ADR	26,200	1,341,440
HSBC Holdings PLC sponsored ADR	141,917	11,527,918
M&T Bank Corp.	705,600	74,588,976
Marshall & Ilsley Corp.	96,700	4,207,417
Uniao de Bancos Brasileiros SA
(Unibanco) GDR	230,700	12,134,820
Wells Fargo & Co.	648,000	37,953,360
		155,927,466
Consumer Finance – 1.3%
American Express Co.	1,456,150	83,641,256
SLM Corp.	2,068,700	110,965,068
		194,606,324
Diversified Financial Services – 0.6%
Archipelago Holdings, Inc. (a)	53,631	2,137,195
Brascan Corp. Class A (ltd. vtg.)	275,400	12,824,837
Chicago Mercantile Exchange Holdings,
Inc. Class A	33,600	11,333,280
Moody’s Corp.	1,349,600	68,937,568
		95,232,880
Insurance – 7.8%
ACE Ltd.	358,700	16,884,009
AFLAC, Inc.	469,900	21,286,470
Allstate Corp.	2,399,400	132,662,826
American International Group, Inc.	2,246,014	139,163,027

		Shares	Value
Arch Capital Group Ltd. (a)		25,600	$ 1,269,504
Assurant, Inc.		924,950	35,203,597
Axis Capital Holdings Ltd.		1,061,800	30,271,918
Berkshire Hathaway, Inc. Class A (a)		3,911	320,702,000
Brit Insurance Holdings PLC		3,985,600	5,942,708
Endurance Specialty Holdings Ltd.		290,000	9,891,900
Everest Re Group Ltd.		950,080	93,012,832
Fidelity National Financial, Inc.		170,300	7,581,756
Genworth Financial, Inc. Class A
(non vtg.)		297,800	9,601,072
HCC Insurance Holdings, Inc.		87,550	2,497,802
IPC Holdings Ltd.		127,100	4,149,815
Loews Corp.		121,400	11,218,574
Markel Corp. (a)		18,550	6,130,775
Mercury General Corp.		251,400	15,081,486
MetLife, Inc.		1,385,900	69,059,397
MetLife, Inc. unit		909,684	25,534,830
Montpelier Re Holdings Ltd.		1,195,000	29,695,750
PartnerRe Ltd.		216,000	13,834,800
Platinum Underwriters Holdings Ltd.		131,700	3,936,513
Progressive Corp.		391,300	40,996,501
Prudential Financial, Inc.		624,100	42,164,196
RenaissanceRe Holdings Ltd.		452,465	19,786,294
StanCorp Financial Group, Inc.		108,600	9,144,120
The Chubb Corp.		323,100	28,933,605
The St. Paul Travelers Companies, Inc.		549,700	24,665,039
W.R. Berkley Corp.		776,075	30,639,441
White Mountains Insurance Group Ltd.	.	35,067	21,180,468
			1,222,123,025
Real Estate 0.9%
CB Richard Ellis Group, Inc. Class A (a)	.	746,900	36,747,480
CBL & Associates Properties, Inc.		436,642	17,897,956
Equity Office Properties Trust		554,700	18,144,237
Equity Residential (SBI)		274,000	10,370,900
General Growth Properties, Inc.		300,000	13,479,000
Global Signal, Inc.		218,400	9,771,216
KKR Financial Corp. (e)		169,200	3,763,008
Mitsui Fudosan Co. Ltd.		348,000	5,270,202
Vornado Realty Trust		295,200	25,570,224
			141,014,223
Thrifts & Mortgage Finance – 0.8%
Golden West Financial Corp., Delaware		1,922,400	114,171,336
Hudson City Bancorp, Inc.		250,000	2,975,000
			117,146,336

TOTAL FINANCIALS			2,143,210,876

HEALTH CARE 14.0%
Biotechnology – 3.8%
Affymetrix, Inc. (a)		54,700	2,528,781
Amgen, Inc. (a)		407,800	32,489,426

Quarterly Report

147

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

HEALTH CARE continued
Biotechnology – continued
Amylin Pharmaceuticals, Inc. (a)	260,200	$ 9,052,358
Anadys Pharmaceuticals, Inc. (a)	312,200	3,331,174
Celgene Corp. (a)	332,400	18,055,968
Genentech, Inc. (a)	5,003,600	421,353,156
Genzyme Corp. (a)	237,200	16,993,008
Gilead Sciences, Inc. (a)	960,300	46,824,228
Idenix Pharmaceuticals, Inc. (a)	275,700	6,920,070
Invitrogen Corp. (a)	91,100	6,853,453
Keryx Biopharmaceuticals, Inc. (a)	157,200	2,477,472
MannKind Corp. (a)	603,741	8,265,215
MannKind Corp. warrants 8/3/10 (a)(g)	86,731	714,187
MedImmune, Inc. (a)	198,200	6,669,430
Neurocrine Biosciences, Inc. (a)	2,200	108,218
Protein Design Labs, Inc. (a)	120	3,360
Seattle Genetics, Inc. (a)	712,300	3,739,575
Seracare Life Sciences, Inc. (a)	37,300	662,448
Techne Corp. (a)	149,979	8,545,803
ViaCell, Inc.	196,800	1,141,440
		596,728,770
Health Care Equipment & Supplies 4.0%
Advanced Neuromodulation Systems,
Inc. (a)	536,850	25,478,901
Alcon, Inc.	822,500	105,181,300
American Medical Systems Holdings,
Inc. (a)	221,300	4,459,195
Arthrocare Corp. (a)	43,900	1,765,658
Aspect Medical Systems, Inc. (a)	60,400	1,789,652
Bausch & Lomb, Inc.	54,400	4,388,992
C.R. Bard, Inc.	574,500	37,934,235
China Medical Technologies, Inc.
sponsored ADR	98,900	2,176,789
Dade Behring Holdings, Inc.	75,500	2,767,830
DENTSPLY International, Inc.	1,396,762	75,453,083
ev3, Inc.	16,800	315,000
Fisher Scientific International, Inc. (a)	193,147	11,984,771
Foxhollow Technologies, Inc.	308,000	14,663,880
Gen Probe, Inc. (a)	610,900	30,209,005
Given Imaging Ltd. (a)	16,100	388,815
Hologic, Inc. (a)	26,300	1,518,825
Hospira, Inc. (a)	187,400	7,677,778
IDEXX Laboratories, Inc. (a)	61,870	4,137,866
Intuitive Surgical, Inc. (a)	683,430	50,088,585
Kinetic Concepts, Inc. (a)	312,700	17,761,360
Kyphon, Inc. (a)	631,700	27,756,898
LifeCell Corp. (a)	8,000	173,040
Medtronic, Inc.	580,740	31,139,279
Mentor Corp.	186,400	10,253,864
Millipore Corp. (a)	21,900	1,377,291
NeuroMetrix, Inc. (a)	87,600	2,607,852
Nobel Biocare Holding AG (Switzerland)	57,583	13,571,451

	Shares	Value
NuVasive, Inc. (a)	190,237	$ 3,565,041
ResMed, Inc. (a)	78,300	6,236,595
Respironics, Inc. (a)	65,700	2,771,226
St. Jude Medical, Inc. (a)	1,701,852	79,646,674
Stryker Corp.	89,000	4,399,270
Sybron Dental Specialties, Inc. (a)	32,200	1,338,876
Syneron Medical Ltd. (a)	72,800	2,660,112
Synthes, Inc.	180,796	21,151,777
Waters Corp. (a)	200,548	8,342,797
		617,133,563
Health Care Providers & Services 3.9%
Aetna, Inc.	2,216,500	190,929,310
American Healthways, Inc. (a)	319,600	13,551,040
Caremark Rx, Inc. (a)	611,700	30,542,181
Express Scripts, Inc. (a)	43,800	2,724,360
Health Net, Inc. (a)	165,000	7,807,800
Matria Healthcare, Inc. (a)	23,250	877,688
Merge Technologies, Inc. (a)	350,000	5,981,500
Patterson Companies, Inc. (a)	3,502,704	140,213,241
UnitedHealth Group, Inc.	2,917,260	163,950,012
VCA Antech, Inc. (a)	226,800	5,787,936
WebMD Corp. (a)	91,597	1,014,895
WebMD Health Corp. Class A	28,300	697,567
WellPoint, Inc. (a)	562,100	42,618,422
		606,695,952
Pharmaceuticals 2.3%
Adams Respiratory Therapeutics, Inc.	34,100	1,101,089
Barr Pharmaceuticals, Inc. (a)	27,400	1,504,808
Endo Pharmaceuticals Holdings, Inc. (a) .	38,900	1,037,463
IVAX Corp. (a)	270,200	7,122,472
Johnson & Johnson	418,750	26,498,500
Kos Pharmaceuticals, Inc. (a)	128,800	8,620,584
New River Pharmaceuticals, Inc. (a)	24,300	1,164,942
Novartis AG sponsored ADR	768,400	39,188,400
Novo Nordisk AS Series B	390,537	19,315,605
Pfizer, Inc.	265	6,617
Roche Holding AG (participation
certificate)	1,307,988	181,729,574
Salix Pharmaceuticals Ltd. (a)	98,300	2,088,875
Sanofi Aventis sponsored ADR	284,600	11,825,130
Schering Plough Corp.	2,390,400	50,317,920
Teva Pharmaceutical Industries Ltd.
sponsored ADR	273,600	9,143,712
		360,665,691

TOTAL HEALTH CARE		2,181,223,976

INDUSTRIALS – 8.5%
Aerospace & Defense – 0.9%
L 3 Communications Holdings, Inc.	221,200	17,490,284
Lockheed Martin Corp.	1,188,735	72,560,384
Precision Castparts Corp.	466,472	24,769,663

Quarterly Report 148

Common Stocks continued

	Shares	Value

INDUSTRIALS – continued
Aerospace & Defense – continued
Rockwell Collins, Inc.	90,500	$ 4,372,960
United Technologies Corp.	233,500	12,104,640
		131,297,931
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	1,348,987	86,497,046
UTI Worldwide, Inc.	36,200	2,812,740
		89,309,786
Airlines – 0.4%
Republic Airways Holdings, Inc. (a)	339,400	4,856,814
Ryanair Holdings PLC sponsored ADR (a)	1,322,551	60,215,747
Southwest Airlines Co.	146,400	2,174,040
		67,246,601
Commercial Services & Supplies 0.6%
ACCO Brands Corp. (a)	79,482	2,242,982
Advisory Board Co. (a)	55,700	2,898,628
Aramark Corp. Class B	1,042,250	27,838,498
Corporate Executive Board Co.	68,400	5,333,832
Equifax, Inc.	182,600	6,380,044
Herman Miller, Inc.	76,517	2,318,465
HNI Corp.	33,000	1,987,260
PHH Corp. (a)	133,200	3,657,672
Resources Connection, Inc. (a)	769,800	22,809,174
Robert Half International, Inc.	468,100	16,659,679
		92,126,234
Construction & Engineering – 0.3%
Jacobs Engineering Group, Inc. (a)	508,120	34,247,288
URS Corp. (a)	203,600	8,223,404
		42,470,692
Electrical Equipment 0.7%
American Power Conversion Corp.	479,000	12,406,100
Cooper Industries Ltd. Class A	916,800	63,387,552
Energy Conversion Devices, Inc. (a)	264,300	11,861,784
Motech Industries, Inc.	799,515	11,443,842
NEOMAX Co. Ltd.	202,000	5,770,610
Roper Industries, Inc.	166,500	6,541,785
Ultralife Batteries, Inc. (a)	306,920	3,965,406
		115,377,079
Industrial Conglomerates 1.5%
3M Co.	2,792,520	204,859,267
Hutchison Whampoa Ltd.	2,107,000	21,796,973
Siemens AG sponsored ADR	34,800	2,691,084
		229,347,324
Machinery – 2.8%
A.S.V., Inc. (a)	326,328	7,391,329
Accuride Corp.	225,600	3,115,536
Bucyrus International, Inc. Class A	244,100	11,992,633
Caterpillar, Inc.	989,900	58,156,625
Cummins, Inc.	429,400	37,782,906

	Shares	Value
Danaher Corp.	2,958,660	$ 159,264,668
IDEX Corp.	377,800	16,075,390
Joy Global, Inc.	742,602	37,471,697
PACCAR, Inc.	1,167,844	79,284,929
Timken Co.	79,400	2,352,622
Trinity Industries, Inc.	65,500	2,652,095
Volvo AB sponsored ADR	522,100	22,786,010
		438,326,440
Marine – 0.0%
Navios Maritime Holdings, Inc. unit (a) .	142,250	1,194,900
Road & Rail 0.5%
Canadian National Railway Co.	444,400	31,535,352
CSX Corp.	60,200	2,798,096
Heartland Express, Inc.	458,968	9,335,409
Knight Transportation, Inc.	373,120	9,089,203
Landstar System, Inc.	708,394	28,357,012
		81,115,072
Trading Companies & Distributors – 0.2%
Fastenal Co.	166,212	10,153,891
Mitsui & Co. Ltd.	1,162,000	14,649,227
UAP Holding Corp.	383,968	6,949,821
		31,752,939

TOTAL INDUSTRIALS		1,319,564,998

INFORMATION TECHNOLOGY 16.0%
Communications Equipment – 1.5%
Comverse Technology, Inc. (a)	940,700	24,712,189
Corning, Inc. (a)	818,800	15,827,404
ECI Telecom Ltd. (a)	507,500	4,237,625
Foxconn International Holdings Ltd.	3,533,000	3,825,688
Harris Corp.	601,900	25,159,420
Ixia (a)	355,500	5,229,405
Motorola, Inc.	2,076,700	45,874,303
Nokia Corp. sponsored ADR	627,600	10,612,716
Nortel Networks Corp. (a)	1,533,000	4,997,580
QUALCOMM, Inc.	1,524,500	68,221,375
Research In Motion Ltd. (a)	229,800	15,674,471
SiRF Technology Holdings, Inc. (a)	326,300	9,831,419
Sonus Networks, Inc. (a)	218,500	1,267,300
		235,470,895
Computers & Peripherals 2.3%
Apple Computer, Inc. (a)	3,296,463	176,723,381
Dell, Inc. (a)	697,005	23,837,571
EMC Corp. (a)	784,200	10,147,548
Hewlett Packard Co.	3,375,300	98,558,760
Logitech International SA sponsored
ADR (a)	212,800	8,671,600
Network Appliance, Inc. (a)	525,400	12,472,996
SanDisk Corp. (a)	472,769	22,811,104
		353,222,960

Quarterly Report

149

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	129,000	$ 4,224,750
Amphenol Corp. Class A	502,200	20,258,748
Cogent, Inc.	239,820	5,695,725
FLIR Systems, Inc. (a)	1,548,700	45,810,546
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	6,808,113	31,696,177
Hoya Corp.	43,800	1,464,974
Hoya Corp. New	131,400	4,499,841
Itron, Inc. (a)	26,300	1,200,858
Nidec Corp.	18,600	1,113,862
Nidec Corp. New	18,600	1,100,660
		117,066,141
Internet Software & Services 4.3%
Akamai Technologies, Inc. (a)	1,375,983	21,946,929
Equinix, Inc. (a)	78,237	3,258,571
Google, Inc. Class A (sub. vtg.) (a)	1,303,743	412,582,510
iVillage, Inc. (a)	323,175	2,346,251
Marchex, Inc. Class B (a)	87,082	1,442,078
NetEase.com, Inc. sponsored ADR (a)	60,200	5,418,602
Openwave Systems, Inc. (a)	217,527	3,911,135
PlanetOut, Inc.	29,500	248,980
ValueClick, Inc. (a)	65,600	1,121,104
Websense, Inc. (a)	37,167	1,903,322
WebSideStory, Inc.	96,200	1,704,664
Yahoo!, Inc. (a)	6,457,986	218,538,246
		674,422,392
IT Services 1.6%
Alliance Data Systems Corp. (a)	149,900	5,868,585
Anteon International Corp. (a)	439,200	18,780,192
Certegy, Inc.	21,000	840,420
Cognizant Technology Solutions Corp.
Class A (a)	1,325,112	61,736,968
Fiserv, Inc. (a)	259,600	11,907,852
Global Payments, Inc.	232,300	18,054,356
Infosys Technologies Ltd. sponsored ADR	979,300	72,742,404
Paychex, Inc.	71,300	2,643,804
SRA International, Inc. Class A (a)	1,209,800	42,923,704
Telvent GIT SA	4,900	53,851
VeriFone Holdings, Inc.	421,000	8,466,310
Wright Express Corp.	180,400	3,894,836
		247,913,282
Office Electronics – 0.0%
Canon, Inc.	49,700	2,696,722
Semiconductors & Semiconductor Equipment – 3.6%
Advanced Analogic Technologies, Inc. .	146,100	1,634,859
Advanced Micro Devices, Inc. (a)	186,100	4,689,720
Analog Devices, Inc.	197,800	7,346,292
Broadcom Corp. Class A (a)	812,000	38,090,920
Hittite Microwave Corp.	46,873	949,178
International Rectifier Corp. (a)	103,400	4,661,272

	Shares	Value
Marvell Technology Group Ltd. (a)	5,544,900	$ 255,675,339
MediaTek, Inc.	233,200	2,199,503
MEMC Electronic Materials, Inc. (a)	109,400	2,493,226
Microchip Technology, Inc.	180,880	5,448,106
National Semiconductor Corp.	114,600	3,013,980
NVIDIA Corp. (a)	608,100	20,845,668
Samsung Electronics Co. Ltd.	372,028	209,633,330
Trident Microsystems, Inc. (a)	43,800	1,393,278
		558,074,671
Software 1.9%
Activision, Inc. (a)	1,961,085	40,104,188
Adobe Systems, Inc.	1,177,476	35,147,659
Altiris, Inc. (a)	761,839	11,648,518
Autodesk, Inc. (a)	774,322	35,959,514
Blackbaud, Inc.	76,700	1,086,839
Check Point Software Technologies
Ltd. (a)	44,100	1,072,512
Cognos, Inc. (a)	128,550	4,972,384
FileNET Corp. (a)	514,259	14,347,826
Intuit, Inc. (a)	347,782	15,584,111
Kronos, Inc. (a)	36,874	1,646,055
McAfee, Inc. (a)	544,700	17,114,474
MICROS Systems, Inc. (a)	32,895	1,439,156
Microsoft Corp.	312,000	8,027,760
NAVTEQ Corp. (a)	759,300	37,927,035
NCsoft Corp. (a)	122,420	10,077,503
NDS Group PLC sponsored ADR (a)	75,100	2,789,965
Quality Systems, Inc.	101,847	7,036,609
Red Hat, Inc. (a)	266,774	5,652,941
Salesforce.com, Inc. (a)	712,200	16,466,064
SAP AG sponsored ADR	154,200	6,681,486
Symantec Corp. (a)	752,498	17,051,605
THQ, Inc. (a)	117,300	2,500,836
Ubisoft Entertainment SA (a)	81,343	4,243,309
		298,578,349

TOTAL INFORMATION TECHNOLOGY		2,487,445,412

MATERIALS 7.6%
Chemicals 1.3%
Agrium, Inc.	420,700	9,256,413
Airgas, Inc.	131,400	3,893,382
Bayer AG	201,000	7,396,799
Celanese Corp. Class A	805,000	13,886,250
Chemtura Corp.	1,750,074	21,735,919
Ecolab, Inc.	1,696,800	54,178,824
Nalco Holding Co.	596,200	10,057,894
Potash Corp. of Saskatchewan	377,500	35,178,350
Praxair, Inc.	1,099,300	52,689,449
		208,273,280

Quarterly Report

150

Common Stocks continued
	Shares	Value

MATERIALS – continued
Construction Materials – 0.4%
Cemex SA de CV sponsored ADR	60,700	$ 3,174,610
Eagle Materials, Inc.	168,100	20,402,297
Florida Rock Industries, Inc.	157,950	10,123,016
Headwaters, Inc. (a)	151,000	5,647,400
Lafarge North America, Inc.	175	11,832
Lafarge SA (Bearer)	69,797	6,142,464
Rinker Group Ltd.	1,642,865	20,774,958
Vulcan Materials Co.	43,800	3,250,398
		69,526,975
Containers & Packaging – 0.2%
Owens Illinois, Inc. (a)	1,303,184	26,871,654
Peak International Ltd. (a)	200,000	606,000
		27,477,654
Metals & Mining – 5.7%
Aber Diamond Corp.	493,850	18,053,178
African Platinum PLC (a)	2,846,890	1,205,635
Anglo American PLC ADR	1,440,672	43,508,294
Bema Gold Corp. (a)	2,991,100	8,027,036
BHP Billiton Ltd. sponsored ADR	3,430,870	117,267,137
Carpenter Technology Corp.	97,800	5,732,058
Companhia Vale do Rio Doce sponsored
ADR	1,015,900	44,557,374
Compania de Minas Buenaventura SA
sponsored ADR	523,600	16,257,780
Compass Minerals International, Inc.	430,100	9,892,300
Eldorado Gold Corp. (a)	1,844,900	6,522,053
Falconbridge Ltd.	187,700	5,016,204
First Quantum Minerals Ltd.	457,700	11,909,019
Fording Canadian Coal Trust	91,800	3,914,094
Freeport McMoRan Copper & Gold, Inc.
Class B	476,134	23,135,351
Gabriel Resources Ltd. (a)	2,318,900	4,627,428
Gerdau SA sponsored ADR	948,250	14,157,373
Glamis Gold Ltd. (a)	2,368,700	51,954,111
Goldcorp, Inc.	4,268,666	85,549,559
IPSCO, Inc.	660,600	46,968,171
Ivanhoe Mines Ltd. (a)	1,355,700	11,427,714
Lionore Mining International Ltd. (a)	1,329,000	6,458,670
Meridian Gold, Inc. (a)	98,300	2,143,390
Newcrest Mining Ltd.	644,400	10,311,332
Newmont Mining Corp.	2,785,951	131,413,309
Nucor Corp.	393,600	23,218,464
Phelps Dodge Corp.	101,800	13,226,874
POSCO sponsored ADR	699,400	39,558,064
Rio Tinto PLC (Reg.)	2,021,575	83,036,194
Sherritt International Corp.	241,000	2,269,869
Shore Gold, Inc. (a)	329,800	1,900,619

	Shares	Value
Southern Peru Copper Corp.	91,900	$ 5,142,724
Teck Cominco Ltd. Class B (sub. vtg.)	581,200	26,070,514
Xstrata PLC	392,900	10,184,455
		884,616,347

TOTAL MATERIALS		1,189,894,256

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services – 0.0%
Cable & Wireless PLC sponsored ADR	12,000	90,240
NeuStar, Inc. Class A	94,500	3,023,055
		3,113,295
Wireless Telecommunication Services – 3.4%
ALLTEL Corp.	105,111	6,843,777
America Movil SA de CV Series L
sponsored ADR	7,701,700	202,708,744
American Tower Corp. Class A (a)	1,055,580	26,336,721
Bharti Televentures Ltd. (a)	196,888	1,581,599
China Mobile (Hong Kong) Ltd.
sponsored ADR	352,100	8,675,744
Crown Castle International Corp. (a)	27,600	679,788
MTN Group Ltd.	177,200	1,467,430
Nextel Partners, Inc. Class A (a)	2,676,000	67,167,600
NII Holdings, Inc. (a)	1,092,153	92,232,321
Sprint Nextel Corp.	2,996,291	71,251,800
Turkcell Iletisim Hizmet AS sponsored
ADR	174,800	2,386,020
Vodafone Group PLC sponsored ADR	1,970,100	51,163,497
		532,495,041

TOTAL TELECOMMUNICATION SERVICES		535,608,336

UTILITIES 0.7%
Electric Utilities – 0.1%
Companhia Energetica de Minas Gerais
(CEMIG) (PN) sponsored ADR
(non vtg.)	18,100	689,248
Entergy Corp.	132,835	9,872,297
Exelon Corp.	211,285	11,291,070
		21,852,615
Gas Utilities 0.3%
Questar Corp.	244,100	21,510,092
Southern Union Co.	753,777	19,424,833
Xinao Gas Holdings Ltd.	1,262,000	992,375
		41,927,300
Independent Power Producers & Energy Traders 0.2%
AES Corp. (a)	540,000	8,872,200
NRG Energy, Inc. (a)	192,700	8,209,020
TXU Corp.	180,100	20,329,688
		37,410,908
Multi-Utilities – 0.1%
PG&E Corp.	197,800	7,763,650

Quarterly Report

151

Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value

UTILITIES – continued
Water Utilities – 0.0%
Companhia de Saneamento Basico do
Estado de Sao Paulo (SABESP)
sponsored ADR (a)	65,200	$ 1,133,176
TOTAL UTILITIES		110,087,649

TOTAL COMMON STOCKS
(Cost $9,622,678,706)	14,400,304,967

Corporate Bonds 0.1%
	Principal
	Amount (d)
Convertible Bonds 0.1%

HEALTH CARE 0.1%
Biotechnology – 0.1%
Protein Design Labs, Inc. 2%
2/15/12 (e)	$ 8,340,000	11,120,056
Nonconvertible Bonds – 0.0%

INDUSTRIALS – 0.0%
Machinery – 0.0%
Rexnord Corp. 10.125%
12/15/12	1,675,000	1,825,750
TELECOMMUNICATION SERVICES	0.0%
Diversified Telecommunication Services – 0.0%
Cable & Wireless International
Finance 8.625% 3/25/19	GBP 2,740,000	5,325,606

TOTAL NONCONVERTIBLE BONDS		7,151,356

TOTAL CORPORATE BONDS
(Cost $15,546,367)		18,271,412

U.S. Treasury Obligations 0.6%
U.S. Treasury Notes:
4.25% 8/15/14	29,700,000	29,514,375
4.75% 5/15/14	52,600,000	54,190,308
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $83,655,788)		83,704,683

Floating Rate Loans 0.0%
CONSUMER DISCRETIONARY	0.0%
Media 0.0%
Charter Communications Operating
LLC Tranche B, term loan 6.93%
4/7/11 (f)	2,166,324	2,177,156
TOTAL FLOATING RATE LOANS
(Cost $2,130,538)		2,177,156

Money Market Funds 8.1%
	Shares	Value
Fidelity Cash Central Fund, 3.82% (b) 1,132,850,262		$1,132,850,262
Fidelity Securities Lending Cash
Central Fund, 3.84% (b)(c)	128,976,258	128,976,258

TOTAL MONEY MARKET FUNDS
(Cost $1,261,826,520)	1,261,826,520

TOTAL INVESTMENT PORTFOLIO	101.2%
(Cost $10,985,837,919)	15,766,284,738

NET OTHER ASSETS (1.2)%		(182,421,754)
NET ASSETS 100%	$15,583,862,984

Currency Abbreviation

GBP — British pound

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,798,714 or 0.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$714,187 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$2,168

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $11,003,700,094. Net unrealized appreciation aggregated $4,762,584,644, of which $4,859,365,804 related to appreciated investment securities and $96,781,160 related to depreciated investment securities.

Quarterly Report 152

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

153 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Index 500 Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.2%
	Shares	Value

CONSUMER DISCRETIONARY 10.5%
Auto Components – 0.2%
Cooper Tire & Rubber Co.	15,294	$233,539
Dana Corp.	37,555	353,393
Delphi Corp. (a)	140,207	386,971
Goodyear Tire & Rubber Co. (a)	43,973	685,539
Johnson Controls, Inc.	48,084	2,983,612
Visteon Corp.	32,135	314,280
		4,957,334
Automobiles – 0.4%
Ford Motor Co.	462,777	4,562,981
General Motors Corp.	141,228	4,322,989
Harley Davidson, Inc.	68,531	3,319,642
		12,205,612
Distributors 0.1%
Genuine Parts Co.	43,470	1,864,863
Diversified Consumer Services 0.2%
Apollo Group, Inc. Class A (a)	36,523	2,424,762
H&R Block, Inc.	81,074	1,944,155
		4,368,917
Hotels, Restaurants & Leisure 1.4%
Carnival Corp. unit	107,786	5,387,144
Darden Restaurants, Inc.	33,548	1,018,853
Harrah’s Entertainment, Inc.	45,854	2,989,222
Hilton Hotels Corp.	81,822	1,826,267
International Game Technology	85,178	2,299,806
Marriott International, Inc. Class A	42,756	2,693,628
McDonald’s Corp.	312,185	10,455,076
Starbucks Corp. (a)	95,958	4,807,496
Starwood Hotels & Resorts Worldwide,
Inc. unit	54,364	3,107,990
Wendy’s International, Inc.	28,851	1,302,623
Yum! Brands, Inc.	71,279	3,450,616
		39,338,721
Household Durables 0.6%
Black & Decker Corp.	20,094	1,649,516
Centex Corp.	32,051	2,069,854
D.R. Horton, Inc.	67,982	2,462,308
Fortune Brands, Inc.	36,456	2,964,966
KB Home	19,370	1,417,884
Leggett & Platt, Inc.	47,097	951,359
Maytag Corp.	19,944	364,177
Newell Rubbermaid, Inc.	68,753	1,557,255
Pulte Homes, Inc.	53,576	2,299,482
Snap On, Inc.	14,439	521,537
The Stanley Works	18,132	846,402
Whirlpool Corp.	16,682	1,263,995
		18,368,735
Internet & Catalog Retail 0.4%
eBay, Inc. (a)	277,257	11,422,988

	Shares	Value
Leisure Equipment & Products 0.2%
Brunswick Corp.	24,295	$916,650
Eastman Kodak Co.	71,725	1,745,069
Hasbro, Inc.	44,703	878,414
Mattel, Inc.	100,820	1,681,678
		5,221,811
Media 3.4%
Clear Channel Communications, Inc.	135,518	4,457,187
Comcast Corp. Class A (a)	548,418	16,112,521
Dow Jones & Co., Inc.	14,692	561,087
Gannett Co., Inc.	60,941	4,194,569
Interpublic Group of Companies, Inc. (a)	105,612	1,229,324
Knight Ridder, Inc.	17,331	1,016,983
McGraw Hill Companies, Inc.	93,352	4,484,630
Meredith Corp.	10,469	522,298
News Corp. Class A	611,777	9,537,603
Omnicom Group, Inc.	45,479	3,803,409
The New York Times Co. Class A	36,281	1,079,360
Time Warner, Inc.	1,172,311	21,230,552
Tribune Co.	66,217	2,244,094
Univision Communications, Inc. Class A (a)	57,490	1,525,210
Viacom, Inc. Class B (non vtg.)	395,909	13,068,956
Walt Disney Co.	502,008	12,113,453
		97,181,236
Multiline Retail – 1.1%
Big Lots, Inc. (a)	28,430	312,446
Dillard’s, Inc. Class A	16,077	335,688
Dollar General Corp.	80,164	1,470,208
Family Dollar Stores, Inc.	41,181	818,266
Federated Department Stores, Inc.	66,216	4,427,864
JCPenney Co., Inc.	62,536	2,965,457
Kohl’s Corp. (a)	86,077	4,319,344
Nordstrom, Inc.	55,295	1,897,724
Sears Holdings Corp. (a)	25,525	3,175,821
Target Corp.	220,934	11,473,103
		31,195,921
Specialty Retail 2.1%
AutoNation, Inc. (a)	45,033	899,309
AutoZone, Inc. (a)	13,888	1,156,176
Bed Bath & Beyond, Inc. (a)	73,857	2,967,574
Best Buy Co., Inc.	101,095	4,400,665
Circuit City Stores, Inc.	41,082	704,967
Gap, Inc.	144,720	2,522,470
Home Depot, Inc.	534,522	20,386,669
Limited Brands, Inc.	87,194	1,781,373
Lowe’s Companies, Inc.	194,711	12,539,388
Office Depot, Inc. (a)	79,005	2,346,449
OfficeMax, Inc.	17,662	559,356
RadioShack Corp.	33,536	831,693
Sherwin Williams Co.	28,430	1,252,910
Staples, Inc.	183,523	3,912,710

155 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Tiffany & Co., Inc.	35,571	$1,414,659
TJX Companies, Inc.	116,359	2,383,032
		60,059,400
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. (a)	94,929	2,976,973
Jones Apparel Group, Inc	29,568	842,688
Liz Claiborne, Inc.	26,801	1,053,815
NIKE, Inc. Class B	47,701	3,896,218
Reebok International Ltd.	13,128	742,651
VF Corp.	22,307	1,293,137
		10,805,482

TOTAL CONSUMER DISCRETIONARY		296,991,020

CONSUMER STAPLES 9.5%
Beverages 2.1%
Anheuser Busch Companies, Inc.	193,991	8,349,373
Brown Forman Corp. Class B (non vtg.) .	20,721	1,233,728
Coca Cola Enterprises, Inc.	75,273	1,467,824
Constellation Brands, Inc. Class A
(sub. vtg.) (a)	48,944	1,272,544
Molson Coors Brewing Co. Class B	14,287	914,511
Pepsi Bottling Group, Inc.	34,674	989,943
PepsiCo, Inc.	417,020	23,649,204
The Coca Cola Co.	518,552	22,396,261
		60,273,388
Food & Staples Retailing – 2.3%
Albertsons, Inc.	92,004	2,359,903
Costco Wholesale Corp.	119,673	5,156,710
CVS Corp.	203,013	5,889,407
Kroger Co. (a)	180,807	3,722,816
Safeway, Inc.	112,058	2,868,685
SUPERVALU, Inc.	33,937	1,056,119
Sysco Corp.	158,095	4,959,440
Wal Mart Stores, Inc.	623,750	27,332,725
Walgreen Co.	255,331	11,094,132
		64,439,937
Food Products – 1.1%
Archer Daniels Midland Co.	162,462	4,006,313
Campbell Soup Co.	46,190	1,374,153
ConAgra Foods, Inc.	129,338	3,201,116
General Mills, Inc.	91,410	4,405,962
H.J. Heinz Co.	85,124	3,110,431
Hershey Co.	45,842	2,581,363
Kellogg Co.	63,975	2,951,167
McCormick & Co., Inc. (non vtg.)	33,438	1,091,082
Sara Lee Corp.	195,933	3,712,930
Tyson Foods, Inc. Class A	62,771	1,133,017
Wm. Wrigley Jr. Co.	44,894	3,226,981
		30,794,515

	Shares	Value
Household Products – 1.9%
Clorox Co.	37,889	$2,104,355
Colgate Palmolive Co.	129,720	6,847,919
Kimberly Clark Corp.	118,949	7,081,034
Procter & Gamble Co.	639,005	37,995,237
		54,028,545
Personal Products 0.6%
Alberto Culver Co.	18,830	842,643
Avon Products, Inc.	117,570	3,174,390
Gillette Co.	224,558	13,069,276
		17,086,309
Tobacco – 1.5%
Altria Group, Inc.	518,310	38,204,630
Reynolds American, Inc.	21,348	1,772,311
UST, Inc.	41,049	1,718,311
		41,695,252

TOTAL CONSUMER STAPLES		268,317,946

ENERGY 10.1%
Energy Equipment & Services – 1.6%
Baker Hughes, Inc.	85,080	5,077,574
BJ Services Co.	80,502	2,897,267
Halliburton Co.	126,943	8,698,134
Nabors Industries Ltd. (a)	39,325	2,824,715
National Oilwell Varco, Inc. (a)	43,304	2,849,403
Noble Corp.	34,142	2,337,361
Rowan Companies, Inc.	27,200	965,328
Schlumberger Ltd. (NY Shares)	146,921	12,397,194
Transocean, Inc. (a)	82,107	5,033,980
Weatherford International Ltd. (a)	34,564	2,373,164
		45,454,120
Oil, Gas & Consumable Fuels 8.5%
Amerada Hess Corp.	19,950	2,743,125
Anadarko Petroleum Corp	59,024	5,651,548
Apache Corp.	82,126	6,177,518
Burlington Resources, Inc.	95,162	7,738,574
Chevron Corp.	562,391	36,403,569
ConocoPhillips	347,626	24,302,534
Devon Energy Corp.	113,186	7,769,087
El Paso Corp.	164,656	2,288,718
EOG Resources, Inc.	59,963	4,491,229
Exxon Mobil Corp.	1,574,630	100,051,984
Kerr McGee Corp.	28,810	2,797,739
Kinder Morgan, Inc.	23,861	2,294,474
Marathon Oil Corp.	91,407	6,300,685
Murphy Oil Corp.	40,992	2,044,271
Occidental Petroleum Corp.	99,845	8,529,758
Sunoco, Inc.	34,112	2,667,558
Valero Energy Corp.	76,319	8,628,626

Quarterly Report

156

Common Stocks continued

	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Williams Companies, Inc.	142,895	$3,579,520
XTO Energy, Inc.	90,224	4,088,952
		238,549,469

TOTAL ENERGY		284,003,589

FINANCIALS 19.7%
Capital Markets 2.9%
Bank of New York Co., Inc.	194,403	5,717,392
Bear Stearns Companies, Inc.	28,091	3,082,987
Charles Schwab Corp.	259,542	3,745,191
E*TRADE Financial Corp. (a)	92,551	1,628,898
Federated Investors, Inc. Class B
(non vtg.)	21,156	703,014
Franklin Resources, Inc.	37,074	3,112,733
Goldman Sachs Group, Inc.	116,125	14,118,478
Janus Capital Group, Inc.	55,664	804,345
Lehman Brothers Holdings, Inc.	67,963	7,916,330
Mellon Financial Corp.	104,431	3,338,659
Merrill Lynch & Co., Inc.	231,344	14,192,954
Morgan Stanley	271,244	14,630,901
Northern Trust Corp.	46,353	2,343,144
State Street Corp.	82,635	4,042,504
T. Rowe Price Group, Inc.	32,411	2,116,438
		81,493,968
Commercial Banks – 5.3%
AmSouth Bancorp.	87,517	2,210,679
Bank of America Corp.	1,003,429	42,244,361
BB&T Corp.	136,735	5,339,502
Comerica, Inc.	41,774	2,460,489
Compass Bancshares, Inc.	31,056	1,423,296
Fifth Third Bancorp	138,887	5,101,320
First Horizon National Corp.	31,245	1,135,756
Huntington Bancshares, Inc.	57,644	1,295,261
KeyCorp	102,220	3,296,595
M&T Bank Corp.	20,177	2,132,911
Marshall & Ilsley Corp.	51,744	2,251,381
National City Corp.	142,019	4,749,115
North Fork Bancorp, Inc., New York	119,476	3,046,638
PNC Financial Services Group, Inc.	72,613	4,213,006
Regions Financial Corp. New	115,003	3,578,893
SunTrust Banks, Inc.	90,539	6,287,934
Synovus Financial Corp.	77,860	2,158,279
U.S. Bancorp, Delaware	456,435	12,816,695
Wachovia Corp.	393,922	18,746,748
Wells Fargo & Co.	421,565	24,691,062
Zions Bancorp	22,496	1,601,940
		150,781,861
Consumer Finance – 1.4%
American Express Co.	309,900	17,800,656

	Shares	Value
Capital One Financial Corp.	72,098	$5,733,233
MBNA Corp.	314,132	7,740,212
Providian Financial Corp. (a)	90,001	1,591,218
SLM Corp.	104,275	5,593,311
		38,458,630
Diversified Financial Services – 3.4%
CIT Group, Inc.	50,374	2,275,897
Citigroup, Inc.	1,291,166	58,773,876
JPMorgan Chase & Co.	877,290	29,766,450
Moody’s Corp.	63,123	3,224,323
Principal Financial Group, Inc.	69,852	3,308,889
		97,349,435
Insurance – 4.5%
ACE Ltd.	72,015	3,389,746
AFLAC, Inc.	125,293	5,675,773
Allstate Corp.	164,025	9,068,942
AMBAC Financial Group, Inc.	26,713	1,924,939
American International Group, Inc.	648,090	40,155,656
Aon Corp.	79,547	2,551,868
Cincinnati Financial Corp.	43,653	1,828,624
Hartford Financial Services Group, Inc.	74,792	5,771,699
Jefferson Pilot Corp.	33,657	1,722,229
Lincoln National Corp.	43,077	2,240,866
Loews Corp.	33,854	3,128,448
Marsh & McLennan Companies, Inc.	133,679	4,062,505
MBIA, Inc.	33,476	2,029,315
MetLife, Inc.	188,922	9,413,983
Progressive Corp.	49,251	5,160,027
Prudential Financial, Inc.	128,116	8,655,517
SAFECO Corp.	31,238	1,667,484
The Chubb Corp.	49,533	4,435,680
The St. Paul Travelers Companies, Inc.	168,692	7,569,210
Torchmark Corp.	26,054	1,376,433
UnumProvident Corp.	74,394	1,525,077
XL Capital Ltd. Class A	35,063	2,385,336
		125,739,357
Real Estate 0.7%
Apartment Investment & Management
Co. Class A	23,851	924,942
Archstone Smith Trust	52,883	2,108,445
Equity Office Properties Trust	102,535	3,353,920
Equity Residential (SBI)	71,711	2,714,262
Plum Creek Timber Co., Inc.	45,944	1,741,737
ProLogis Trust	61,690	2,733,484
Public Storage, Inc.	20,641	1,382,947
Simon Property Group, Inc.	45,724	3,389,063
Vornado Realty Trust	29,444	2,550,439
		20,899,239
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp.	148,495	4,897,365
Fannie Mae	241,722	10,833,980
Freddie Mac	172,569	9,743,246

157 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Golden West Financial Corp., Delaware	63,813	$3,789,854
MGIC Investment Corp.	23,236	1,491,751
Sovereign Bancorp, Inc.	90,323	1,990,719
Washington Mutual, Inc.	213,084	8,357,154
		41,104,069

TOTAL FINANCIALS		555,826,559

HEALTH CARE 13.0%
Biotechnology – 1.5%
Amgen, Inc. (a)	308,128	24,548,558
Applera Corp. – Applied Biosystems
Group	48,783	1,133,717
Biogen Idec, Inc. (a)	84,496	3,335,902
Chiron Corp. (a)	27,214	1,187,075
Genzyme Corp. (a)	64,101	4,592,196
Gilead Sciences, Inc. (a)	113,863	5,551,960
MedImmune, Inc. (a)	61,518	2,070,081
		42,419,489
Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc.	13,428	1,083,371
Baxter International, Inc.	155,464	6,198,350
Becton, Dickinson & Co.	62,421	3,272,733
Biomet, Inc.	62,326	2,163,335
Boston Scientific Corp. (a)	147,479	3,446,584
C.R. Bard, Inc.	26,296	1,736,325
Fisher Scientific International, Inc. (a)	30,448	1,889,298
Guidant Corp.	82,422	5,678,052
Hospira, Inc. (a)	39,930	1,635,932
Medtronic, Inc.	302,449	16,217,315
Millipore Corp. (a)	12,876	809,772
PerkinElmer, Inc.	32,529	662,616
St. Jude Medical, Inc. (a)	91,054	4,261,327
Stryker Corp.	72,555	3,586,394
Thermo Electron Corp. (a)	40,361	1,247,155
Waters Corp. (a)	28,721	1,194,794
Zimmer Holdings, Inc. (a)	61,771	4,255,404
		59,338,757
Health Care Providers & Services 2.9%
Aetna, Inc.	72,412	6,237,570
AmerisourceBergen Corp.	25,922	2,003,771
Cardinal Health, Inc.	106,597	6,762,514
Caremark Rx, Inc. (a)	112,381	5,611,183
CIGNA Corp.	32,106	3,784,013
Coventry Health Care, Inc. (a)	26,816	2,306,712
Express Scripts, Inc. (a)	37,118	2,308,740
HCA, Inc.	112,872	5,408,826
Health Management Associates, Inc.
Class A	61,732	1,448,850
Humana, Inc. (a)	40,562	1,942,109
IMS Health, Inc.	56,383	1,419,160

	Shares	Value
Laboratory Corp. of America
Holdings (a)	33,744	$ 1,643,670
Manor Care, Inc.	19,751	758,636
McKesson Corp.	77,007	3,653,982
Medco Health Solutions, Inc. (a)	76,017	4,168,012
Quest Diagnostics, Inc.	41,569	2,100,897
Tenet Healthcare Corp. (a)	117,018	1,314,112
UnitedHealth Group, Inc.	315,453	17,728,459
WellPoint, Inc. (a)	153,244	11,618,960
		82,220,176
Pharmaceuticals 6.5%
Abbott Laboratories	388,197	16,459,553
Allergan, Inc.	32,662	2,992,492
Bristol Myers Squibb Co.	488,453	11,752,179
Eli Lilly & Co.	283,156	15,154,509
Forest Laboratories, Inc. (a)	84,883	3,307,891
Johnson & Johnson	742,894	47,010,332
King Pharmaceuticals, Inc. (a)	60,371	928,506
Merck & Co., Inc.	548,320	14,919,787
Mylan Laboratories, Inc.	54,593	1,051,461
Pfizer, Inc.	1,840,694	45,962,129
Schering Plough Corp.	368,708	7,761,303
Watson Pharmaceuticals, Inc. (a)	26,030	952,958
Wyeth	334,943	15,497,813
		183,750,913

TOTAL HEALTH CARE		367,729,335

INDUSTRIALS – 10.9%
Aerospace & Defense – 2.2%
General Dynamics Corp.	50,203	6,001,769
Goodrich Corp.	30,359	1,346,118
Honeywell International, Inc.	213,563	8,008,613
L 3 Communications Holdings, Inc.	29,637	2,343,398
Lockheed Martin Corp.	90,880	5,547,315
Northrop Grumman Corp.	89,180	4,846,933
Raytheon Co.	112,717	4,285,500
Rockwell Collins, Inc.	44,124	2,132,072
The Boeing Co.	204,935	13,925,333
United Technologies Corp.	255,921	13,266,945
		61,703,996
Air Freight & Logistics – 0.9%
FedEx Corp.	75,627	6,589,381
Ryder System, Inc.	16,036	548,752
United Parcel Service, Inc. Class B	276,526	19,116,242
		26,254,375
Airlines – 0.1%
Southwest Airlines Co.	173,018	2,569,317
Building Products – 0.2%
American Standard Companies, Inc.	45,806	2,132,269
Masco Corp.	107,487	3,297,701
		5,429,970

Quarterly Report

158

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. (a)	54,490	$460,441
Avery Dennison Corp.	27,587	1,445,283
Cendant Corp.	261,306	5,393,356
Cintas Corp.	34,471	1,415,035
Equifax, Inc.	32,527	1,136,493
Monster Worldwide, Inc. (a)	30,416	934,075
Pitney Bowes, Inc.	57,154	2,385,608
R.R. Donnelley & Sons Co.	53,619	1,987,656
Robert Half International, Inc.	42,284	1,504,888
Waste Management, Inc.	140,378	4,016,215
		20,679,050
Construction & Engineering – 0.1%
Fluor Corp.	21,661	1,394,535
Electrical Equipment 0.5%
American Power Conversion Corp.	42,709	1,106,163
Cooper Industries Ltd. Class A	23,130	1,599,208
Emerson Electric Co.	103,165	7,407,247
Rockwell Automation, Inc.	45,352	2,399,121
		12,511,739
Industrial Conglomerates 4.2%
3M Co.	191,068	14,016,748
General Electric Co.	2,647,424	89,138,766
Textron, Inc.	33,407	2,395,950
Tyco International Ltd.	505,437	14,076,420
		119,627,884
Machinery – 1.4%
Caterpillar, Inc.	169,017	9,929,749
Cummins, Inc.	11,608	1,021,388
Danaher Corp.	59,343	3,194,434
Deere & Co.	60,235	3,686,382
Dover Corp.	50,571	2,062,791
Eaton Corp.	36,812	2,339,403
Illinois Tool Works, Inc.	52,135	4,292,275
Ingersoll Rand Co. Ltd. Class A	84,240	3,220,495
ITT Industries, Inc.	23,154	2,630,294
Navistar International Corp. (a)	15,408	499,681
PACCAR, Inc.	42,813	2,906,575
Pall Corp.	31,065	854,288
Parker Hannifin Corp.	29,891	1,922,290
		38,560,045
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	93,261	5,577,008
CSX Corp.	54,183	2,518,426
Norfolk Southern Corp.	101,028	4,097,696
Union Pacific Corp.	65,875	4,723,238
		16,916,368

	Shares	Value
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	18,916	$ 1,190,195

TOTAL INDUSTRIALS		306,837,474

INFORMATION TECHNOLOGY 15.0%
Communications Equipment – 2.8%
ADC Telecommunications, Inc. (a)	29,095	665,112
Andrew Corp. (a)	40,571	452,367
Avaya, Inc. (a)	105,917	1,090,945
CIENA Corp. (a)	144,340	381,058
Cisco Systems, Inc. (a)	1,595,994	28,616,172
Comverse Technology, Inc. (a)	50,271	1,320,619
Corning, Inc. (a)	367,629	7,106,269
JDS Uniphase Corp. (a)	411,602	913,756
Lucent Technologies, Inc. (a)	1,110,048	3,607,656
Motorola, Inc.	616,615	13,621,025
QUALCOMM, Inc.	407,177	18,221,171
Scientific Atlanta, Inc.	38,261	1,435,170
Tellabs, Inc. (a)	111,757	1,175,684
		78,607,004
Computers & Peripherals 3.6%
Apple Computer, Inc. (a)	207,240	11,110,136
Dell, Inc. (a)	598,731	20,476,600
EMC Corp. (a)	602,028	7,790,242
Gateway, Inc. (a)	65,813	177,695
Hewlett Packard Co.	715,496	20,892,483
International Business Machines Corp. .	398,529	31,969,996
Lexmark International, Inc. Class A (a)	29,650	1,810,133
NCR Corp. (a)	46,401	1,480,656
Network Appliance, Inc. (a)	91,887	2,181,397
QLogic Corp. (a)	22,650	774,630
Sun Microsystems, Inc. (a)	851,618	3,338,343
		102,002,311
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	123,415	4,041,841
Jabil Circuit, Inc. (a)	42,946	1,327,890
Molex, Inc.	36,191	965,576
Sanmina SCI Corp. (a)	131,267	563,135
Solectron Corp. (a)	242,806	949,371
Symbol Technologies, Inc.	60,697	587,547
Tektronix, Inc.	21,102	532,403
		8,967,763
Internet Software & Services 0.4%
Yahoo!, Inc. (a)	313,164	10,597,470
IT Services 1.0%
Affiliated Computer Services, Inc.
Class A (a)	31,369	1,712,747
Automatic Data Processing, Inc.	144,898	6,236,410
Computer Sciences Corp. (a)	46,148	2,183,262
Convergys Corp. (a)	34,976	502,605
Electronic Data Systems Corp.	129,599	2,908,202
First Data Corp.	192,686	7,707,440

159 Quarterly Report

Investments (Unaudited) - continued

Common Stocks continued

	Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – continued
Fiserv, Inc. (a)	46,981	$ 2,155,018
Paychex, Inc.	83,174	3,084,092
Sabre Holdings Corp. Class A	32,745	664,069
Unisys Corp. (a)	85,048	564,719
		27,718,564
Office Electronics – 0.1%
Xerox Corp. (a)	239,618	3,270,786
Semiconductors & Semiconductor Equipment – 3.3%
Advanced Micro Devices, Inc. (a)	99,485	2,507,022
Altera Corp. (a)	93,042	1,778,033
Analog Devices, Inc.	93,003	3,454,131
Applied Materials, Inc.	405,197	6,872,141
Applied Micro Circuits Corp. (a)	76,288	228,864
Broadcom Corp. Class A (a)	70,597	3,311,705
Freescale Semiconductor, Inc. Class B (a)	101,167	2,385,518
Intel Corp.	1,521,654	37,508,771
KLA Tencor Corp.	49,344	2,406,013
Linear Technology Corp.	76,618	2,880,071
LSI Logic Corp. (a)	97,577	961,133
Maxim Integrated Products, Inc.	81,889	3,492,566
Micron Technology, Inc. (a)	153,872	2,046,498
National Semiconductor Corp.	85,723	2,254,515
Novellus Systems, Inc. (a)	34,613	868,094
NVIDIA Corp. (a)	42,128	1,444,148
PMC Sierra, Inc. (a)	45,513	400,970
Teradyne, Inc. (a)	49,136	810,744
Texas Instruments, Inc.	405,338	13,740,958
Xilinx, Inc.	87,282	2,430,804
		91,782,699
Software 3.5%
Adobe Systems, Inc.	122,769	3,664,655
Autodesk, Inc. (a)	57,040	2,648,938
BMC Software, Inc. (a)	54,429	1,148,452
Citrix Systems, Inc. (a)	42,552	1,069,757
Computer Associates International, Inc. .	115,710	3,217,895
Compuware Corp. (a)	96,915	920,693
Electronic Arts, Inc. (a)	75,801	4,312,319
Intuit, Inc. (a)	45,263	2,028,235
Mercury Interactive Corp. (a)	21,628	856,469
Microsoft Corp.	2,300,817	59,200,021
Novell, Inc. (a)	95,398	710,715
Oracle Corp. (a)	941,841	11,669,410
Parametric Technology Corp. (a)	68,007	474,009
Siebel Systems, Inc.	130,447	1,347,518
Symantec Corp. (a)	299,142	6,778,558
		100,047,644

TOTAL INFORMATION TECHNOLOGY		422,994,241

	Shares	Value

MATERIALS 2.8%
Chemicals 1.5%
Air Products & Chemicals, Inc.	55,366	$3,052,881
Ashland, Inc.	18,531	1,023,652
Dow Chemical Co.	240,894	10,038,053
E.I. du Pont de Nemours & Co.	248,430	9,731,003
Eastman Chemical Co.	20,348	955,746
Ecolab, Inc.	45,987	1,468,365
Engelhard Corp.	30,001	837,328
Hercules, Inc. (a)	28,163	344,152
International Flavors & Fragrances, Inc.	20,393	726,807
Monsanto Co.	67,088	4,209,772
PPG Industries, Inc.	42,429	2,511,373
Praxair, Inc.	80,745	3,870,108
Rohm & Haas Co.	36,304	1,493,184
Sigma Aldrich Corp.	16,857	1,079,859
		41,342,283
Construction Materials – 0.1%
Vulcan Materials Co.	25,545	1,895,694
Containers & Packaging – 0.1%
Ball Corp.	27,256	1,001,385
Bemis Co., Inc.	26,699	659,465
Pactiv Corp. (a)	37,402	655,283
Sealed Air Corp. (a)	20,697	982,280
Temple Inland, Inc.	28,216	1,152,624
		4,451,037
Metals & Mining – 0.7%
Alcoa, Inc.	217,875	5,320,508
Allegheny Technologies, Inc.	21,010	650,890
Freeport McMoRan Copper & Gold, Inc.
Class B	44,289	2,152,003
Newmont Mining Corp.	111,435	5,256,389
Nucor Corp.	39,017	2,301,613
Phelps Dodge Corp.	24,213	3,145,995
United States Steel Corp.	28,531	1,208,288
		20,035,686
Paper & Forest Products 0.4%
Georgia Pacific Corp.	64,986	2,213,423
International Paper Co.	122,497	3,650,411
Louisiana Pacific Corp.	27,685	766,598
MeadWestvaco Corp.	45,949	1,269,111
Weyerhaeuser Co.	61,176	4,205,850
		12,105,393

TOTAL MATERIALS		79,830,093

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services – 2.2%
AT&T Corp.	200,295	3,965,841
BellSouth Corp.	457,606	12,035,038
CenturyTel, Inc.	32,455	1,135,276
Citizens Communications Co.	85,702	1,161,262

Quarterly Report

160

Common Stocks continued
	Shares	Value

TELECOMMUNICATION SERVICES	continued
Diversified Telecommunication Services – continued
Qwest Communications International,
Inc. (a)	380,863	$1,561,538
SBC Communications, Inc.	825,116	19,778,031
Verizon Communications, Inc.	690,575	22,574,897
		62,211,883
Wireless Telecommunication Services – 0.9%
ALLTEL Corp.	95,347	6,208,043
Sprint Nextel Corp.	732,490	17,418,612
		23,626,655

TOTAL TELECOMMUNICATION SERVICES		85,838,538

UTILITIES 3.6%
Electric Utilities – 1.8%
Allegheny Energy, Inc. (a)	40,643	1,248,553
Ameren Corp.	50,888	2,721,999
American Electric Power Co., Inc.	98,190	3,898,143
Cinergy Corp.	49,668	2,205,756
Edison International	81,368	3,847,079
Entergy Corp.	51,841	3,852,823
Exelon Corp.	167,464	8,949,276
FirstEnergy Corp.	82,372	4,293,229
FPL Group, Inc.	98,401	4,683,888
Pinnacle West Capital Corp.	24,664	1,087,189
PPL Corp.	94,777	3,064,140
Progress Energy, Inc.	62,741	2,807,660
Southern Co.	186,507	6,669,490
		49,329,225
Gas Utilities 0.0%
Nicor, Inc.	11,025	463,381
Peoples Energy Corp.	9,525	375,095
		838,476
Independent Power Producers & Energy Traders 0.7%
AES Corp. (a)	163,123	2,680,111
Calpine Corp. (a)	141,842	367,371
Constellation Energy Group, Inc.	44,448	2,737,997
Duke Energy Corp.	231,353	6,748,567
Dynegy, Inc. Class A (a)	71,537	336,939
TXU Corp.	59,952	6,767,382
		19,638,367
Multi-Utilities – 1.1%
CenterPoint Energy, Inc.	77,306	1,149,540
CMS Energy Corp. (a)	54,760	900,802
Consolidated Edison, Inc.	61,023	2,962,667
Dominion Resources, Inc.	85,108	7,331,203
DTE Energy Co.	44,414	2,036,826
KeySpan Corp.	43,525	1,600,850
NiSource, Inc.	68,051	1,650,237
PG&E Corp.	93,166	3,656,766

		Shares	Value
Public Service Enterprise Group, Inc.		59,694	$ 3,841,906
Sempra Energy		63,968	3,010,334
TECO Energy, Inc.		51,910	935,418
Xcel Energy, Inc.		100,581	1,972,393
			31,048,942

TOTAL UTILITIES			100,855,010

TOTAL COMMON STOCKS
(Cost $1,719,219,170)		2,769,223,805

U.S. Treasury Obligations 0.1%
		Principal
		Amount
U.S. Treasury Bills, yield at date of
purchase 3.32% to 3.4%
12/22/05 (d)
(Cost $3,473,175)		$ 3,500,000	3,473,635

Money Market Funds 2.4%
		Shares
Fidelity Cash Central Fund, 3.82% (b)		49,371,065	49,371,065
Fidelity Securities Lending Cash Central
Fund, 3.84% (b)(c)		19,554,380	19,554,380
TOTAL MONEY MARKET FUNDS
(Cost $68,925,445)			68,925,445

TOTAL INVESTMENT PORTFOLIO		100.7%
(Cost $1,791,617,790)		2,841,622,885

NET OTHER ASSETS	(0.7)%		(20,452,021)

NET ASSETS 100%		$2,821,170,864

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Equity Index Contracts
98 S&P 500 E Mini
Index Contracts	Dec. 2005	$ 6,048,070	$ (33,206)
157 S&P 500 Index
Contracts	Dec. 2005	48,446,275	514,170
TOTAL EQUITY INDEX
CONTRACTS		$ 54,494,345	$ 480,964

The face value of futures purchased as a percentage of net assets - 1.9%

161 Quarterly Report

Investments (Unaudited) - continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,473,635.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,799,876,856. Net unrealized appreciation aggregated $1,041,746,029, of which $1,237,663,163 related to appreciated investment securities and $195,917,134 related to depreciated investment securities.

Quarterly Report

162

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

163 Quarterly Report

Quarterly Holdings Report for

Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio

September 30, 2005

1.799852.100 VIPOVRS-QTLY 0504

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets Nonconvertible Bonds 17.1%

	Principal	Value
	Amount

CONSUMER DISCRETIONARY 2.0%
Automobiles – 0.7%
Ford Motor Co.:
6.625% 10/1/28	$690,000	$ 498,525
7.45% 7/16/31	4,675,000	3,646,500
General Motors Corp. 8.375%
7/15/33	9,160,000	7,144,800
		11,289,825
Media 1.3%
AOL Time Warner, Inc.:
6.875% 5/1/12	485,000	530,050
7.625% 4/15/31	1,000,000	1,171,530
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,275,466
7.125% 10/1/12	785,000	853,912
Liberty Media Corp.:
5.7% 5/15/13	2,500,000	2,281,250
8.25% 2/1/30	2,465,000	2,360,489
News America Holdings, Inc.
7.75% 12/1/45	1,190,000	1,397,262
News America, Inc. 6.2%
12/15/34	2,310,000	2,313,488
Time Warner Entertainment Co. LP
8.375% 7/15/33	5,000,000	6,259,355
Time Warner, Inc. 6.625%
5/15/29	1,745,000	1,825,284
		22,268,086

TOTAL CONSUMER DISCRETIONARY		33,557,911

CONSUMER STAPLES 0.3%
Beverages 0.1%
FBG Finance Ltd. 5.125%
6/15/15 (a)	1,860,000	1,824,658
Tobacco – 0.2%
Altria Group, Inc. 7% 11/4/13	495,000	541,809
Philip Morris Companies, Inc.
7.65% 7/1/08	2,500,000	2,670,960
		3,212,769

TOTAL CONSUMER STAPLES		5,037,427

ENERGY 2.1%
Energy Equipment & Services – 0.3%
Petronas Capital Ltd. 7%
5/22/12 (a)	4,320,000	4,820,736
Oil, Gas & Consumable Fuels 1.8%
Amerada Hess Corp. 6.65%
8/15/11	710,000	767,148
Duke Capital LLC:
6.25% 2/15/13	805,000	846,733
6.75% 2/15/32	4,610,000	5,029,662
	Principal	Value
	Amount
Empresa Nacional de Petroleo
6.75% 11/15/12 (a)	$ 5,050,000	$ 5,454,591
Enterprise Products Operating LP
5.75% 3/1/35	1,500,000	1,371,447
Kerr McGee Corp. 6.95% 7/1/24	1,000,000	1,036,199
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	600,000	591,603
5.8% 3/15/35	1,500,000	1,440,717
Nexen, Inc. 5.875% 3/10/35	2,740,000	2,685,751
Pemex Project Funding Master Trust:
6.125% 8/15/08	3,630,000	3,738,900
6.625% 6/15/35 (a)	3,405,000	3,348,818
7.375% 12/15/14	2,000,000	2,220,000
7.875% 2/1/09 (e)	1,200,000	1,299,000
		29,830,569

TOTAL ENERGY		34,651,305

FINANCIALS – 6.9%
Capital Markets 1.2%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,299,518
5.7% 9/1/12	2,935,000	3,044,129
Lazard LLC 7.125% 5/15/15 (a) .	2,815,000	2,795,171
Merrill Lynch & Co., Inc. 4.25%
2/8/10	4,985,000	4,873,341
Morgan Stanley 6.6% 4/1/12	5,695,000	6,169,815
		20,181,974
Commercial Banks – 1.1%
Bank of America Corp. 7.4%
1/15/11	5,680,000	6,343,214
Corporacion Andina de Fomento
5.2% 5/21/13	1,560,000	1,564,965
Korea Development Bank 3.875%
3/2/09	3,500,000	3,397,699
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,506,322
Wachovia Bank NA 4.875%
2/1/15	1,455,000	1,434,729
Wachovia Corp. 5.5% 8/1/35	3,790,000	3,697,479
Wells Fargo Bank NA, San
Francisco 7.55% 6/21/10	900,000	1,006,277
		18,950,685
Consumer Finance – 0.7%
Capital One Financial Corp. 4.8%
2/21/12	700,000	682,664
Ford Motor Credit Co. 7.375%
2/1/11	2,500,000	2,391,265
Household Finance Corp. 4.125%
11/16/09	2,085,000	2,030,492
Household International, Inc.
8.875% 2/15/08	3,775,000	3,833,018

165 Quarterly Report

Investments (Unaudited) - continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Consumer Finance – continued
MBNA Corp.:
6.25% 1/17/07	$ 1,905,000	$ 1,940,784
7.5% 3/15/12	1,205,000	1,370,019
		12,248,242
Diversified Financial Services – 1.0%
Alliance Capital Management LP
5.625% 8/15/06	2,475,000	2,495,939
JPMorgan Chase & Co. 5.75%
1/2/13	3,500,000	3,639,675
JPMorgan Chase Capital XVII
5.85% 8/1/35	8,310,000	8,138,191
Prime Property Funding, Inc.
5.125% 6/1/15 (a)	2,230,000	2,166,222
		16,440,027
Insurance – 0.4%
Axis Capital Holdings Ltd. 5.75%
12/1/14	1,505,000	1,493,473
Marsh & McLennan Companies,
Inc. 7.125% 6/15/09	3,109,000	3,294,421
Principal Life Global Funding I
6.25% 2/15/12 (a)	1,350,000	1,448,852
		6,236,746
Real Estate 2.0%
Archstone Smith Operating Trust
5.25% 5/1/15	3,270,000	3,254,131
Arden Realty LP 7% 11/15/07	5,000,000	5,214,190
AvalonBay Communities, Inc. 5%
8/1/07	2,315,000	2,325,371
Colonial Properties Trust 5.5%
10/1/15	3,645,000	3,581,865
Developers Diversified Realty Corp.:
5% 5/3/10	1,625,000	1,615,326
5.25% 4/15/11	925,000	927,518
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,460,958
7% 7/15/11	1,725,000	1,882,284
Mack-Cali Realty LP 7.75%
2/15/11	2,700,000	3,019,704
Simon Property Group LP:
5.1% 6/15/15	2,120,000	2,078,001
5.625% 8/15/14	2,985,000	3,056,676
		33,416,024
Thrifts & Mortgage Finance – 0.5%
Countrywide Home Loans, Inc. 4%
3/22/11	1,435,000	1,363,230
Independence Community Bank
Corp. 3.75% 4/1/14 (e)	655,000	629,403

	Principal	Value
	Amount
Residential Capital Corp. 6.375%
6/30/10 (a)	$ 2,830,000	$ 2,869,797
Washington Mutual, Inc. 4.625%
4/1/14	3,500,000	3,349,371
		8,211,801

TOTAL FINANCIALS		115,685,499

INDUSTRIALS – 1.1%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75%
8/15/10 (a)	2,310,000	2,281,190
Bombardier, Inc.:
6.3% 5/1/14 (a)	2,445,000	2,163,825
7.45% 5/1/34 (a)	840,000	709,800
		5,154,815
Airlines – 0.6%
American Airlines, Inc. pass thru
trust certificates:
6.855% 10/15/10	280,404	282,558
6.978% 10/1/12	676,746	685,426
7.024% 4/15/11	1,450,000	1,469,072
7.858% 4/1/13	2,325,000	2,379,230
Continental Airlines, Inc. pass thru
trust certificates 6.795% 2/2/20	3,373,967	2,901,612
Delta Air Lines, Inc. pass thru trust
certificates:
7.111% 3/18/13	1,290,000	1,248,075
7.57% 11/18/10	1,335,000	1,289,060
		10,255,033
Industrial Conglomerates 0.2%
Hutchison Whampoa International
03/13 Ltd. 6.5% 2/13/13 (a)	830,000	886,928
Hutchison Whampoa International
03/33 Ltd. 7.45% 11/24/33 (a)	1,630,000	1,882,813
		2,769,741

TOTAL INDUSTRIALS		18,179,589

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Chartered Semiconductor
Manufacturing Ltd. 6.375%
8/3/15	3,295,000	3,218,876
MATERIALS 0.1%
Metals & Mining – 0.1%
Newmont Mining Corp. 5.875%
4/1/35	2,000,000	1,960,184

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services – 2.1%
AT&T Broadband Corp. 8.375%
3/15/13	1,500,000	1,774,752

Quarterly Report 166

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
BellSouth Capital Funding Corp.
7.875% 2/15/30	$ 1,920,000	$ 2,366,492
BellSouth Corp. 5.2% 9/15/14	2,285,000	2,293,359
British Telecommunications PLC
8.875% 12/15/30	3,000,000	4,069,299
SBC Communications, Inc. 6.45%
6/15/34	2,995,000	3,165,760
Sprint Capital Corp.:
6.875% 11/15/28	3,040,000	3,358,215
8.375% 3/15/12	1,745,000	2,053,582
Telecom Italia Capital:
4.95% 9/30/14 (a)	1,175,000	1,137,085
5.25% 11/15/13	4,500,000	4,468,095
Verizon Global Funding Corp.:
5.85% 9/15/35	3,370,000	3,314,216
7.75% 12/1/30	5,000,000	6,091,390
Verizon New York, Inc. 6.875%
4/1/12	745,000	797,000
		34,889,245
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 4.125%
3/1/09	1,585,000	1,542,001
AT&T Wireless Services, Inc.
7.875% 3/1/11	1,070,000	1,218,192
		2,760,193

TOTAL TELECOMMUNICATION SERVICES		37,649,438

UTILITIES 2.2%
Electric Utilities – 1.4%
Cleveland Electric Illuminating Co.
5.65% 12/15/13	3,260,000	3,339,551
Exelon Corp.:
4.9% 6/15/15	3,385,000	3,204,942
5.625% 6/15/35	935,000	860,090
6.75% 5/1/11	1,255,000	1,345,242
FirstEnergy Corp. 6.45%
11/15/11	2,115,000	2,251,978
Monongahela Power Co. 5%
10/1/06	2,260,000	2,264,624
Progress Energy, Inc. 7.1% 3/1/11	4,660,000	5,065,881
TXU Energy Co. LLC 7% 3/15/13	4,525,000	4,912,453
		23,244,761
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.
7% 4/1/12	3,565,000	3,919,104
TXU Corp. 5.55% 11/15/14	980,000	932,862
		4,851,966
Multi-Utilities – 0.5%
Dominion Resources, Inc.:
4.75% 12/15/10	2,355,000	2,328,829

	Principal	Value
	Amount
5.95% 6/15/35	$ 2,690,000	$ 2,627,826
6.25% 6/30/12	2,275,000	2,411,985
MidAmerican Energy Holdings, Inc.
5.875% 10/1/12	1,605,000	1,674,668
		9,043,308

TOTAL UTILITIES		37,140,035

TOTAL NONCONVERTIBLE BONDS
(Cost $286,744,915)		287,080,264

U.S. Government and Government Agency
Obligations 22.3%

U.S. Government Agency Obligations – 4.3%
Fannie Mae:
2.5% 6/15/06	2,185,000	2,158,100
3.25% 1/15/08	8,515,000	8,297,791
4.625% 5/1/13	12,000,000	11,800,800
5.25% 8/1/12	10,000,000	10,273,360
5.5% 3/15/11	13,505,000	14,105,743
Freddie Mac:
4% 6/12/13	4,640,000	4,406,743
5.75% 1/15/12	7,740,000	8,215,282
5.875% 3/21/11	6,035,000	6,357,535
6.625% 9/15/09	3,000,000	3,227,418
6.75% 3/15/31	2,459,000	3,090,909
Government Loan Trusts (assets of
Trust guaranteed by U.S.
Government through Agency for
International Development)
Series 1 B, 8.5% 4/1/06	315,089	322,424
Guaranteed Export Trust
Certificates (assets of Trust
guaranteed by U.S. Government
through Export Import Bank)
Series 1994 A, 7.12% 4/15/06	902	910
Guaranteed Trade Trust Certificates
(assets of Trust guaranteed by
U.S. Government through Ex
port Import Bank) Series
1994 B, 7.5% 1/26/06	635	642

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		72,257,657
U.S. Treasury Inflation Protected Obligations – 5.1%
U.S. Treasury Inflation Indexed
Bonds 2.375% 1/15/25	20,729,200	22,177,010
U.S. Treasury Inflation Indexed
Notes:
0.875% 4/15/10	15,469,050	15,073,862
2% 1/15/14	47,580,300	48,570,922

TOTAL U.S. TREASURY INFLATION PROTECTED		85,821,794

167 Quarterly Report

Investments (Unaudited) - continued

U.S. Government and Government Agency
Obligations continued
	Principal	Value
	Amount
U.S. Treasury Obligations – 12.9%
U.S. Treasury Bonds 6.25%
5/15/30	$25,610,000	$31,799,425
U.S. Treasury Notes:
3.125% 1/31/07	50,195,000	49,524,445
3.375% 10/15/09	20,000,000	19,382,040
3.625% 4/30/07	21,569,000	21,387,001
3.625% 6/30/07	5,187,000	5,137,563
3.875% 7/31/07	13,796,000	13,722,716
4.25% 8/15/13	20,417,000	20,346,806
4.75% 5/15/14	50,810,000	52,346,190
6.5% 2/15/10	2,500,000	2,724,023

TOTAL U.S. TREASURY OBLIGATIONS		216,370,209

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $371,674,043)		374,449,660

U.S. Government Agency Mortgage Securities
33.1%

Fannie Mae – 30.9%
3.468% 4/1/34 (e)	595,856	595,861
3.736% 1/1/35 (e)	405,788	401,249
3.752% 10/1/33 (e)	257,618	253,782
3.779% 12/1/34 (e)	303,244	299,879
3.789% 12/1/34 (e)	77,821	77,030
3.796% 6/1/34 (e)	1,132,685	1,104,892
3.82% 1/1/35 (e)	261,993	259,535
3.826% 6/1/33 (e)	206,816	204,904
3.838% 1/1/35 (e)	732,769	729,596
3.869% 1/1/35 (e)	433,686	431,416
3.913% 12/1/34 (e)	235,436	234,721
3.92% 10/1/34 (e)	325,359	323,352
3.965% 5/1/33 (e)	90,924	90,225
3.97% 5/1/34 (e)	93,252	94,525
3.971% 1/1/35 (e)	345,125	342,192
3.979% 12/1/34 (e)	306,943	305,181
3.992% 1/1/35 (e)	197,621	196,057
4% 8/1/18 to 10/1/18	1,313,084	1,265,410
4% 10/1/20 (b)	16,309,930	15,683,017
4.006% 12/1/34 (e)	265,888	264,429
4.008% 12/1/34 (e)	1,704,900	1,700,871
4.017% 2/1/35 (e)	257,653	254,881
4.02% 12/1/34 (e)	166,974	166,140
4.026% 2/1/35 (e)	231,247	228,652
4.03% 1/1/35 (e)	110,536	109,807
4.057% 10/1/18 (e)	252,053	249,156
4.059% 1/1/35 (e)	227,636	224,906
4.064% 4/1/33 (e)	91,397	90,840
4.07% 12/1/34 (e)	464,291	461,565

	Principal	Value
	Amount
4.096% 1/1/35 (e)	$499,651	$495,937
4.097% 2/1/35 (e)	172,715	171,164
4.107% 2/1/35 (e)	182,359	181,188
4.108% 2/1/35 (e)	887,973	881,090
4.111% 1/1/35 (e)	486,910	482,166
4.119% 2/1/35 (e)	416,435	412,659
4.125% 1/1/35 (e)	498,221	499,751
4.129% 1/1/35 (e)	835,905	828,455
4.138% 2/1/35 (e)	554,082	552,473
4.139% 11/1/34 (e)	404,834	401,845
4.144% 1/1/35 (e)	697,936	700,725
4.149% 2/1/35 (e)	437,600	434,600
4.175% 1/1/35 (e)	906,890	900,185
4.179% 1/1/35 (e)	397,428	394,415
4.182% 11/1/34 (e)	124,591	123,689
4.191% 1/1/35 (e)	520,861	513,213
4.217% 3/1/34 (e)	229,967	228,662
4.237% 10/1/34 (e)	670,533	673,932
4.25% 2/1/35 (e)	255,143	251,293
4.294% 7/1/34 (e)	223,549	224,676
4.295% 1/1/35 (e)	316,939	316,934
4.296% 8/1/33 (e)	544,228	542,385
4.296% 3/1/35 (e)	248,621	247,374
4.31% 2/1/35 (e)	163,722	162,405
4.315% 3/1/33 (e)	137,223	135,191
4.315% 5/1/35 (e)	380,555	377,959
4.319% 1/1/35 (e)	265,647	263,950
4.333% 12/1/34 (e)	180,711	180,829
4.353% 1/1/35 (e)	249,443	246,077
4.366% 4/1/35 (e)	178,422	177,359
4.367% 2/1/34 (e)	631,641	628,385
4.401% 2/1/35 (e)	416,377	411,186
4.412% 5/1/35 (e)	777,775	775,847
4.449% 3/1/35 (e)	360,824	357,048
4.454% 4/1/34 (e)	429,952	427,887
4.457% 10/1/34 (e)	1,470,832	1,476,187
4.483% 1/1/35 (e)	434,506	435,494
4.489% 8/1/34 (e)	843,604	840,342
4.496% 3/1/35 (e)	836,577	827,818
4.499% 5/1/35 (e)	276,150	275,218
4.5% 11/1/19 to 3/1/35	42,547,340	41,269,552
4.5% 10/1/20 (b)	42,000,000	41,055,000
4.526% 3/1/35 (e)	750,209	743,101
4.532% 8/1/34 (e)	515,627	515,970
4.554% 7/1/35 (e)	965,897	965,105
4.555% 2/1/35 (e)	1,763,784	1,763,888
4.558% 2/1/35 (e)	283,321	282,660
4.585% 2/1/35 (e)	2,432,049	2,411,616
4.603% 2/1/35 (e)	193,359	194,274
4.605% 2/1/35 (e)	808,097	802,355
4.648% 11/1/34 (e)	917,785	913,994
4.679% 11/1/34 (e)	926,851	920,926
4.708% 3/1/35 (e)	2,330,958	2,337,090

Quarterly Report 168

U.S. Government Agency Mortgage Securities
continued
	Principal	Value
	Amount
Fannie Mae – continued
4.736% 7/1/34 (e)	$ 791,430	$ 788,404
4.737% 3/1/35 (e)	443,428	441,621
4.818% 12/1/32 (e)	378,309	380,167
4.823% 12/1/34 (e)	752,892	752,611
4.847% 12/1/34 (e)	306,283	306,125
5% 10/1/17 to 8/1/35	109,747,588	108,139,719
5% 10/1/20 to 10/1/35 (b)	16,698,913	16,410,030
5.117% 5/1/35 (e)	1,874,457	1,889,408
5.204% 6/1/35 (e)	1,347,325	1,360,630
5.297% 9/1/35 (e)	524,139	526,760
5.361% 7/1/35 (e)	8,000,000	8,057,031
5.5% 6/1/09 to 10/1/35 (b)	156,851,679	157,298,357
6% 2/1/13 to 3/1/33	26,102,106	26,693,554
6% 10/1/35 (b)	339,133	344,644
6.5% 6/1/15 to 2/1/33	51,039,765	52,714,410
7% 3/1/15 to 8/1/32	1,054,863	1,107,037
7.5% 8/1/08 to 11/1/31	2,274,208	2,410,711
8% 3/1/30	2,102	2,248
8.5% 3/1/25 to 6/1/25	3,015	3,284

TOTAL FANNIE MAE		518,904,346
Freddie Mac 1.3%
4% 2/1/20	4,670,247	4,487,978
4.081% 12/1/34 (e)	282,103	279,157
4.109% 12/1/34 (e)	420,492	418,550
4.192% 1/1/35 (e)	1,299,215	1,294,835
4.294% 3/1/35 (e)	370,696	368,774
4.3% 5/1/35 (e)	662,024	659,702
4.308% 12/1/34 (e)	362,055	357,103
4.368% 3/1/35 (e)	544,257	535,243
4.385% 2/1/35 (e)	823,558	824,311
4.39% 2/1/35 (e)	719,801	719,126
4.446% 3/1/35 (e)	362,642	357,542
4.449% 2/1/34 (e)	425,545	425,000
4.479% 6/1/35 (e)	557,271	554,875
4.489% 3/1/35 (e)	1,008,646	1,002,387
4.495% 3/1/35 (e)	2,524,620	2,501,248
4.496% 3/1/35 (e)	402,678	397,628
4.563% 2/1/35 (e)	590,550	585,494
5.028% 4/1/35 (e)	2,166,780	2,172,153
5.237% 8/1/33 (e)	167,746	170,233
6% 5/1/33	3,491,038	3,558,386
8.5% 3/1/20 to 1/1/28	323,483	351,650

TOTAL FREDDIE MAC		22,021,375
Government National Mortgage Association – 0.9%
6% 8/15/08 to 8/15/29	4,190,273	4,297,403

	Principal	Value
	Amount
6.5% 10/15/27 to 9/15/32	$ 1,614,305	$ 1,682,928
7% 1/15/28 to 11/15/32	8,186,939	8,612,857
7.5% 3/15/06 to 10/15/28	640,378	683,027
8% 2/15/17	16,267	17,418

TOTAL GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION		15,293,633

TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES
(Cost $560,076,796)		556,219,354

Asset Backed Securities 2.8%

ACE Securities Corp.:
Series 2004 HE1:
Class M1, 4.33% 2/25/34 (e)	650,000	650,326
Class M2, 4.93% 2/25/34 (e)	725,000	725,431
Series 2005 SD1 Class A1,
4.23% 11/25/50 (e)	630,926	631,667
Aircraft Lease Securitization Ltd.
Series 2005 1 Class C1, 7.2%
9/9/30 (a)(e)	470,000	479,988
AmeriCredit Automobile
Receivables Trust Series 2003 BX
Class A4B, 3.9688% 1/6/10 (e)	1,570,000	1,574,242
Ameriquest Mortgage Securities,
Inc. Series 2004 R2:
Class M1, 4.26% 4/25/34 (e)	360,000	359,991
Class M2, 4.31% 4/25/34 (e)	275,000	274,993
Amortizing Residential Collateral
Trust Series 2002 BC1 Class M2,
4.93% 1/25/32 (e)	227,957	228,923
Argent Securities, Inc. Series
2004 W5 Class M1, 4.43%
4/25/34 (e)	1,165,000	1,166,375
Asset Backed Securities Corp.
Home Equity Loan Trust Series
2004 HE2 Class M1, 4.38%
4/25/34 (e)	1,660,000	1,666,321
Capital One Multi Asset Execution
Trust:
Series 2003 B4 Class B4,
4.5681% 7/15/11 (e)	2,230,000	2,264,879
Series 2004 6 Class B, 4.15%
7/16/12	3,005,000	2,938,938
Cendant Timeshare Receivables
Funding LLC Series 2005 1A
Class A1, 4.67% 5/20/17 (a)	1,354,011	1,353,914
Citibank Credit Card Issuance Trust
Series 2002 C1 Class C1,
4.7369% 2/9/09 (e)	4,500,000	4,545,082
Countrywide Home Loans, Inc.:
Series 2004 2 Class M1, 4.33%
5/25/34 (e)	1,525,000	1,527,805
Series 2004 3 Class M1, 4.33%
6/25/34 (e)	425,000	425,404

169 Quarterly Report

Investments (Unaudited) - continued

Asset Backed Securities continued
	Principal	Value
	Amount
Countrywide Home Loans, Inc.: -
continued
Series 2005 1:
Class MV1, 4.23%
7/25/35 (e)	$ 840,000	$839,679
Class MV2, 4.27%
7/25/35 (e)	1,005,000	1,004,295
Class MV3, 4.31%
7/25/35 (e)	415,000	415,402
Crown Castle Towers LLC/Crown
Atlantic Holdings Sub LLC/Crown
Communication, Inc. Series
2005 1A:
Class B, 4.878% 6/15/35 (a)	1,354,000	1,328,718
Class C, 5.074% 6/15/35 (a)	1,229,000	1,208,623
Discover Card Master Trust I Series
2003 4 Class B1, 4.0981%
5/16/11 (e) 2,620,000		2,634,745
First Franklin Mortgage Loan Trust
Series 2004 FF2:
Class M3, 4.38% 3/25/34 (e)	125,000	125,207
Class M4, 4.73% 3/25/34 (e)	100,000	100,957
Fremont Home Loan Trust Series
2004 A:
Class M1, 4.38% 1/25/34 (e)	1,350,000	1,353,549
Class M2, 4.98% 1/25/34 (e)	1,550,000	1,570,121
GSAMP Trust Series 2004 FM2:
Class M1, 4.33% 1/25/34 (e)	1,000,000	999,974
Class M2, 4.93% 1/25/34 (e)	400,000	399,990
Class M3, 5.13% 1/25/34 (e)	400,000	399,990
HSBC Home Equity Loan Trust
Series 2005 2:
Class M1, 4.2563% 1/20/35 (e)	740,983	741,058
Class M2, 4.2863% 1/20/35 (e)	555,737	555,789
MBNA Credit Card Master Note
Trust:
Series 2003 B3 Class B3,
4.1431% 1/18/11 (e)	1,810,000	1,819,920
Series 2003 B5 Class B5,
4.1381% 2/15/11 (e)	725,000	730,216
Meritage Mortgage Loan Trust
Series 2004 1:
Class M1, 4.33% 7/25/34 (e)	625,000	624,984
Class M2, 4.38% 7/25/34 (e)	100,000	99,998
Class M3, 4.78% 7/25/34 (e)	225,000	224,994
Class M4, 4.93% 7/25/34 (e)	150,000	149,996
Morgan Stanley ABS Capital I, Inc.:
Series 2003 NC5 Class M2,
5.83% 4/25/33 (e)	825,000	833,180
Series 2004 NC2 Class M1,
4.38% 12/25/33 (e)	695,000	697,547
Morgan Stanley Dean Witter
Capital I Trust Series 2003 NC1
Class M1, 4.88% 11/25/32 (e)	701,971	706,479

	Principal	Value
	Amount

National Collegiate Student Loan
Trust Series 2005 GT1 Class AIO,
6.75% 12/25/09 (g)	$ 1,150,000	$ 287,960
Park Place Securities, Inc. Series
2005 WCH1:
Class M2, 4.35% 1/25/35 (e)	1,125,000	1,125,839
Class M4, 4.66% 1/25/35 (e)	3,650,000	3,662,084
Saxon Asset Securities Trust Series
2004 1 Class M1, 4.36%
3/25/35 (e)	1,180,000	1,181,061
Specialty Underwriting &
Residential Finance Series
2003 BC4 Class M1, 4.43%
11/25/34 (e)	485,000	487,504
Structured Asset Securities Corp.
Series 2004 GEL1 Class A,
4.19% 2/25/34 (e)	264,442	264,436

TOTAL ASSET BACKED SECURITIES
(Cost $47,396,738)		47,388,574

Collateralized Mortgage Obligations 4.9%

Private Sponsor 2.9%

Adjustable Rate Mortgage Trust
floater:
Series 2005 1 Class 5A2, 4.16%
5/25/35 (e)	1,506,329	1,507,263
Series 2005 2 Class 6A2, 4.11%
6/25/35 (e)	706,858	707,303
Bear Stearns Alt A Trust floater
Series 2005 1 Class A1, 4.11%
1/25/35 (e)	2,409,335	2,410,841
CS First Boston Mortgage Securities
Corp. floater Series 2004 AR3
Class 6A2, 4.2% 4/25/34 (e)	565,325	565,866
Impac CMB Trust floater Series
2005 1:
Class M1, 4.29% 4/25/35 (e)	853,098	852,398
Class M2, 4.33% 4/25/35 (e)	1,475,860	1,474,937
Lehman Structured Securities Corp.
floater Series 2005 1 Class A2,
4.22% 9/26/45 (a)(e)	3,068,624	3,068,624
Master Alternative Loan Trust Series
2004 3 Class 3A1, 6% 4/25/34	435,850	438,575
Merrill Lynch Mortgage Investors,
Inc. floater:
Series 2005 A Class A2,
4.3031% 2/25/30 (e)	2,776,794	2,778,614
Series 2005 B Class A2, 3.75%
6/25/30 (e)	2,609,152	2,604,064
Opteum Mortgage Acceptance
Corp. floater Series 2005 3 Class
APT, 4.12% 7/25/35 (e)	1,585,537	1,586,466
Residential Asset Mortgage
Products, Inc. sequential pay
Series 2004 SL2 Class A1, 6.5%
10/25/16	364,506	371,338

Quarterly Report 170

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount

Private Sponsor – continued

Residential Finance LP/Residential
Finance Development Corp.
floater Series 2003 CB1:
Class B3, 5.1781%
6/10/35 (a)(e)	$ 1,187,126	$ 1,207,900
Class B4, 5.3781%
6/10/35 (a)(e)	1,062,165	1,082,081
Class B5, 5.9781%
6/10/35 (a)(e)	725,733	741,155
Class B6, 6.4781%
6/10/35 (a)(e)	427,750	436,839
Sequoia Mortgage Trust floater:
Series 2005 1 Class A2, 4.1%
2/20/35 (e)	1,850,489	1,849,063
Series 2005 2 Class A2, 4.29%
3/20/35 (e)	2,353,931	2,353,931
Structured Adjustable Rate
Mortgage Loan Trust floater
Series 2001 14 Class A1, 4.14%
7/25/35 (e)	4,917,132	4,917,132
Thornburg Mortgage Securities
Trust floater Series 2005 3 Class
A4, 4.108% 8/25/45 (e)	2,660,000	2,660,000
WAMU Mortgage pass thru
certificates Series 2005 AR13
Class A1C1, 4.2275%
10/25/45 (b)(e)	3,000,000	3,000,000
Wells Fargo Mortgage Backed
Securities Trust:
Series 2005 AR10 Class 2A2,
4.1106% 6/25/35 (e)	3,576,140	3,519,253
Series 2005 AR12 Class 2A6,
4.3223% 7/25/35 (e)	3,870,824	3,808,824
Series 2005 AR4 Class 2A2,
4.5383% 4/25/35 (e)	3,055,271	3,006,241
Series 2005 AR9 Class 2A1,
4.3621% 5/25/35 (e)	1,642,750	1,625,070

TOTAL PRIVATE SPONSOR		48,573,778

U.S. Government Agency – 2.0%

Fannie Mae guaranteed REMIC
pass thru certificates planned
amortization class Series
2004 81:
Class KC, 4.5% 4/25/17	5,810,000	5,711,505
Class KD, 4.5% 7/25/18	2,455,000	2,389,073
Freddie Mac Multi class
participation certificates
guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5%
9/15/17	10,275,186	10,505,508
Series 2677 Class LD, 4.5%
3/15/17	8,240,218	8,071,650
Series 2702 Class WB, 5%
4/15/17	2,947,632	2,952,630

	Principal	Value
	Amount
planned amortization class:
Series 2885 Class PC, 4.5%
3/15/18	$ 2,395,000	$ 2,356,266
sequential pay Series 2750
Class ZT, 5% 2/15/34	2,099,481	1,901,063

TOTAL U.S. GOVERNMENT AGENCY		33,887,695

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $83,119,169)		82,461,473

Commercial Mortgage Securities 5.0%

Bank of America Large Loan, Inc.
floater Series 2005 ESHA:
Class E, 4.46% 7/14/08 (a)(b)(e)	835,000	835,000
Class F, 4.63% 7/14/08 (a)(b)(e)	505,000	505,000
Class G, 4.76% 7/14/08 (a)(b)(e)	250,000	250,000
Class H, 4.98% 7/14/08 (a)(b)(e)	335,000	335,000
Bayview Commercial Asset Trust
floater Series 2004 3:
Class A1, 4.2% 1/25/35 (a)(e) .	1,876,816	1,878,862
Class A2, 4.25% 1/25/35 (a)(e)	281,522	282,514
Class M1, 4.33% 1/25/35 (a)(e)	328,443	328,887
Class M2, 4.83% 1/25/35 (a)(e)	187,682	188,798
Chase Commercial Mortgage
Securities Corp. Series 2001 245
Class A2, 6.4842% 2/12/16 (a)(e)	1,345,000	1,434,610
Chase Manhattan Bank First Union
National Bank Commercial
Mortgage Trust sequential pay
Series 1999 1 Class A2, 7.439%
8/15/31	5,000,000	5,427,187
COMM:
floater:
Series 2002 FL7 Class D,
4.3381% 11/15/14 (a)(e) .	735,000	735,101
Series 2003 FL9 Class B,
4.2681% 11/15/15 (a)(e) .	708,888	710,911
Series 2004 LBN2 Class X2,
1.2401% 3/10/39 (a)(e)(g)	4,740,930	172,788
CS First Boston Mortgage Securities
Corp.:
floater Series 2003 TF2A Class
A2, 4.0881% 11/15/14 (a)(e)	1,009,765	1,010,219
sequential pay:
Series 1997 C2 Class A3,
6.55% 1/17/35	2,075,000	2,143,262
Series 1999 C1 Class A2,
7.29% 9/15/41	3,500,000	3,769,413
Series 2000 C1 Class A2,
7.545% 4/15/62	1,100,000	1,206,606
Series 2004 C1:
Class A3, 4.321% 1/15/37	1,505,000	1,462,659
Class A4, 4.75% 1/15/37 .	3,035,000	2,975,261

171 Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount

CS First Boston Mortgage Securities
Corp.: – continued
Series 1997 C2 Class D, 7.27%
1/17/35	$ 1,750,000	$ 1,865,977
Series 1998 C1 Class C, 6.78%
5/17/40	5,000,000	5,298,364
Series 2001 CKN5 Class AX,
1.2009% 9/15/34 (a)(e)(g)	30,665,882	1,890,325
Series 2004 C1 Class ASP,
1.107% 1/15/37 (a)(e)(g)	23,268,004	808,202
Deutsche Mortgage & Asset
Receiving Corp. sequential pay
Series 1998 C1 Class D, 7.231%
6/15/31	1,270,000	1,343,441
DLJ Commercial Mortgage Corp.
sequential pay Series 2000 CF1
Class A1B, 7.62% 6/10/33	3,000,000	3,320,112
Equitable Life Assurance Society of
the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	500,000	507,698
Class C1, 7.52% 5/15/06 (a)	500,000	507,977
Fannie Mae sequential pay Series
1999 10 Class MZ, 6.5%
9/17/38	4,010,472	4,054,587
GGP Mall Properties Trust
sequential pay Series 2001 C1A
Class A2, 5.007% 11/15/11 (a)	3,374,669	3,390,194
Ginnie Mae guaranteed REMIC
pass thru securities sequential
pay:
Series 2002 83 Class B,
4.6951% 12/16/24	1,860,000	1,842,187
Series 2003 22 Class B, 3.963%
5/16/32	3,295,000	3,170,287
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001 LIBA Class A2,
6.615% 2/14/16 (a)	1,995,000	2,162,744
Series 2003 C1 Class A2A,
3.59% 1/10/40	3,220,000	3,152,528
Series 1998 GLII Class E,
7.1906% 4/13/31 (e)	245,000	256,904
J.P. Morgan Commercial Mortgage
Finance Corp. sequential pay
Series 2000 C9 Class A2, 7.77%
10/15/32	3,745,000	4,115,261
LB UBS Commercial Mortgage Trust
sequential pay:
Series 2000 C3 Class A2, 7.95%
1/15/10	2,180,000	2,428,937
Series 2001 C3 Class A1,
6.058% 6/15/20	4,935,041	5,069,320
Leafs CMBS I Ltd./Leafs CMBS I
Corp. Series 2002 1A:
Class B, 4.13% 11/20/37 (a)	2,600,000	2,442,458
Class C, 4.13% 11/20/37 (a)	2,600,000	2,363,556

	Principal	Value
	Amount
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004 HQ3
Class A2, 4.05% 1/13/41	$ 1,480,000	$ 1,436,385
Series 2005 IQ9 Class X2,
1.2033% 7/15/56 (a)(e)(g)	19,175,000	933,805
Thirteen Affiliates of General
Growth Properties, Inc. sequential
pay Series 1 Class A2, 6.602%
11/15/07 (a)	2,500,000	2,592,506
Trizechahn Office Properties Trust
Series 2001 TZHA Class E3,
7.253% 3/15/13 (a)	1,390,000	1,433,194
Wachovia Bank Commercial
Mortgage Trust sequential pay
Series 2003 C6 Class A2,
4.498% 8/15/35	2,385,000	2,356,900
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $84,286,147)		84,395,927

Foreign Government and Government Agency
Obligations 1.1%

Israeli State 4.625% 6/15/13	725,000	699,625
Korean Republic 4.875% 9/22/14	840,000	831,397
United Mexican States:
5.875% 1/15/14	430,000	444,620
6.75% 9/27/34	5,645,000	6,011,925
7.5% 4/8/33	8,587,000	9,939,453
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,263,743)		17,927,020

Supranational Obligations 0.1%

Corporacion Andina de Fomento
6.875% 3/15/12
(Cost $1,706,548)	1,725,000	1,891,513

Fixed Income Funds 15.5%
	Shares
Fidelity Specialized High Income Central
Investment Portfolio (f)	200,090	19,898,951
Fidelity Ultra Short Central Fund (f)	2,411,882	239,958,130
TOTAL FIXED-INCOME FUNDS
(Cost $259,738,984)		259,857,081

Quarterly Report 172

Cash Equivalents 2.4%

		Maturity	Value
		Amount

Investments in repurchase agreements
(Collateralized by U.S. Government
Obligations, in a joint trading
account at 3.89%, dated 9/30/05
due 10/3/05)
(Cost $40,122,000)		$ 40,135,022	$ 40,122,000

TOTAL INVESTMENT PORTFOLIO		104.3%
(Cost $1,751,129,083)		1,751,792,866

NET OTHER ASSETS (4.3)%			(72,459,331)

NET ASSETS 100%		$1,679,333,535

Swap Agreements

	Expiration	Notional
	Date	Amount

Credit Default Swap
Receive quarterly a
fixed rate of .4%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 4,
par value of the
proportional notional
amount (d)	June 2010	$ 10,000,000	(52,338)
Receive quarterly a
fixed rate of .5%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 3,
par value of the
proportional notional
amount (c)	March 2010	8,000,000	(17,181)
Receive quarterly a
fixed rate of .65%
multiplied by the
notional amount and
pay to Merrill Lynch,
Inc., upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 4,
par value of the
proportional notional
amount (d)	June 2015	17,000,000	(145,483)

	Expiration	Notional	Value
	Date	Amount

Receive quarterly a
fixed rate of .7%
multiplied by the
notional amount and
pay to Deutsche
Bank, upon each
default event of one
of the issues of Dow
Jones CDX N.A.
Investment Grade 3,
par value of the
proportional notional
amount (c)	March 2015	$8,000,000	$(59,528)
Receive quarterly
notional amount
multiplied by .35%
and pay Goldman
Sachs upon default
event of Southern
California Edison
Co., par value of the
notional amount of
Southern California
Edison Co. 7.625%
1/15/10	Sept. 2010	1,900,000	(60)
Receive quarterly
notional amount
multiplied by .41%
and pay Goldman
Sachs upon default
event of Sempre
Energy, par value of
the notional amount
of Sempra Energy
7.95% 3/1/10	Sept. 2010	1,600,000	4,389
Receive quarterly
notional amount
multiplied by .41%
and pay Merrill
Lynch, Inc. upon
default event of
Talisman Energy, Inc.,
par value of the
notional amount of
Talisman Energy, Inc.
7.25% 10/15/27	March 2009	1,400,000	6,715

Investments (Unaudited) - continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Receive quarterly
notional amount
multiplied by .42%
and pay Morgan
Stanley, Inc. upon
default event of
Sempra Energy, par
value of the notional
amount of Sempra
Energy 6% 2/1/13	Sept. 2010	$ 2,500,000	$ (5,742)
Receive quarterly
notional amount
multiplied by .48%
and pay JPMorgan
Chase, Inc. upon
default event of
Fannie Mae, par
value of the notional
amount of Fannie
Mae 4.625% 5/1/13	June 2010	4,000,000	41,007

TOTAL CREDIT DEFAULT SWAP		54,400,000	(228,221)
Interest Rate Swap
Receive quarterly a
fixed rate equal to
2.83852% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	Oct. 2006	90,000,000	(1,660,140)
Receive quarterly a
fixed rate equal to
3.2955% and pay
quarterly a floating
rate based on
3 month LIBOR with
Morgan Stanley, Inc.	Feb. 2006	26,000,000	(104,954)
Receive quarterly a
fixed rate equal to 4%
and pay quarterly a
floating rate based on
3 month LIBOR with
JPMorgan Chase, Inc.	July 2009	42,000,000	(837,745)
Receive quarterly a
fixed rate equal to
4.3875% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2010	8,000,000	(65,542)
Receive quarterly a
fixed rate equal to
4.774% and pay
quarterly a floating
rate based on
3 month LIBOR with
Credit Suisse First
Boston	March 2015	8,000,000	27,948

TOTAL INTEREST RATE SWAP .		174,000,000	(2,640,433)

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly a
return equal to Banc
of America Securities
LLC AAA 10 Yr
Commercial
Mortgage Backed
Securities Daily Index
and pay monthly a
floating rate based
on 1 month LIBOR
minus 20 basis points
with Bank of America	July 2006	$ 10,000,000	$ (255,798)
Receive monthly a
return equal to Banc
of America Securities
LLC AAA 10 Yr
Commercial
Mortgage Backed
Securities Daily Index
and pay monthly a
floating rate based
on 1 month LIBOR
minus 40 basis points
with Bank of America	March 2006	10,000,000	(243,490)
Receive monthly a
return equal to
Lehman Brothers
CMBS AAA 8.5+
Index and pay
monthly a floating
rate based on
1 month LIBOR minus
20 basis points with
Citibank	Oct. 2005	10,000,000	(274,033)
Receive monthly a
return equal to
Lehman Brothers
CMBS AAA 8.5+
Index and pay
monthly a floating
rate based on
1 month LIBOR minus
25 basis points with
Deutsche Bank	April 2006	10,000,000	0
Receive quarterly a
return equal to Banc
of America Securities
LLC AAA 10 Yr
Commercial
Mortgage Backed
Securities Daily Index
and pay quarterly a
floating rate based
on 3 month LIBOR
minus 40 basis points
with Bank of America	Nov. 2005	10,000,000	(94,846)

TOTAL TOTAL RETURN SWAP .		50,000,000	(868,167)

		$ 278,400,000	$(3,736,821)

Quarterly Report 174

Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $72,398,677 or 4.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(d) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited listing of the fixed-income central fund’s holdings is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,750,914,707. Net unrealized appreciation aggregated $878,159, of which $21,282,114 related to appreciated investment securities and $20,403,955 related to depreciated investment securities.

175 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1 800 221 5207 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

176

The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are a direct or indirect investment of Variable Insurance Products: Investment Grade Bond Portfolio. Thsese underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments.

177 Quarterly Report

Fidelity Specialized High Income Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 95.2%
		Principal	Value
		Amount
Aerospace – 3.5%
Bombardier, Inc. 7.45% 5/1/34 (a)		$240,000	$202,800
L 3 Communications Corp.:
5.875% 1/15/15		2,000,000	1,935,000
6.375% 10/15/15 (a)		3,000,000	3,022,500
7.625% 6/15/12		1,000,000	1,050,000
Orbital Sciences Corp. 9% 7/15/11		1,000,000	1,085,000
			7,295,300
Air Transportation – 0.7%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11		1,500,000	1,368,750
Automotive 4.8%
Ford Motor Co. 7.45% 7/16/31		1,000,000	780,000
Ford Motor Credit Co.:
6.625% 6/16/08		1,790,000	1,751,963
7% 10/1/13		1,000,000	927,357
General Motors Acceptance Corp.:
6.75% 12/1/14		1,000,000	869,844
6.875% 9/15/11		2,000,000	1,819,226
8% 11/1/31		2,000,000	1,746,338
General Motors Corp.:
7.125% 7/15/13		415,000	353,788
8.375% 7/15/33		1,650,000	1,287,000
Navistar International Corp. 7.5% 6/15/11		500,000	505,000
			10,040,516
Building Materials – 0.9%
Anixter International, Inc. 5.95% 3/1/15		2,000,000	1,855,000
Cable TV 4.2%
CSC Holdings, Inc. 6.75% 4/15/12 (a)		500,000	466,250
EchoStar DBS Corp. 5.75% 10/1/08		8,500,000	8,361,874
			8,828,124
Capital Goods 2.4%
Case New Holland, Inc.:
6% 6/1/09		1,500,000	1,447,500
9.25% 8/1/11		1,000,000	1,065,000
Leucadia National Corp. 7% 8/15/13		2,500,000	2,512,500
			5,025,000
Chemicals – 2.0%
Equistar Chemicals LP/Equistar Funding Corp. 8.75%
2/15/09		500,000	523,125

Quarterly Report	178

Nonconvertible Bonds continued
	Principal	Value
	Amount
Chemicals – continued
Millennium America, Inc. 9.25% 6/15/08	$1,000,000	$1,080,000
NOVA Chemicals Corp. 7.4% 4/1/09	2,500,000	2,575,000
		4,178,125
Consumer Products – 1.0%
IKON Office Solutions, Inc. 7.75% 9/15/15 (a)	2,000,000	1,977,500
Diversified Media – 2.1%
Liberty Media Corp.:
8.25% 2/1/30	1,500,000	1,436,403
8.5% 7/15/29	1,000,000	968,249
Videotron Ltee 6.375% 12/15/15 (a)	2,000,000	1,995,000
		4,399,652
Electric Utilities – 7.3%
AES Gener SA 7.5% 3/25/14	4,000,000	4,060,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (a)	500,000	560,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,000,000	2,075,000
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	3,000,000	3,217,500
TECO Energy, Inc. 5.6931% 5/1/10 (a)(b)	2,000,000	2,030,000
TXU Corp. 6.5% 11/15/24	3,500,000	3,298,750
		15,241,250
Energy – 7.7%
Chesapeake Energy Corp.:
6.5% 8/15/17 (a)	2,000,000	2,032,500
6.875% 1/15/16	3,000,000	3,078,750
7.5% 6/15/14	1,000,000	1,075,000
7.75% 1/15/15	2,000,000	2,140,000
Kerr-McGee Corp. 6.95% 7/1/24	1,265,000	1,310,792
Newfield Exploration Co. 6.625% 9/1/14	2,000,000	2,080,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (a)	1,500,000	1,507,500
Pogo Producing Co. 6.875% 10/1/17 (a)	2,800,000	2,849,000
		16,073,542
Food/Beverage/Tobacco – 2.4%
RJ Reynolds Tobacco Holdings, Inc. 6.5% 7/15/10 (a)	3,000,000	3,015,000
Smithfield Foods, Inc.:
7% 8/1/11	1,000,000	1,020,000
7.75% 5/15/13	1,000,000	1,050,000
		5,085,000

179 Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount
Gaming – 10.2%
Mandalay Resort Group 9.375% 2/15/10		$2,000,000	$2,202,500
MGM MIRAGE:
6% 10/1/09		6,000,000	5,940,000
6.625% 7/15/15 (a)		1,000,000	991,250
6.75% 9/1/12		1,000,000	1,010,000
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		500,000	497,500
6.375% 7/15/09		5,000,000	5,025,000
7.125% 8/15/14		1,000,000	1,037,500
8% 4/1/12		1,000,000	1,056,250
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (a)		500,000	512,500
7.25% 5/1/12		1,000,000	1,025,000
Station Casinos, Inc. 6.875% 3/1/16 (a)		2,000,000	2,020,000
			21,317,500
Healthcare 4.7%
Mylan Laboratories, Inc.:
5.75% 8/15/10 (a)		1,000,000	1,001,250
6.375% 8/15/15 (a)		2,000,000	2,002,500
Omega Healthcare Investors, Inc. 7% 4/1/14		1,000,000	1,015,000
PerkinElmer, Inc. 8.875% 1/15/13		1,000,000	1,095,000
Senior Housing Properties Trust 8.625% 1/15/12		1,500,000	1,668,750
Service Corp. International (SCI) 7% 6/15/17 (a)		3,000,000	3,037,500
			9,820,000
Homebuilding/Real Estate – 5.2%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (a)		3,000,000	3,000,000
8.125% 6/1/12		2,000,000	2,085,000
K. Hovnanian Enterprises, Inc. 6% 1/15/10		1,000,000	960,000
KB Home 7.75% 2/1/10		3,000,000	3,090,000
WCI Communities, Inc. 6.625% 3/15/15		2,000,000	1,810,000
			10,945,000
Hotels 3.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)		3,000,000	3,225,000
Host Marriott LP 7.125% 11/1/13		1,000,000	1,021,250
ITT Corp. 7.375% 11/15/15		1,875,000	2,034,375
			6,280,625
Insurance – 3.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13		3,095,000	3,296,175

Quarterly Report	180

Nonconvertible Bonds continued
	Principal	Value
	Amount
Insurance – continued
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	$1,000,000	$ 960,000
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,227,301
		6,483,476
Metals/Mining – 3.9%
Arch Western Finance LLC 6.75% 7/1/13	3,000,000	3,060,000
Century Aluminum Co. 7.5% 8/15/14	2,000,000	2,070,000
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,000,000	2,973,750
		8,103,750
Paper 3.9%
Georgia-Pacific Corp.:
8% 1/15/14	1,500,000	1,642,500
8% 1/15/24	1,000,000	1,096,250
8.875% 2/1/10	2,000,000	2,240,000
9.375% 2/1/13	1,000,000	1,117,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,000,000	2,030,000
		8,126,250
Services – 1.0%
FTI Consulting, Inc. 7.625% 6/15/13 (a)	2,000,000	2,030,000
Shipping – 2.0%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,049,300
8.25% 3/15/13	1,000,000	1,072,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,135,000
		4,256,800
Steels – 0.5%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,000,000	1,110,000
Super Retail – 1.5%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (a)(b)	1,370,000	1,380,275
8% 10/1/12 (a)	1,810,000	1,805,475
		3,185,750
Technology – 9.7%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	5,000,000	5,212,500
7.125% 7/15/14	1,000,000	1,060,000
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (b)	1,000,000	992,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,000,000	1,100,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (a)	4,000,000	4,070,000

181		Quarterly Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Technology – continued
Unisys Corp. 8% 10/15/12	$1,000,000	$ 977,500
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,200,000
Xerox Corp.:
7.625% 6/15/13	1,000,000	1,067,500
9.75% 1/15/09	500,000	560,000
		20,240,000
Telecommunications – 7.2%
American Towers, Inc. 7.25% 12/1/11	500,000	531,250
Innova S. de R.L. 9.375% 9/19/13	555,000	627,844
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,500,000	1,590,000
Qwest Corp.:
7.12% 6/15/13 (a)(b)	1,000,000	1,040,000
8.875% 3/15/12	2,000,000	2,185,000
Rogers Communications, Inc.:
7.25% 12/15/12	4,000,000	4,230,000
9.625% 5/1/11	2,000,000	2,310,000
U.S. West Communications:
6.875% 9/15/33	2,500,000	2,162,500
7.5% 6/15/23	500,000	452,500
		15,129,094
Textiles & Apparel – 0.3%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	500,000	506,250
TOTAL NONCONVERTIBLE BONDS
(Cost $199,828,504)		198,902,254

Quarterly Report

182

Cash Equivalents 7.6%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at:
3.16%, dated 9/30/05 due 10/3/05)	$12,275,229	$ 12,272,000
3.27%, dated 9/30/05 due 10/3/05)	3,511,957	3,511,000
TOTAL CASH EQUIVALENTS
(Cost $15,783,000)		15,783,000

TOTAL INVESTMENT PORTFOLIO 102.8%
(Cost $215,611,504)		214,685,254

NET OTHER ASSETS – (2.8)%		(5,747,742)
NET ASSETS 100%		$208,937,512

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $50,337,550 or
24.1% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $215,610,049. Net unrealized depreciation aggregated $924,795, of which $137,693 related to appreciated investment securities and $1,062,488 related to depreciated investment securities.

183 Quarterly Report

Fidelity Ultra-Short Central Fund

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
		Principal	Value
		Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)		$16,665,000	$16,704,263
4.43% 5/24/06 (d)		4,700,000	4,713,090
			21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06		8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)		. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06		5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)		16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06		8,505,000	8,336,763
			51,171,631

TOTAL CONSUMER DISCRETIONARY			72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06		11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)		10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)		16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)		14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)		19,925,000	19,915,914
			34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)		11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)		14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)		16,325,000	16,330,126
			41,634,294

TOTAL FINANCIALS			102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05		18,145,000	18,268,277

Quarterly Report	184

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

185		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)		$11,280,000	$11,284,074
Class M2, 4.52% 4/25/35 (d)		5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)		1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)		18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)		3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)		800,000	803,891
Class M2, 5.58% 6/25/33 (d)		856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)		1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)		2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)		2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)		4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)		6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)		1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)		1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)		1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)		1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)		7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)		4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)		2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)		8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)		5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)		5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)		14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)		15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)		9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09		25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)		11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)		3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07		8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10		15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)		2,969,781	2,983,343

Quarterly Report	186

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$200,427	$200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

187		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$5,695,000	$5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

Quarterly Report

188

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$5,000,000	$ 5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

189		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)		$2,280,000	$2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)		1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)		11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)		752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)		5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)		445,702	444,067
Class M1, 4.33% 6/25/34 (d)		1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)		2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)		3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)		4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)		8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)		19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)		3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)		3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)		1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)		11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)		17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)		8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)		16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)		2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)		1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)		5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)		8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)		5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)		1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)		700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)		3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)		9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)		2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)		16,387,547	16,385,833

Quarterly Report	190

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$6,441,811	$6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

191 Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)		$2,882,888	$2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)		54,777	55,120
Class M1, 4.47% 7/25/32 (d)		8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)		15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)		2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)		1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)		3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)		1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)		1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)		4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)		1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)		16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)		3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)		8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)		9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)		14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)		2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)		2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)		10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)		2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)		1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)		13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)		3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)		8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)		159,893	160,447
Class M1, 4.71% 8/25/33 (d)		2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)		1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)		8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)		3,415,000	3,437,752

Quarterly Report	192

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$4,040,000	$4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

193		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
		Principal	Value
		Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)		$9,000,000	$9,010,691
Class B, 4.3181% 1/18/11 (d)		14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)		4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)		2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)		10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)		4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)		2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)		1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)		14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)		124,347	124,374
Class M1, 4.65% 6/25/33 (d)		19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)		7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)		4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)		1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)		12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)		3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)		1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)		5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)		7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)		30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)		30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)		20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)		14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)		1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)		1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)		705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)		7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)		20,000,000	20,034,530

Quarterly Report	194

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$2,125,000	$2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

195		Quarterly Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$4,600,000	$4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086
Quarterly Report

196

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

197		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)		$18,993,594	$19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)		13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)		17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)		5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)		4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)		1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)		1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)		2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)		3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)		4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)		3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)		8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)		3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)		5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)		7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)		5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)		7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)		6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)		6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)		786,966	787,059
Class 1C, 4.59% 6/20/44 (d)		2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)		2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,228

Quarterly Report	198

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$11,231,269	$ 11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

199		Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

Quarterly Report

200

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

201 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

Quarterly Report

202

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

203 Quarterly Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)		$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)		3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)		474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY			422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)			1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)		5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)		2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)		2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)		2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)		1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)		1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)		915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)		2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)		1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)		6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)		6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)		4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)		5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)		334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)		6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)		13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)		2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)		6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)		646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)		565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)		485,063	490,747

Quarterly Report	204

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$6,109,217	$6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

205 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$969,949	$970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

Quarterly Report

206

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$715,000	$714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

207 Quarterly Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)		$1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)		875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)		1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)		1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)		2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)		1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)		1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)			362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06		30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06		30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)			59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)		26,500,000	26,417,781

Quarterly Report	208

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) . $2,120,321,927			$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$255,933

	209		Quarterly Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$37,540,000	$(135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

Quarterly Report	210

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$(131,320)

		$ 331,640,000	$(266,889)

	211	Quarterly Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

Quarterly Report 212

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005